         As filed with the Securities and Exchange Commission on April 22, 2008

                                                     Registration No. 333-34741
                                                                      811-05200
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

   Pre-Effective Amendment No.                                          [ ]
   Post-Effective Amendment No. 22                                      [X]

                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 184                                                    [X]


                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                          (Exact Name of Registrant)

                      METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752

                        (Name and Address of Guarantor)
                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                            13045 Tesson Ferry Road
                              St. Louis, MO 63128

                    (Name and Address of Agent for Service)
                              Richard C. Pearson

                                Vice President

                      MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680

                                   Copy to:
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004
                                (202) 383-0698

                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 28, 2008 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered: Individual Variable Annuity Contracts

================================================================================

                                                                      THE FIXED
                                                           AND VARIABLE ANNUITY
                                                                      ISSUED BY
                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                                            AND
                                            METLIFE INVESTORS INSURANCE COMPANY
    This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently,
 the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.
The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT.
      APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES 1):

   AIM V.I. International Growth Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

   Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):


   Templeton Foreign Securities Fund
MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED)):

   Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate Portfolio)

   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)

   Lazard Mid Cap Portfolio
   Legg Mason Partners Aggressive Growth Portfolio

   Legg Mason Value Equity Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   Lord Abbett Mid Cap Value Portfolio

   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio


   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

   T. Rowe Price Mid Cap Growth Portfolio (Class B)

   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

   Van Kampen Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED)):
   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   BlackRock Strategic Value Portfolio (Class B)
   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio (Class E)


   Franklin Templeton Small Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)

   Julius Baer International Stock Portfolio (Class B) (formerly FI International Stock Portfolio)

   MetLife Stock Index Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

   High Yield Portfolio
   Low Duration Portfolio
   StocksPLUS(R) Growth and Income Portfolio

PUTNAM VARIABLE TRUST (CLASS IA):

   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund

RUSSELL INVESTMENT FUNDS:
   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):
   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B):
   Strategic Growth and Income Portfolio
   Strategic Conservative Growth Portfolio
   Strategic Growth Portfolio
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 32 of this prospectus. For a free copy of the SAI, call us at (800) 989-3752 or complete and mail the enclosed form.

The Contracts:
..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 28, 2008

                             TABLE OF CONTENTS PAGE


                  INDEX OF SPECIAL TERMS..................  2

                  SUMMARY.................................  3

                  FEE TABLES AND EXAMPLES.................  5

                  1. THE ANNUITY CONTRACT................. 10
                     Market Timing........................ 10

                  2. ANNUITY PAYMENTS (THE INCOME PHASE)   10
                     Annuity Date......................... 10
                     Annuity Payments..................... 10
                     Annuity Options...................... 11

                  3. PURCHASE............................. 13
                     Purchase Payments.................... 13
                     Allocation of Purchase Payments...... 13
                     Accumulation Units................... 13

                  4. INVESTMENT OPTIONS................... 13
                     Transfers............................ 16
                     Market Timing........................ 17
                     Dollar Cost Averaging Program........ 18
                     Automatic Rebalancing Program........ 19
                     Voting Rights........................ 20
                     Substitution......................... 20

                  5. EXPENSES............................. 21
                     Insurance Charges.................... 21
                     Contract Maintenance Charge.......... 21
                     Withdrawal Charge.................... 21
                     Reduction or Elimination of the
                      Withdrawal Charge................... 22
                     Premium Taxes and Other Taxes........ 22
                     Transfer Fee......................... 22
                     Investment Portfolio Expenses........ 22

                  6. ACCESS TO YOUR MONEY................. 23
                     Systematic Withdrawal Program........ 23
                     Suspension of Payments or Transfers.. 23

                  7. PERFORMANCE.......................... 24

                  8. DEATH BENEFIT........................ 24
                     Upon Your Death...................... 24
                     Death of Annuitant................... 25
                     Controlled Payout.................... 25

                  9. FEDERAL INCOME TAX STATUS............ 25
                     Taxation of Non-Qualified Contracts.. 26


                      Taxation of Qualified Contracts...  27
                      Tax Credits and Deductions........  29
                      Possible Tax Law Changes..........  30

                   10. OTHER INFORMATION................  30
                      MetLife Investors.................  30
                      The Separate Account..............  30
                      Distributor.......................  31
                      Selling Firms.....................  31
                      Ownership.........................  32
                      Beneficiary.......................  32
                      Assignment........................  32
                      Financial Statements..............  32

                   TABLE OF CONTENTS OF THE STATEMENT OF
                   ADDITIONAL INFORMATION...............  32

                   APPENDIX A
                   Condensed Financial Information...... A-1

                   APPENDIX B
                   Participating Investment Portfolios.. B-1


INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                               PAGE
                           Accumulation Phase... 10
                           Accumulation Unit.... 13
                           Annuitant............ 10
                           Annuity Date......... 10
                           Annuity Options...... 11
                           Annuity Payments..... 10
                           Annuity Unit......... 13
                           Beneficiary.......... 32
                           Fixed Account........ 10
                           Income Phase......... 10
                           Investment Portfolios 13
                           Joint Owner.......... 32
                           Non-Qualified........ 25
                           Owner................ 31
                           Purchase Payment..... 13
                           Qualified............ 25
                           Tax Deferral......... 10

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1.  THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife Investors.

This contract offers investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. See Appendix B for a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can put money in up to 15 of the investment portfolios and the fixed account. Except as otherwise limited by MetLife Investors (see "Investment Options - Market Timing"), you can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2.  ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

4.  INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

.. Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

.. MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

.. If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

..  When you begin receiving regular income payments from your annuity, MetLife
   Investors will assess a state premium tax charge, if applicable, which ranges from 0% - 3.5% depending upon the state.

.. The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

.. There are also investment charges which currently range from 0.30% to 2.16% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.

6.  ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

7.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

8.  OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

.. You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

.. You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

.. You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

.. Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

9.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                           Des Moines, IA 50306-0366
                                (800) 343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

               OWNER TRANSACTION EXPENSES TABLE
               WITHDRAWAL CHARGE (Note 1) 5%
                  (as a percentage of
                  purchase payments)
               TRANSFER FEE (Note 2)      $0  (First 12 per year)
                                          Thereafter $25 or 2%
                                          of transfer, whichever
                                          is less.

--------------------------------------------------------------------------------
Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.


Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 or 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

                    CONTRACT MAINTENANCE CHARGE (Note 1) $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

                  Mortality and Expense Charge*          1.25%
                  Administration Expense Charge          0.15%
                                                         -----
                  Total Separate Account Product Charges 1.40%

* We are waiving the following amounts of the Mortality and Expense Charge: an amount equal to the investment portfolio expenses that are in excess of (1) 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B) and (2) 0.91% for account value allocated to the Met/AIM Capital Appreciation Portfolio (Class A).

--------------------------------------------------------------------------------
Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

Total Annual Investment                                                              Minimum Maximum
Portfolio Operating                                                                   0.29%   1.26%
Expenses (expenses that are deducted from investment
portfolio assets, including management fees, 12b-1/service fees, and other expenses)

--------------------------------------------------------------------------------

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


                                           Distribution                           Total   Contractual Fee Net Total
                                              and/or              Acquired Fund  Annual    Waiver and/or    Annual
                               Management Service(12b-1)  Other     Fees and    Operating     Expense     Operating
Investment Portfolio:             Fees         Fees      Expenses   Expenses*   Expenses   Reimbursement  Expenses**
---------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
   FUNDS -- SERIES I
 AIM V.I. International
   Growth Fund                    0.71%          --        0.36%      0.01%       1.08%        0.01%         1.07%(1)
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio          0.46%        0.25%       0.09%      0.00%       0.80%          --          0.80%
---------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 1
 Templeton Foreign Securities
   Fund                           0.63%          --        0.14%      0.02%       0.79%        0.02%         0.77%(2)
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate
   Portfolio -- Class A           0.61%          --        0.04%      0.00%       0.65%          --          0.65%
 Lazard Mid Cap Portfolio --
   Class A                        0.69%          --        0.07%      0.00%       0.76%          --          0.76%
 Legg Mason Partners
   Aggressive Growth
   Portfolio -- Class A           0.62%          --        0.05%      0.00%       0.67%          --          0.67%
 Legg Mason Value Equity
   Portfolio -- Class B           0.63%        0.25%       0.04%      0.00%       0.92%          --          0.92%
 Lord Abbett Bond Debenture
   Portfolio -- Class A           0.49%          --        0.05%      0.00%       0.54%          --          0.54%
 Lord Abbett Growth and
   Income Portfolio -- Class A    0.49%          --        0.03%      0.00%       0.52%          --          0.52%
 Lord Abbett Mid Cap Value
   Portfolio -- Class A           0.67%          --        0.08%      0.00%       0.75%          --          0.75%
 Met/AIM Capital
   Appreciation Portfolio --
   Class A                        0.76%          --        0.10%      0.00%       0.86%          --          0.86%
 Met/AIM Small Cap Growth
   Portfolio -- Class A           0.86%          --        0.06%      0.00%       0.92%          --          0.92%
 MFS(R) Emerging Markets
   Equity Portfolio -- Class A    1.00%          --        0.25%      0.00%       1.25%          --          1.25%
 MFS(R) Research International
   Portfolio -- Class A           0.70%          --        0.09%      0.00%       0.79%          --          0.79%
 Oppenheimer Capital
   Appreciation Portfolio --
   Class A                        0.58%          --        0.04%      0.00%       0.62%          --          0.62%

                                             Distribution                           Total   Contractual Fee Net Total
                                                and/or              Acquired Fund  Annual    Waiver and/or    Annual
                                 Management Service(12b-1)  Other     Fees and    Operating     Expense     Operating
Investment Portfolio:               Fees         Fees      Expenses   Expenses*   Expenses   Reimbursement  Expenses**
-----------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio
   -- Class A                       0.48%          --        0.04%      0.00%       0.52%          --          0.52%(3)
 T. Rowe Price Mid Cap
   Growth Portfolio -- Class B      0.75%        0.25%       0.05%      0.00%       1.05%          --          1.05%
 Third Avenue Small Cap Value
   Portfolio -- Class B             0.73%        0.25%       0.03%      0.00%       1.01%          --          1.01%
 Van Kampen Comstock
   Portfolio -- Class B             0.58%        0.25%       0.03%      0.00%       0.86%          --          0.86%
 Van Kampen Mid Cap Growth
   Portfolio -- Class A             0.70%          --        0.17%      0.00%       0.87%        0.00%         0.87%
-----------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income
   Portfolio -- Class A             0.38%          --        0.06%      0.00%       0.44%        0.01%         0.43%(4)
 BlackRock Money Market
   Portfolio -- Class A             0.33%          --        0.07%      0.00%       0.40%        0.01%         0.39%(5)
 BlackRock Strategic Value
   Portfolio -- Class B             0.82%        0.25%       0.06%      0.00%       1.13%          --          1.13%
 Capital Guardian U.S. Equity
   Portfolio -- Class A             0.66%          --        0.05%      0.00%       0.71%          --          0.71%
 Davis Venture Value Portfolio
   -- Class E                       0.69%        0.15%       0.04%      0.00%       0.88%          --          0.88%
 Franklin Templeton Small Cap
   Growth Portfolio -- Class B      0.90%        0.25%       0.11%      0.00%       1.26%          --          1.26%
 Jennison Growth Portfolio --
   Class B                          0.63%        0.25%       0.04%      0.00%       0.92%          --          0.92%
 Julius Baer International Stock
   Portfolio -- Class B             0.84%        0.25%       0.12%      0.00%       1.21%        0.04%         1.17%(6)
 MetLife Stock Index Portfolio
   -- Class A                       0.25%          --        0.04%      0.00%       0.29%        0.01%         0.28%(7)
 T. Rowe Price Large Cap
   Growth Portfolio -- Class A      0.60%          --        0.07%      0.00%       0.67%          --          0.67%
 T. Rowe Price Small Cap
   Growth Portfolio -- Class A      0.51%          --        0.08%      0.00%       0.59%          --          0.59%
 Western Asset Management
   Strategic Bond Opportunities
   Portfolio -- Class A             0.61%          --        0.05%      0.00%       0.66%          --          0.66%
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
  -- ADMINISTRATIVE CLASS
 High Yield Portfolio               0.25%          --        0.50%      0.00%       0.75%          --          0.75%
 Low Duration Portfolio             0.25%          --        0.40%      0.00%       0.65%          --          0.65%
 StocksPLUS(R) Growth and
   Income Portfolio                 0.25%          --        0.25%      0.00%       0.50%          --          0.50%
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST --CLASS IA
 Putnam VT Growth and
   Income Fund                      0.50%          --        0.05%      0.00%       0.55%          --          0.55%
 Putnam VT Vista Fund               0.65%          --        0.11%      0.00%       0.76%          --          0.76%
-----------------------------------------------------------------------------------------------------------------------

                                         Distribution                           Total   Contractual Fee Net Total
                                            and/or              Acquired Fund  Annual    Waiver and/or    Annual
                             Management Service(12b-1)  Other     Fees and    Operating     Expense     Operating
Investment Portfolio:           Fees         Fees      Expenses   Expenses*   Expenses   Reimbursement  Expenses**
-------------------------------------------------------------------------------------------------------------------
RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund         0.90%         --         0.24%      0.00%       1.14%        0.08%         1.06%(8)
 Core Bond Fund                 0.55%         --         0.22%      0.01%       0.78%        0.07%         0.71%(8)
 Multi-Style Equity Fund        0.73%         --         0.15%      0.00%       0.88%          --          0.88%(8)
 Non-U.S. Fund                  0.90%         --         0.28%      0.01%       1.19%        0.03%         1.16%(8)
 Real Estate Securities Fund    0.80%         --         0.12%      0.00%       0.92%          --          0.92%(8)



                                           Distribution                           Total   Contractual Fee  Net Total
                                              and/or              Acquired Fund  Annual    Waiver and/or     Annual
                               Management Service(12b-1)  Other     Fees and    Operating     Expense      Operating
Underlying Fund:                  Fee          Fees      Expenses   Expenses*   Expenses   Reimbursement   Expenses**
--------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
 Cyclical Growth and Income
   ETF Portfolio -- Class B       0.45%        0.25%       0.09%      0.23%       1.02%        0.00%         1.02%(9)
 Cyclical Growth ETF
   Portfolio -- Class B           0.45%        0.25%       0.08%      0.24%       1.02%          --          1.02%(9)
--------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  METLIFE ASSET ALLOCATION
  PROGRAM -- CLASS B
 MetLife Defensive Strategy
   Portfolio -- Class B           0.09%        0.25%       0.02%      0.62%       0.98%        0.01%         0.97%(10)(11)
 MetLife Moderate Strategy
   Portfolio -- Class B           0.07%        0.25%       0.00%      0.65%       0.97%          --          0.97%(10)
--------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  GALLATIN ASSET ALLOCATION
  PROGRAM -- CLASS B
 Strategic Conservative
   Growth Portfolio --
   Class B                        0.15%        0.25%       0.05%      0.74%       1.19%        0.05%         1.14%(12)
 Strategic Growth and Income
   Portfolio -- Class B           0.15%        0.25%       0.05%      0.78%       1.23%        0.05%         1.18%(12)
 Strategic Growth Portfolio --
   Class B                        0.15%        0.25%       0.09%      0.68%       1.17%        0.09%         1.08%(12)



  * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

 ** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

 (1) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. The Fee Waiver reflects this agreement, which is in effect through at least April 30, 2009.
 (2) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
 (3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.
 (4) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.

(5) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.
(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each class of the Portfolio to 0.243%.
(8) The Fund's Manager has contractually agreed to waive, at least until April 28, 2009, a portion of its management fee, up to the full amount of that fee, and to then reimburse the Fund for all remaining expenses, after fee waivers, in order to prevent total operating expenses, excluding "Acquired Fund Fees and Expenses," from exceeding the following amounts of the Fund's average daily net assets on an annual basis: 1.05% for the Aggressive Equity Fund; 0.70% for the Core Bond Fund; 0.87% for the Multi-style Equity Fund; and, 1.15% for the Non-U.S. Fund.
(9) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying EFT or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.
(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
(11) Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.
(12) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.15%, excluding 12b-1 fees and acquired fund fees and expenses.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$773                    (a)$1,287                   (a)$1,876                   (a)$3,015
         (b)$676                    (b)$  994                   (b)$1,386                   (b)$2,032


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$273                     (a)$837                    (a)$1,426                   (a)$3,015
         (b)$176                     (b)$544                    (b)$  936                   (b)$2,032


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you can continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

The contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 4% per year. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information - Ownership."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other Contract Owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by Contract Owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

ANNUITY PAYMENTS

You will receive ANNUITY PAYMENTS during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs and may be changed by us). The ANNUITANT is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the investment portfolio(s), or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment return used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment return, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum. Due to underwriting or Internal Revenue Code considerations, there may be limitations on the payments or duration of the guarantee period under Option 2.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

You may not commute any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments.

For variable annuity options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract (See "Variable Annuity Payments"). For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Federal Income Tax Status." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined at the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

.. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see "Transfers During the Income Phase" for details.

.. The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last Valuation Period of the month preceding the month for which payment is due. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

.. The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

3.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will not accept purchase payments made with cash, money orders, or travelers checks.


If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Bond Debenture Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Bond Debenture Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Bond Debenture Portfolio.

4.  INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE
INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES,

IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in the Company's role as an intermediary, with respect to the investment portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%.


Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolios Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolios Expenses" and "Other Information" - "Distributor") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to investment portfolios advised by our affiliates than those that are not, we may be more inclined to offer investment portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of contract value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (SERIES I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:


 AIM V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


 Equity-Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)


Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolio is available under the contract:


 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:


 Clarion Global Real Estate Portfolio

 Cyclical Growth ETF Portfolio (Class B)
 Cyclical Growth and Income ETF Portfolio (Class B)

 Lazard Mid Cap Portfolio

 Legg Mason Partners Aggressive Growth Portfolio
 Legg Mason Value Equity Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio

 Lord Abbett Mid Cap Value Portfolio

 Met/AIM Capital Appreciation Portfolio
 Met/AIM Small Cap Growth Portfolio

 MFS(R) Emerging Markets Equity Portfolio

 MFS(R) Research International Portfolio


 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio

 T. Rowe Price Mid Cap Growth Portfolio (Class B)

 Third Avenue Small Cap Value Portfolio (Class B)
 Van Kampen Comstock Portfolio (Class B)

 Van Kampen Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 BlackRock Strategic Value Portfolio (Class B)
 Capital Guardian U.S. Equity Portfolio
 Davis Venture Value Portfolio (Class E)


 Franklin Templeton Small Cap Growth Portfolio (Class B)
 Jennison Growth Portfolio (Class B)

 Julius Baer International Stock Portfolio (Class B)

 MetLife Stock Index Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


 High Yield Portfolio
 Low Duration Portfolio
 StocksPLUS(R) Growth and Income Portfolio


PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:


 Putnam VT Growth and Income Fund
 Putnam VT Vista Fund


RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

 Aggressive Equity Fund
 Core Bond Fund
 Multi-Style Equity Fund
 Non-U.S. Fund
 Real Estate Securities Fund

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

 MetLife Defensive Strategy Portfolio
 MetLife Moderate Strategy Portfolio

MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

 Strategic Growth and Income Portfolio
 Strategic Conservative Growth Portfolio
 Strategic Growth Portfolio

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Market Timing.")

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife Investors. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record all telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time to be received the following business day.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

MARKET TIMING

Frequent requests from Contract Owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios i.e., AIM V.I. International Growth Fund, Clarion Global Real Estate Portfolio, Templeton Foreign Securities Fund, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, BlackRock Strategic Value Portfolio, Julius Baer International Stock Portfolio, PIMCO High Yield Portfolio, Russell Aggressive Equity Fund, and Russell Non-U.S. Fund (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the

Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the investment portfolios to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the investment portfolio.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Money Market Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The

Dollar Cost Averaging Program is available only during the accumulation phase. MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth and Income Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth and Income Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS

The following MetLife Asset Allocation Program Portfolios (Class B) are available under the contract:

..  MetLife Defensive Strategy Portfolio

..  MetLife Moderate Strategy Portfolio

Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife Asset Allocation Program Portfolios.

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. (See the fund prospectus for a description of each portfolio's target allocation.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

DESCRIPTION OF THE GALLATIN ASSET ALLOCATION PORTFOLIOS

The following Gallatin Asset Allocation Portfolios (Class B) are available under the contract:

..  Strategic Growth and Income Portfolio

..  Strategic Conservative Growth Portfolio

..  Strategic Growth Portfolio

Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the Gallatin Asset Allocation Portfolios. Gallatin Asset Management, Inc. ("Gallatin"), an affiliate of A.G. Edwards, is the sub-adviser of each of these portfolios.

Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc. that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). (See the fund prospectus for a description of each portfolio's target allocation.) Gallatin establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Gallatin may add new underlying investment portfolios or replace existing underlying investment portfolios or change the allocations among the underlying investment portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the underlying investment portfolios, or the availability of other underlying investment portfolios that may provide a risk-adjusted benefit to a portfolio.

On a regular basis, Gallatin will evaluate each Gallatin Asset Allocation Portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, Gallatin will consider whether to make changes to any of the underlying investment portfolios.

VOTING RIGHTS

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

5.  EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase). The insurance charge has two parts:

1) the mortality and expense risk premium, and

2) the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

..  10% of purchase payments free.

.. Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

..  Earnings in the contract free.

.. Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.


The withdrawal charge may apply to a full or partial withdrawal of your contract pursuant to a request to divide the assets of the contract due to a divorce.


MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals, death benefits, or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when its fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information on each investment portfolio's redemption fee, see the investment portfolio prospectus.

6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal prior to the close of trading on the New York Stock Exchange (currently, 4:00 P.M. Eastern Time):

..  less any applicable withdrawal charge,

..  less any premium or other tax, and

..  less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

When you make a withdrawal, the amount of the death benefit may be reduced. (See "Death Benefit.")

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. SEE "FEDERAL INCOME TAX STATUS."

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

..  an emergency exists, as determined by the Securities and Exchange
   Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.


Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this available option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."


Because the timing of distributions from a qualified contract must satisfy the requirements of the Internal Revenue Code, the right of a spouse to succeed to the rights of a deceased owner are only available to a person who is defined as a spouse under the federal Defense of Marriage Act, or any other applicable federal law.


Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "QUALIFIED Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "NON-QUALIFIED Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non- deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS.

In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as page 21 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for an owner age 50 or older, $1000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of
(a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA.

Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007, will require fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


Recently, the IRS announced new regulations affecting 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON or BEFORE September 24, 2007, MAY subject the contract to the new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the contract, you should keep in mind that the value of a variable annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the variable annuity contract, the value of the variable annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a variable annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to variable annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from variable annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet its obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that the contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees, and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

Any amount of the death benefit that exceeds the account value is paid from our general account. Death benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.

DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. We no longer offer the contracts to new purchasers, but we continue to accept purchase payments from existing contract owners.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


As described above in "Investment Options," certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards, we pay to it a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with any A.G. Edwards asset allocation program, that they allocate purchase payments and contract value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2007 the percentage fees paid to A.G. Edwards ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards financial consultant.


Gallatin Asset Management, Inc. an affiliate of A.G. Edwards, serves as the subadviser of the Cyclical Growth ETF Portfolio, Cyclical Growth and Income ETF Portfolio, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio, and the Strategic Growth Portfolio (the "Gallatin-Subadvised Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the Gallatin-Subadvised Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (see the Statement of Additional Information for Met Investors Series Trust for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment adviser of Met Investors Series Trust.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the Gallatin-Subadvised Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the Gallatin-Subadvised Portfolios.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS


The financial statements of MetLife Investors, the financial statements of the Separate Account, and the consolidated financial statements of General American Life have been included in the Statement of Additional Information.


TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company

   Independent Registered Public Accounting Firm

   Custodian
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

          If you would like the Statement of Additional Information dated April 28, 2008, for the annuity contract issued by MetLife Investors, at no charge, please print and fill in all information and mail to:

                      MetLife Investors Insurance Company
                     Attn: Variable Products
                     5 Park Plaza, Suite 1900
                      Irvine, CA 92614




                     --------------------------------------
                     Name

                     --------------------------------------
                     Address

                     --------------------------------------
                     City            State     Zip Code

                     Book-629 (4/08)       SAI-NAVIGATOR 08

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
AIM V.I. - CAPITAL APPRECIATION FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     11.77      183,488
   01/01/1999    to    12/31/1999                 11.77     16.79      901,235
   01/01/2000    to    12/31/2000                 16.79     14.75    3,126,329
   01/01/2001    to    12/31/2001                 14.75     11.18    3,737,754
   01/01/2002    to    12/31/2002                 11.18      8.34    3,126,907
   01/01/2003    to    12/31/2003                  8.34     10.65    2,649,823
   01/01/2004    to    12/31/2004                 10.65     11.20    2,158,509
   01/01/2005    to    12/31/2005                 11.20     12.02    1,652,443
   01/01/2006    to    12/31/2006                 12.02     12.60      954,755
   01/01/2007    to    04/27/2007                 12.60     13.45            0
--------------------------------------------------------------------------------
AIM V.I. - INTERNATIONAL GROWTH FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     11.39      204,072
   01/01/1999    to    12/31/1999                 11.39     17.42      277,998
   01/01/2000    to    12/31/2000                 17.42     12.64      604,303
   01/01/2001    to    12/31/2001                 12.64      9.55      664,626
   01/01/2002    to    12/31/2002                  9.55      7.94      568,165
   01/01/2003    to    12/31/2003                  7.94     10.11      476,838
   01/01/2004    to    12/31/2004                 10.11     12.36      396,902
   01/01/2005    to    12/31/2005                 12.36     14.38      361,297
   01/01/2006    to    12/31/2006                 14.38     18.18      272,122
   01/01/2007    to    12/31/2007                 18.18     20.56      243,216
--------------------------------------------------------------------------------
AIM V.I. - PREMIER EQUITY FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     13.06      521,890
   01/01/1999    to    12/31/1999                 13.06     16.73    2,544,761
   01/01/2000    to    12/31/2000                 16.73     14.08    5,573,084
   01/01/2001    to    12/31/2001                 14.08     12.15    6,321,722
   01/01/2002    to    12/31/2002                 12.15      8.36    5,277,324
   01/01/2003    to    12/31/2003                  8.36     10.31    4,466,131
   01/01/2004    to    04/30/2004                 10.31     10.12    4,181,195
--------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS PREMIER GROWTH - CLASS A
(NOW MIST JANUS AGGRESSIVE GROWTH)
   01/01/1998    to    12/31/1998                 10.00     14.60      667,854
   01/01/1999    to    12/31/1999                 14.60     19.04    2,065,459
   01/01/2000    to    12/31/2000                 19.04     15.67    3,937,242
   01/01/2001    to    12/31/2001                 15.67     12.79    4,644,437
   01/01/2002    to    12/31/2002                 12.79      8.75    3,763,649
   01/01/2003    to    12/31/2003                  8.75     10.67    3,417,300
   01/01/2004    to    04/30/2004                 10.67     10.56    3,293,839
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     AUV AT    AUV AT   ACCUM. UNITS
                                                    BEGINNING    END       END OF
                                                    OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS REAL ESTATE INVEST - CLASS A
(NOW MIST NEUBERGER BERMAN REAL ESTATE)
   01/01/1998    to    12/31/1998                     10.00      7.99      191,411
   01/01/1999    to    12/31/1999                      7.99      7.47      475,475
   01/01/2000    to    12/31/2000                      7.47      9.34      941,017
   01/01/2001    to    12/31/2001                      9.34     10.20    1,096,694
   01/01/2002    to    12/31/2002                     10.20     10.32    1,012,013
   01/01/2003    to    12/31/2003                     10.32     14.18      936,692
   01/01/2004    to    12/31/2004                     14.18     18.96      762,560
   01/01/2005    to    04/30/2005                     18.96     18.21      693,766
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS SMALL CAP VALUE - CLASS B
(NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS B)
   05/01/2001    to    12/31/2001                     10.00     11.10        3,329
   01/01/2002    to    12/31/2002                     11.10     10.24       98,595
   01/01/2003    to    12/31/2003                     10.24     14.23      105,701
   01/01/2004    to    04/30/2004                     14.23     14.43       98,651
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS VALUE - CLASS B
(NOW MIST LORD ABBETT GROWTH AND INCOME - CLASS B)
   05/01/2001    to    12/31/2001                     10.00      9.98       13,023
   01/01/2002    to    12/31/2002                      9.98      8.56       49,381
   01/01/2003    to    12/31/2003                      8.56     10.85       65,971
   01/01/2004    to    04/30/2004                     10.85     10.88       62,221
------------------------------------------------------------------------------------
AMERICAN CENTURY - VP INCOME AND GROWTH - CLASS I
   11/19/1999    to    12/31/1999                     10.00     10.32       27,012
   01/01/2000    to    12/31/2000                     10.32      9.10      900,367
   01/01/2001    to    12/31/2001                      9.10      8.22    2,575,460
   01/01/2002    to    12/31/2002                      8.22      6.54    4,965,327
   01/01/2003    to    12/31/2003                      6.54      8.34    6,117,756
   01/01/2004    to    04/30/2004                      8.34      8.42    5,747,784
------------------------------------------------------------------------------------
AMERICAN CENTURY - VP INTERNATIONAL - CLASS I
   11/19/1999    to    12/31/1999                     10.00     12.51          155
   01/01/2000    to    12/31/2000                     12.51     10.27       61,640
   01/01/2001    to    12/31/2001                     10.27      7.19       78,823
   01/01/2002    to    12/31/2002                      7.19      5.64       85,518
   01/01/2003    to    12/31/2003                      5.64      6.93       88,769
   01/01/2004    to    04/30/2004                      6.93      7.00       86,959
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            AUV AT    AUV AT   ACCUM. UNITS
                                                           BEGINNING    END       END OF
                                                           OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------------------
AMERICAN CENTURY - VP VALUE - CLASS I
   11/19/1999    to    12/31/1999                            10.00      9.58      17,999
   01/01/2000    to    12/31/2000                             9.58     11.16     425,321
   01/01/2001    to    12/31/2001                            11.16     12.43     899,401
   01/01/2002    to    12/31/2002                            12.43     10.71     859,930
   01/01/2003    to    12/31/2003                            10.71     13.62     725,841
   01/01/2004    to    04/30/2004                            13.62     14.05     695,955
-------------------------------------------------------------------------------------------
DREYFUS VIF - APPRECIATION PORTFOLIO - INITIAL SHARES
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   11/19/1999    to    12/31/1999                            10.00     10.12      22,221
   01/01/2000    to    12/31/2000                            10.12      9.90     485,604
   01/01/2001    to    12/31/2001                             9.90      8.86     826,798
   01/01/2002    to    12/31/2002                             8.86      7.27     682,347
   01/01/2003    to    12/31/2003                             7.27      8.69     576,959
   01/01/2004    to    04/30/2004                             8.69      8.74     571,756
-------------------------------------------------------------------------------------------
DREYFUS VIF - DISCIPLINED STOCK PORTFOLIO - INITIAL SHARES
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   11/19/1999    to    12/31/1999                            10.00     10.30         944
   01/01/2000    to    12/31/2000                            10.30      9.22      30,230
   01/01/2001    to    12/31/2001                             9.22      7.88      34,563
   01/01/2002    to    12/31/2002                             7.88      6.01      22,319
   01/01/2003    to    12/31/2003                             6.01      7.33      15,866
   01/01/2004    to    04/30/2004                             7.33      7.24      17,139
-------------------------------------------------------------------------------------------
DREYFUS VIF - STOCK INDEX FUND - INITIAL SHARES
(NOW MSF METLIFE STOCK INDEX)
   11/19/1999    to    12/31/1999                            10.00     10.32       1,373
   01/01/2000    to    12/31/2000                            10.32      9.23     147,375
   01/01/2001    to    12/31/2001                             9.23      7.99     215,068
   01/01/2002    to    12/31/2002                             7.99      6.12     125,499
   01/01/2003    to    12/31/2003                             6.12      7.75     113,629
   01/01/2004    to    12/31/2004                             7.75      8.45      98,455
   01/01/2005    to    04/30/2005                             8.45      8.07      85,977
-------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) DREMAN SMALL CAP VALUE
VIP - CLASS A
(NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS A)
   01/01/1998    to    12/31/1998                            10.00      8.75     245,092
   01/01/1999    to    12/31/1999                             8.75      8.87     496,083
   01/01/2000    to    12/31/2000                             8.87      9.10     518,884
   01/01/2001    to    12/31/2001                             9.10     10.58     524,101
   01/01/2002    to    12/31/2002                            10.58      9.25     495,020
   01/01/2003    to    12/31/2003                             9.25     12.95     407,422
   01/01/2004    to    12/31/2004                            12.95     16.10     245,905
   01/01/2005    to    04/30/2005                            16.10     15.12     225,068
-------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           AUV AT    AUV AT   ACCUM. UNITS
                                                          BEGINNING    END       END OF
                                                          OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) GOVERNMENT & AGENCY
SECURITIES VIP - CLASS A
   01/01/1998    to    12/31/1998                           10.00     10.56       59,712
   01/01/1999    to    12/31/1999                           10.56     10.48      218,804
   01/01/2000    to    12/31/2000                           10.48     11.47      201,531
   01/01/2001    to    12/31/2001                           11.47     12.24      227,714
   01/01/2002    to    12/31/2002                           12.24     13.04      260,901
   01/01/2003    to    12/31/2003                           13.04     13.15      190,394
   01/01/2004    to    12/31/2004                           13.15     13.46      135,211
   01/01/2005    to    12/31/2005                           13.46     13.61      104,232
   01/01/2006    to    12/31/2006                           13.61     13.98       44,325
   01/01/2007    to    12/31/2007                           13.98     14.61       38,012
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) INTERNATIONAL VIP - CLASS A
   11/19/1999    to    12/31/1999                           10.00     11.63       14,499
   01/01/2000    to    12/31/2000                           11.63      8.98      303,945
   01/01/2001    to    12/31/2001                            8.98      6.12      522,292
   01/01/2002    to    12/31/2002                            6.12      4.93      457,388
   01/01/2003    to    12/31/2003                            4.93      6.21      394,176
   01/01/2004    to    04/30/2004                            6.21      6.31      385,410
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) SMALL CAP GROWTH VIP -
CLASS A
   01/01/1998    to    12/31/1998                           10.00     11.68       76,492
   01/01/1999    to    12/31/1999                           11.68     15.49      113,560
   01/01/2000    to    12/31/2000                           15.49     13.64      249,067
   01/01/2001    to    12/31/2001                           13.64      9.58      262,419
   01/01/2002    to    12/31/2002                            9.58      6.29      236,462
   01/01/2003    to    12/31/2003                            6.29      8.24      245,672
   01/01/2004    to    12/31/2004                            8.24      9.02      202,226
   01/01/2005    to    12/31/2005                            9.02      9.53      158,987
   01/01/2006    to    12/31/2006                            9.53      9.89      124,814
   01/01/2007    to    04/27/2007                            9.89     10.59            0
------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
   04/26/2001    to    12/31/2001                           11.74     11.16      207,842
   01/01/2002    to    12/31/2002                           11.16      9.10       87,920
   01/01/2003    to    12/31/2003                            9.10     11.67      229,136
   01/01/2004    to    12/31/2004                           11.67     12.80      332,212
   01/01/2005    to    12/31/2005                           12.80     13.33      290,583
   01/01/2006    to    12/31/2006                           13.33     15.76       49,308
   01/01/2007    to    12/31/2007                           15.76     15.74       61,723
------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - SERVICE CLASS 2
   04/26/2001    to    12/31/2001                           14.01     12.63      295,355
   01/01/2002    to    12/31/2002                           12.63      8.67      122,981
   01/01/2003    to    12/31/2003                            8.67     11.33      690,704
   01/01/2004    to    12/31/2004                           11.33     11.52    2,611,368
   01/01/2005    to    12/31/2005                           11.52     11.99    2,902,954
   01/01/2006    to    04/30/2006                           11.99     12.52      166,798
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            AUV AT    AUV AT   ACCUM. UNITS
                                                           BEGINNING    END       END OF
                                                           OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
(NOW MIST LORD ABBETT BOND DEBENTURE - CLASS B)
   04/26/2001    to    12/31/2001                            10.00      9.03        3,193
   01/01/2002    to    12/31/2002                             9.03      9.19       20,905
   01/01/2003    to    12/31/2003                             9.19     11.49       47,749
   01/01/2004    to    12/31/2004                            11.49     12.39       50,126
   01/01/2005    to    04/30/2005                            12.39     11.92       45,666
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      7.55       89,960
   01/01/1999    to    12/31/1999                             7.55     11.46      304,489
   01/01/2000    to    12/31/2000                            11.46      7.71      697,304
   01/01/2001    to    12/31/2001                             7.71      6.99      976,427
   01/01/2002    to    12/31/2002                             6.99      6.89      843,855
   01/01/2003    to    12/31/2003                             6.89     10.45      768,313
   01/01/2004    to    12/31/2004                            10.45     12.86      663,058
   01/01/2005    to    12/31/2005                            12.86     16.21      554,323
   01/01/2006    to    12/31/2006                            16.21     20.53      395,792
   01/01/2007    to    12/31/2007                            20.53     26.13      308,204
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON FOREIGN SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      9.14      164,775
   01/01/1999    to    12/31/1999                             9.14     11.15      826,137
   01/01/2000    to    12/31/2000                            11.15     10.75    1,393,831
   01/01/2001    to    12/31/2001                            10.75      8.93    1,553,542
   01/01/2002    to    12/31/2002                             8.93      7.19    1,451,378
   01/01/2003    to    12/31/2003                             7.19      9.39    1,450,366
   01/01/2004    to    12/31/2004                             9.39     11.01    1,355,505
   01/01/2005    to    12/31/2005                            11.01     12.00    1,211,193
   01/01/2006    to    12/31/2006                            12.00     14.40      992,053
   01/01/2007    to    12/31/2007                            14.40     16.44      816,174
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      9.63      106,035
   01/01/1999    to    12/31/1999                             9.63     10.41      247,806
   01/01/2000    to    12/31/2000                            10.41     11.58      709,561
   01/01/2001    to    12/31/2001                            11.58     12.25    1,022,355
   01/01/2002    to    12/31/2002                            12.25     10.69      874,411
   01/01/2003    to    12/31/2003                            10.69     13.22      810,909
   01/01/2004    to    04/30/2004                            13.22     13.44      799,072
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON SMALL CAP - CLASS 1
(NOW MSF T. ROWE PRICE SMALL CAP GROWTH)
   03/01/1999    to    12/31/1999                            10.00     17.68       55,398
   01/01/2000    to    12/31/2000                            17.68     14.58      338,504
   01/01/2001    to    12/31/2001                            14.58     12.22      405,503
   01/01/2002    to    12/31/2002                            12.22      8.61      426,059
   01/01/2003    to    12/31/2003                             8.61     11.69      420,674
   01/01/2004    to    04/30/2004                            11.69     11.92      403,327
-------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  AUV AT    AUV AT   ACCUM. UNITS
                                                 BEGINNING    END       END OF
                                                 OF PERIOD OF PERIOD    PERIOD
---------------------------------------------------------------------------------
GACC MONEY MARKET
(NOW MSF BLACKROCK MONEY MARKET)
   06/03/1996    to    12/31/1996                  10.00     10.23       34,964
   01/01/1997    to    12/31/1997                  10.23     10.67      311,051
   01/01/1998    to    12/31/1998                  10.67     11.11    1,473,737
   01/01/1999    to    12/31/1999                  11.11     11.53    3,709,173
   01/01/2000    to    12/31/2000                  11.53     12.10    2,265,284
   01/01/2001    to    12/31/2001                  12.10     12.41    2,923,506
   01/01/2002    to    12/31/2002                  12.41     12.44    2,887,332
   01/01/2003    to    04/25/2003                  12.44     12.43    2,879,801
---------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH AND INCOME
   01/01/2003    to    12/31/2003                   7.57      9.28      476,521
   01/01/2004    to    04/30/2004                   9.28      9.46      455,443
---------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY
   01/01/2003    to    12/31/2003                   7.84     10.48      190,303
   01/01/2004    to    04/30/2004                  10.48     10.23      176,044
---------------------------------------------------------------------------------
INVESCO VIF - DYNAMICS FUND
(NOW MIST T. ROWE PRICE MID-CAP GROWTH--CLASS A)
   11/19/1999    to    12/31/1999                  10.00     11.14       16,259
   01/01/2000    to    12/31/2000                  11.14     10.60      427,434
   01/01/2001    to    12/31/2001                  10.60      7.20    1,301,752
   01/01/2002    to    12/31/2002                   7.20      4.84    2,583,488
   01/01/2003    to    12/31/2003                   4.84      6.57    3,018,591
   01/01/2004    to    04/30/2004                   6.57      6.71    2,829,369
---------------------------------------------------------------------------------
INVESCO VIF - HIGH YIELD FUND
   11/19/1999    to    12/31/1999                  10.00     10.12        5,548
   01/01/2000    to    12/31/2000                  10.12      8.81      209,530
   01/01/2001    to    12/31/2001                   8.81      7.40      468,388
   01/01/2002    to    12/31/2002                   7.40      7.20      323,300
   01/01/2003    to    12/31/2003                   7.20      8.88      276,076
   01/01/2004    to    04/30/2004                   8.88      9.01      264,373
---------------------------------------------------------------------------------
MFS/VIT EMERGING GROWTH SERIES - INITIAL CLASS
(NOW MSF T. ROWE PRICE LARGE CAP GROWTH)
   01/01/1998    to    12/31/1998                  10.00     13.23      539,659
   01/01/1999    to    12/31/1999                  13.23     23.06    1,237,361
   01/01/2000    to    12/31/2000                  23.06     18.28    1,710,417
   01/01/2001    to    12/31/2001                  18.28     11.99    1,651,486
   01/01/2002    to    12/31/2002                  11.99      7.83    1,337,953
   01/01/2003    to    12/31/2003                   7.83     10.06    1,168,700
   01/01/2004    to    04/30/2004                  10.06     10.27    1,091,223
---------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                AUV AT    AUV AT   ACCUM. UNITS
                                               BEGINNING    END       END OF
                                               OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------
MFS/VIT HIGH INCOME SERIES - INITIAL CLASS
   01/01/1998    to    12/31/1998                10.00      9.85      219,209
   01/01/1999    to    12/31/1999                 9.85     10.33      437,876
   01/01/2000    to    12/31/2000                10.33      9.51      546,225
   01/01/2001    to    12/31/2001                 9.51      9.57      780,005
   01/01/2002    to    12/31/2002                 9.57      9.68      853,177
   01/01/2003    to    12/31/2003                 9.68     11.26      863,525
   01/01/2004    to    12/31/2004                11.26     12.12      676,432
   01/01/2005    to    04/30/2005                12.12     11.74      634,726
-------------------------------------------------------------------------------
MFS/VIT INVESTORS TRUST SERIES - INITIAL CLASS
   01/01/1998    to    12/31/1998                10.00     12.07      581,434
   01/01/1999    to    12/31/1999                12.07     12.70    1,373,014
   01/01/2000    to    12/31/2000                12.70     12.50    2,041,279
   01/01/2001    to    12/31/2001                12.50     10.36    2,514,762
   01/01/2002    to    12/31/2002                10.36      8.07    2,271,135
   01/01/2003    to    12/31/2003                 8.07      9.73    2,198,563
   01/01/2004    to    12/31/2004                 9.73     10.68    1,775,231
   01/01/2005    to    04/30/2005                10.68     10.22    1,656,416
-------------------------------------------------------------------------------
MFS/VIT NEW DISCOVERY SERIES - INITIAL CLASS
(NOW MIST MET/AIM SMALL CAP GROWTH)
   09/01/2000    to    12/31/2000                10.00      8.60       16,967
   01/01/2001    to    12/31/2001                 8.60      8.05      832,101
   01/01/2002    to    12/31/2002                 8.05      5.43      914,935
   01/01/2003    to    12/31/2003                 5.43      7.16    1,036,706
   01/01/2004    to    12/31/2004                 7.16      7.52      982,516
   01/01/2005    to    04/30/2005                 7.52      6.46      952,609
-------------------------------------------------------------------------------
MFS/VIT RESEARCH SERIES - INITIAL CLASS
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   01/01/1998    to    12/31/1998                10.00     12.17      464,786
   01/01/1999    to    12/31/1999                12.17     14.89    1,098,586
   01/01/2000    to    12/31/2000                14.89     13.97    1,487,387
   01/01/2001    to    12/31/2001                13.97     10.85    1,538,541
   01/01/2002    to    12/31/2002                10.85      8.07    1,234,964
   01/01/2003    to    12/31/2003                 8.07      9.93    1,049,818
   01/01/2004    to    04/30/2004                 9.93     10.12    1,008,156
-------------------------------------------------------------------------------
MFS/VIT STRATEGIC INCOME SERIES - INITIAL CLASS
(NOW MSF SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES)
   01/01/1998    to    12/31/1998                10.00     10.67        2,082
   01/01/1999    to    12/31/1999                10.67     10.26        7,473
   01/01/2000    to    12/31/2000                10.26     10.61       14,766
   01/01/2001    to    12/31/2001                10.61     10.96       20,273
   01/01/2002    to    12/31/2002                10.96     11.72      141,790
   01/01/2003    to    12/31/2003                11.72     12.75      136,455
   01/01/2004    to    04/30/2004                12.75     12.73      126,381
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           AUV AT    AUV AT   ACCUM. UNITS
                                                          BEGINNING    END       END OF
                                                          OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------------
MIST - CYCLICAL GROWTH ETF PORTFOLIO - CLASS B
   09/30/2005    to    12/31/2005                           10.00     10.17        20,020
   01/01/2006    to    12/31/2006                           10.17     11.42        86,053
   01/01/2007    to    12/31/2007                           11.42     11.89        48,087
------------------------------------------------------------------------------------------
MIST - CYCLICAL GROWTH AND INCOME ETF PORTFOLIO - CLASS B
   09/30/2005    to    12/31/2005                           10.00     10.13       103,067
   01/01/2006    to    12/31/2006                           10.13     11.16       125,878
   01/01/2007    to    12/31/2007                           11.16     11.60       137,170
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN ENHANCED INDEX - CLASS A
   04/30/1996    to    12/31/1996                           10.00     11.33     1,389,606
   01/01/1997    to    12/31/1997                           11.33     14.89     1,473,929
   01/01/1998    to    12/31/1998                           14.89     19.43     4,178,035
   01/01/1999    to    12/31/1999                           19.43     22.55    10,050,149
   01/01/2000    to    12/31/2000                           22.55     19.66    10,667,988
   01/01/2001    to    12/31/2001                           19.66     17.18     9,604,542
   01/01/2002    to    12/31/2002                           17.18     12.71     7,712,034
   01/01/2003    to    04/25/2003                           12.71     13.03     7,219,008
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN INTERNATIONAL EQUITY - CLASS A
   04/30/1996    to    12/31/1996                           10.21     10.97     1,306,892
   01/01/1997    to    12/31/1997                           10.97     11.46     5,440,592
   01/01/1998    to    12/31/1998                           11.46     12.89     7,309,325
   01/01/1999    to    12/31/1999                           12.89     16.33     7,578,951
   01/01/2000    to    12/31/2000                           16.33     13.41     7,802,123
   01/01/2001    to    12/31/2001                           13.41     10.54     6,798,044
   01/01/2002    to    12/31/2002                           10.54      8.69     5,234,918
   01/01/2003    to    04/25/2003                            8.69      8.33     4,859,536
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   04/30/1996    to    12/31/1996                            9.90     10.37       508,830
   01/01/1997    to    12/31/1997                           10.37     11.16     1,433,081
   01/01/1998    to    12/31/1998                           11.16     11.91     3,323,343
   01/01/1999    to    12/31/1999                           11.91     11.57     7,608,610
   01/01/2000    to    12/31/2000                           11.57     12.71     6,709,012
   01/01/2001    to    12/31/2001                           12.71     13.41     6,655,731
   01/01/2002    to    12/31/2002                           13.41     14.41     6,096,575
   01/01/2003    to    12/31/2003                           14.41     14.78     5,085,444
   01/01/2004    to    11/19/2004                           14.78     15.20     4,107,037
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         AUV AT    AUV AT   ACCUM. UNITS
                                                        BEGINNING    END       END OF
                                                        OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------------
MIST - J.P. MORGAN SELECT EQUITY - CLASS A
(NOW MSF CAPITAL GUARDIAN U.S. EQUITY - CLASS A)
   04/30/1996    to    12/31/1996                         10.08     10.84     2,044,523
   01/01/1997    to    12/31/1997                         10.84     14.05     6,903,606
   01/01/1998    to    12/31/1998                         14.05     16.99    10,544,818
   01/01/1999    to    12/31/1999                         16.99     18.38    12,271,286
   01/01/2000    to    12/31/2000                         18.38     17.00    12,047,555
   01/01/2001    to    12/31/2001                         17.00     15.75    10,844,584
   01/01/2002    to    12/31/2002                         15.75     11.55     8,484,458
   01/01/2003    to    12/31/2003                         11.55     15.21     7,250,220
   01/01/2004    to    11/19/2004                         15.21     16.41     5,985,944
----------------------------------------------------------------------------------------
MIST - LARGE CAP RESEARCH - CLASS A
   01/01/1997    to    12/31/1997                         10.00      9.90       124,559
   01/01/1998    to    12/31/1998                          9.90     11.83     1,094,920
   01/01/1999    to    12/31/1999                         11.83     14.64     2,260,424
   01/01/2000    to    12/31/2000                         14.64     16.25     2,796,457
   01/01/2001    to    02/09/2001                         16.25     16.10     2,874,281
----------------------------------------------------------------------------------------
MIST - LAZARD MID CAP PORTFOLIO - CLASS A
   04/30/2007    to    12/31/2007                         17.00     15.12     1,481,822
----------------------------------------------------------------------------------------
MIST - LEGG MASON AGGRESSIVE GROWTH PORTFOLIO - CLASS A
   05/01/2004    to    12/31/2004                          9.08      9.89     3,095,338
   01/01/2005    to    12/31/2005                          9.89     11.10     2,310,326
   01/01/2006    to    12/31/2006                         11.10     10.77     1,691,832
   01/01/2007    to    12/31/2007                         10.77     10.90     1,229,428
----------------------------------------------------------------------------------------
MIST - LEGG MASON VALUE EQUITY PORTFOLIO - CLASS B
   05/01/2006    to    12/31/2006                         10.42     11.17         3,235
   01/01/2007    to    12/31/2007                         11.17     10.36         6,018
----------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   04/30/1996    to    12/31/1996                         10.10     11.29       659,663
   01/01/1997    to    12/31/1997                         11.29     12.88     3,945,097
   01/01/1998    to    12/31/1998                         12.88     13.50     8,184,894
   01/01/1999    to    12/31/1999                         13.50     13.77    11,413,993
   01/01/2000    to    12/31/2000                         13.77     13.68    10,379,151
   01/01/2001    to    12/31/2001                         13.68     14.00     9,987,878
   01/01/2002    to    12/31/2002                         14.00     13.76     9,082,056
   01/01/2003    to    12/31/2003                         13.76     16.21     8,247,095
   01/01/2004    to    12/31/2004                         16.21     17.33     6,997,284
   01/01/2005    to    12/31/2005                         17.33     17.40     5,920,743
   01/01/2006    to    12/31/2006                         17.40     18.77     4,549,243
   01/01/2007    to    12/31/2007                         18.77     19.77     3,650,480
----------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS B
   05/01/2005    to    12/31/2005                         11.94     12.42           653
   01/01/2006    to    12/31/2006                         12.42     13.37             0
   01/01/2007    to    12/31/2007                         13.37     14.04        92,063
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         AUV AT    AUV AT   ACCUM. UNITS
                                                        BEGINNING    END       END OF
                                                        OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------------
MIST - LORD ABBETT DEVELOPING GROWTH - CLASS A
   08/19/1997    to    12/31/1997                         10.00     10.53       148,658
   01/01/1998    to    12/31/1998                         10.53     11.07     1,342,201
   01/01/1999    to    12/31/1999                         11.07     14.45     2,153,899
   01/01/2000    to    12/31/2000                         14.45     11.57     3,364,546
   01/01/2001    to    12/31/2001                         11.57     10.63     3,007,893
   01/01/2002    to    12/31/2002                         10.63      7.44     2,431,192
   01/01/2003    to    04/25/2003                          7.44      7.48     2,306,133
----------------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
   01/08/1999    to    12/31/1999                         35.90     39.46    21,128,621
   01/01/2000    to    12/31/2000                         39.46     44.62    19,739,469
   01/01/2001    to    12/31/2001                         44.62     41.48    19,653,991
   01/01/2002    to    12/31/2002                         41.48     33.56     7,487,100
   01/01/2003    to    12/31/2003                         33.56     43.37    18,337,534
   01/01/2004    to    12/31/2004                         43.37     48.29    17,755,836
   01/01/2005    to    12/31/2005                         48.29     49.37    14,382,114
   01/01/2006    to    12/31/2006                         49.37     57.47    10,701,249
   01/01/2007    to    12/31/2007                         57.47     58.94     8,534,977
----------------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS B
   05/01/2004    to    12/31/2004                         41.91     46.43        23,544
   01/01/2005    to    12/31/2005                         46.43     47.34         2,864
   01/01/2006    to    12/31/2006                         47.34     54.99         2,565
   01/01/2007    to    12/31/2007                         54.99     56.24         1,899
----------------------------------------------------------------------------------------
MIST - LORD ABBETT MID CAP VALUE - CLASS A
   08/19/1997    to    12/31/1997                         10.00     10.47       194,386
   01/01/1998    to    12/31/1998                         10.47     10.44     1,642,553
   01/01/1999    to    12/31/1999                         10.44     10.88     2,528,900
   01/01/2000    to    12/31/2000                         10.88     16.40     3,377,783
   01/01/2001    to    12/31/2001                         16.40     17.48     3,949,594
   01/01/2002    to    12/31/2002                         17.48     15.63     4,352,632
   01/01/2003    to    12/31/2003                         15.63     19.45     4,295,222
   01/01/2004    to    12/31/2004                         19.45     23.94     4,370,738
   01/01/2005    to    12/31/2005                         23.94     25.56     3,683,994
   01/01/2006    to    12/31/2006                         25.56     28.35     2,673,192
   01/01/2007    to    12/31/2007                         28.35     28.21     2,119,334
----------------------------------------------------------------------------------------
MIST - MET/AIM CAPITAL APPRECIATION PORTFOLIO - CLASS A
   05/01/2006    to    12/31/2006                         14.94     14.77             0
   01/01/2007    to    12/31/2007                         14.77      1.63     5,937,150
----------------------------------------------------------------------------------------
MIST - MET/AIM SMALL CAP GROWTH - CLASS A
   05/01/2005    to    12/31/2005                          6.53      7.45       762,909
   01/01/2006    to    12/31/2006                          7.45      8.37       526,175
   01/01/2007    to    12/31/2007                          8.37      9.19       379,267
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                   AUV AT    AUV AT   ACCUM. UNITS
                                                  BEGINNING    END       END OF
                                                  OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------
MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A
   04/30/1996    to    12/31/1996                   10.51     11.31    1,237,405
   01/01/1997    to    12/31/1997                   11.31     13.49    3,940,243
   01/01/1998    to    12/31/1998                   13.49     12.58    5,532,610
   01/01/1999    to    12/31/1999                   12.58     17.93    5,435,852
   01/01/2000    to    12/31/2000                   17.93     15.82    5,473,303
   01/01/2001    to    12/31/2001                   15.82     14.28    4,744,773
   01/01/2002    to    12/31/2002                   14.28     11.12    3,725,339
   01/01/2003    to    12/31/2003                   11.12     14.12    3,095,716
   01/01/2004    to    12/31/2004                   14.12     16.50    2,474,085
   01/01/2005    to    12/31/2005                   16.50     17.91    1,914,223
   01/01/2006    to    12/31/2006                   17.91     20.29    1,464,477
   01/01/2007    to    04/27/2007                   20.29     22.09            0
----------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   01/01/2003    to    12/31/2003                   10.00     13.28    3,703,698
   01/01/2004    to    12/31/2004                   13.28     15.69    3,631,096
   01/01/2005    to    12/31/2005                   15.69     18.07    3,937,426
   01/01/2006    to    12/31/2006                   18.07     22.62    3,042,974
   01/01/2007    to    12/31/2007                   22.62     25.35    2,410,788
----------------------------------------------------------------------------------
MIST - NEUBERGER BERMAN REAL ESTATE - CLASS A
   05/01/2005    to    12/31/2005                   18.16     20.89      577,966
   01/01/2006    to    12/31/2006                   20.89     28.41      408,587
   01/01/2007    to    12/31/2007                   28.41     23.87      273,519
----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
   05/01/2004    to    12/31/2004                    9.63     10.24    1,419,760
   01/01/2005    to    12/31/2005                   10.24     10.60    3,198,574
   01/01/2006    to    12/31/2006                   10.60     11.27    2,299,212
   01/01/2007    to    12/31/2007                   11.27     12.72    1,664,715
----------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2004    to    12/31/2004                   11.76     12.21    5,497,879
   01/01/2005    to    12/31/2005                   12.21     12.34    4,580,153
   01/01/2006    to    12/31/2006                   12.34     12.75    3,735,873
   01/01/2007    to    12/31/2007                   12.75     13.56    3,119,436
----------------------------------------------------------------------------------
MIST - T. ROWE PRICE MID CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                    6.34      7.19    2,294,962
   01/01/2005    to    12/31/2005                    7.19      8.15    1,860,924
   01/01/2006    to    12/31/2006                    8.15      8.56      367,515
   01/01/2007    to    12/31/2007                    8.56      9.95      230,893
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       AUV AT    AUV AT   ACCUM. UNITS
                                                      BEGINNING    END       END OF
                                                      OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------------
MIST - T. ROWE PRICE MID CAP GROWTH - CLASS B
   05/01/2004    to    12/31/2004                        6.12      7.12    3,539,464
   01/01/2005    to    12/31/2005                        7.12      8.04    3,595,782
   01/01/2006    to    12/31/2006                        8.04      8.42      149,407
   01/01/2007    to    12/31/2007                        8.42      9.77       99,023
--------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2005    to    12/31/2005                       15.24     18.08      168,089
   01/01/2006    to    12/31/2006                       18.08     20.21      129,336
   01/01/2007    to    12/31/2007                       20.21     19.37      113,978
--------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS B
   05/01/2004    to    12/31/2004                       11.99     14.32      434,545
   01/01/2005    to    12/31/2005                       14.32     16.31      495,524
   01/01/2006    to    12/31/2006                       16.31     18.19       30,610
   01/01/2007    to    12/31/2007                       18.19     17.40       24,238
--------------------------------------------------------------------------------------
MIST - VAN KAMPEN COMSTOCK - CLASS B
   05/01/2005    to    12/31/2005                       10.00     10.48      956,701
   01/01/2006    to    12/31/2006                       10.48     11.99      383,654
   01/01/2007    to    12/31/2007                       11.99     11.53      445,777
--------------------------------------------------------------------------------------
MIST - VAN KAMPEN MID CAP GROWTH PORTFOLIO - CLASS A
   05/01/2001    to    12/31/2001                        9.64      8.83       85,446
   01/01/2002    to    12/31/2002                        8.83      6.60      254,179
   01/01/2003    to    12/31/2003                        6.60      8.87    2,811,310
   01/01/2004    to    12/31/2004                        8.87      9.87    2,401,597
   01/01/2005    to    12/31/2005                        9.87     10.19    1,863,080
   01/01/2006    to    12/31/2006                       10.19     10.92    1,465,142
   01/01/2007    to    12/31/2007                       10.92     13.33    1,149,432
--------------------------------------------------------------------------------------
MIST - MAAP - METLIFE DEFENSIVE STRATEGY - CLASS B
   11/13/2006    to    12/31/2006                       11.04     11.16        5,282
   01/01/2007    to    12/31/2007                       11.16     11.66       36,970
--------------------------------------------------------------------------------------
MIST - MAAP - METLIFE MODERATE STRATEGY - CLASS B
   11/13/2006    to    12/31/2006                       11.42     11.61        2,005
   01/01/2007    to    12/31/2007                       11.61     12.15      113,659
--------------------------------------------------------------------------------------
MIST - GAAP - STRATEGIC CONSERVATIVE GROWTH - CLASS B
   11/13/2006    to    12/31/2006                       10.00     10.24      103,200
   01/01/2007    to    12/31/2007                       10.24     10.90      351,434
--------------------------------------------------------------------------------------
MIST - GAAP - STRATEGIC GROWTH AND INCOME - CLASS B
   11/13/2006    to    12/31/2006                       10.00     10.20       92,283
   01/01/2007    to    12/31/2007                       10.20     10.70      336,639
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM. UNITS
                                                   BEGINNING    END       END OF
                                                   OF PERIOD OF PERIOD    PERIOD
-----------------------------------------------------------------------------------
MIST - GAAP - STRATEGIC GROWTH PORTFOLIO - CLASS B
   11/13/2006     to    12/31/2006                   10.01     10.31       70,194
   01/01/2007    to    12/31/2007                    10.31     11.06      248,020
-----------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2004    to    12/31/2004                    45.55     47.26      208,616
   01/01/2005    to    12/31/2005                    47.26     47.73      204,201
   01/01/2006    to    12/31/2006                    47.73     49.15      159,816
   01/01/2007    to    12/31/2007                    49.15     51.51      141,190
-----------------------------------------------------------------------------------
MSF - BLACKROCK MONEY MARKET - CLASS A
   01/01/2003    to    12/31/2003                    10.00      9.96    2,218,170
   01/01/2004    to    12/31/2004                     9.96      9.91    2,068,226
   01/01/2005    to    12/31/2005                     9.91     10.06    1,455,551
   01/01/2006    to    12/31/2006                    10.06     10.40    1,358,206
   01/01/2007    to    12/31/2007                    10.40     10.77    1,450,986
-----------------------------------------------------------------------------------
MSF - BLACKROCK STRATEGIC VALUE - CLASS B
   05/01/2004    to    12/31/2004                    16.11     18.13      158,295
   01/01/2005    to    12/31/2005                    18.13     18.57      110,156
   01/01/2006    to    12/31/2006                    18.57     21.33        4,409
   01/01/2007    to    12/31/2007                    21.33     20.25        3,544
-----------------------------------------------------------------------------------
MSF - CAPITAL GUARDIAN U.S. EQUITY - CLASS A
   05/01/2004    to    12/31/2004                    11.03     11.45    8,961,130
   01/01/2005    to    12/31/2005                    11.45     11.95    7,043,342
   01/01/2006    to    12/31/2006                    11.95     12.97    5,461,828
   01/01/2007    to    12/31/2007                    12.97     12.78    4,344,903
-----------------------------------------------------------------------------------
MSF - CAPITAL GUARDIAN U.S. EQUITY - CLASS B
   05/01/2003    to    12/31/2003                     8.42     10.59    1,666,051
   01/01/2004    to    12/31/2004                    10.59     11.39    2,566,300
   01/01/2005    to    12/31/2005                    11.39     11.85    2,247,652
   01/01/2006    to    12/31/2006                    11.85     12.83      284,161
   01/01/2007    to    12/31/2007                    12.83     12.61      211,086
-----------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS E
   05/01/2003    to    12/31/2003                     8.56     10.77    3,185,418
   01/01/2004    to    12/31/2004                    10.77     11.91    5,312,010
   01/01/2005    to    12/31/2005                    11.91     12.94    5,262,621
   01/01/2006    to    12/31/2006                    12.94     14.60      318,501
   01/01/2007    to    12/31/2007                    14.60     15.03      247,520
-----------------------------------------------------------------------------------
MSF - FI INTERNATIONAL STOCK PORTFOLIO - CLASS B
   05/01/2006    to    12/31/2006                    19.29     19.52        6,345
   01/01/2007    to    12/31/2007                    19.52     21.18        9,643
-----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     AUV AT    AUV AT   ACCUM. UNITS
                                                    BEGINNING    END       END OF
                                                    OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------
MSF - FRANKLIN TEMPLETON SMALL CAP GROWTH - CLASS B
   05/01/2004    to    12/31/2004                      8.81      9.76      127,354
   01/01/2005    to    12/31/2005                      9.76     10.04      811,212
   01/01/2006    to    12/31/2006                     10.04     10.87       70,634
   01/01/2007    to    12/31/2007                     10.87     11.18       49,472
------------------------------------------------------------------------------------
MSF - JENNISON GROWTH - CLASS B
   05/01/2004    to    12/31/2004                      9.64     10.48    1,028,049
   01/01/2005    to    12/31/2005                     10.48     11.73    1,242,714
   01/01/2006    to    12/31/2006                     11.73     11.86      130,351
   01/01/2007    to    12/31/2007                     11.86     13.03       98,544
------------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2005    to    12/31/2005                      8.11      8.72       73,926
   01/01/2006    to    12/31/2006                      8.72      9.93       66,402
   01/01/2007    to    12/31/2007                      9.93     10.31       45,675
------------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                     11.28     12.24    1,353,696
   01/01/2005    to    12/31/2005                     12.24     12.86    1,154,265
   01/01/2006    to    12/31/2006                     12.86     14.37    1,056,525
   01/01/2007    to    12/31/2007                     14.37     15.50      838,882
------------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS B
   05/01/2006    to    12/31/2006                     13.11     14.12       95,298
   01/01/2007    to    12/31/2007                     14.12     15.21       72,337
------------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                     12.53     13.38      361,121
   01/01/2005    to    12/31/2005                     13.38     14.64      330,601
   01/01/2006    to    12/31/2006                     14.64     15.00      291,424
   01/01/2007    to    12/31/2007                     15.00     16.25      309,116
------------------------------------------------------------------------------------
MSF - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                     19.04     20.23       69,596
   01/01/2005    to    12/31/2005                     20.23     20.52       67,853
   01/01/2006    to    12/31/2006                     20.52     21.26       55,301
   01/01/2007    to    12/31/2007                     21.26     21.80       46,044
------------------------------------------------------------------------------------
NEWPORT TIGER FUND VS - CLASS A
(NOW MIST MFS RESEARCH INTERNATIONAL)
   01/01/1998    to    12/31/1998                     10.00      9.23       31,936
   01/01/1999    to    12/31/1999                      9.23     15.29       40,648
   01/01/2000    to    12/31/2000                     15.29     12.72       75,915
   01/01/2001    to    12/31/2001                     12.72     10.30       76,277
   01/01/2002    to    12/31/2002                     10.30      8.43       68,348
   01/01/2003    to    12/31/2003                      8.43     12.04       54,028
   01/01/2004    to    04/30/2004                     12.04     12.10       50,513
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                               AUV AT    AUV AT   ACCUM. UNITS
                                              BEGINNING    END       END OF
                                              OF PERIOD OF PERIOD    PERIOD
  ----------------------------------------------------------------------------
  OPPENHEIMER BOND FUND/VA
  (NOW MSF BLACKROCK BOND INCOME)
     01/01/1998    to    12/31/1998             10.00     10.53      401,990
     01/01/1999    to    12/31/1999             10.53     10.23    1,030,539
     01/01/2000    to    12/31/2000             10.23     10.70    1,183,359
     01/01/2001    to    12/31/2001             10.70     11.37    1,161,929
     01/01/2002    to    12/31/2002             11.37     12.23    1,151,840
     01/01/2003    to    12/31/2003             12.23     12.88      942,696
     01/01/2004    to    04/30/2004             12.88     12.87      907,918
  ----------------------------------------------------------------------------
  OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  (NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
     01/01/1998    to    12/31/1998             10.00     12.23       97,161
     01/01/1999    to    12/31/1999             12.23     17.09      436,692
     01/01/2000    to    12/31/2000             17.09     16.81      721,879
     01/01/2001    to    12/31/2001             16.81     14.49      772,904
     01/01/2002    to    12/31/2002             14.49     10.45      643,117
     01/01/2003    to    12/31/2003             10.45     13.50      685,140
     01/01/2004    to    12/31/2004             13.50     14.23      535,465
     01/01/2005    to    04/30/2005             14.23     13.50      505,314
  ----------------------------------------------------------------------------
  OPPENHEIMER HIGH INCOME FUND/VA
     01/01/1998    to    12/31/1998             10.00      9.89       78,513
     01/01/1999    to    12/31/1999              9.89     10.17      238,266
     01/01/2000    to    12/31/2000             10.17      9.66      294,225
     01/01/2001    to    12/31/2001              9.66      9.71      298,630
     01/01/2002    to    12/31/2002              9.71      9.35      272,760
     01/01/2003    to    12/31/2003              9.35     11.42      275,782
     01/01/2004    to    04/30/2004             11.42     11.56      231,643
  ----------------------------------------------------------------------------
  OPPENHEIMER MAIN STREET FUND/VA
     01/01/1998    to    12/31/1998             10.00     10.33      284,830
     01/01/1999    to    12/31/1999             10.33     12.39      618,771
     01/01/2000    to    12/31/2000             12.39     11.15    1,218,285
     01/01/2001    to    12/31/2001             11.15      9.88    1,357,695
     01/01/2002    to    12/31/2002              9.88      7.91    1,030,883
     01/01/2003    to    12/31/2003              7.91      9.88      955,112
     01/01/2004    to    04/30/2004              9.88      9.89      930,357
  ----------------------------------------------------------------------------
  OPPENHEIMER STRATEGIC BOND FUND/VA
  (NOW MIST PIMCO TOTAL RETURN)
     01/01/1998    to    12/31/1998             10.00     10.15      107,869
     01/01/1999    to    12/31/1999             10.15     10.29      306,527
     01/01/2000    to    12/31/2000             10.29     10.42      364,302
     01/01/2001    to    12/31/2001             10.42     10.77      338,891
     01/01/2002    to    12/31/2002             10.77     11.41      299,605
     01/01/2003    to    12/31/2003             11.41     13.29      260,052
     01/01/2004    to    04/30/2004             13.29     13.24      235,162
  ----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     AUV AT        AUV AT   ACCUM. UNITS
                                                    BEGINNING        END       END OF
                                                    OF PERIOD     OF PERIOD    PERIOD
 ---------------------------------------------------------------------------------------
 PIMCO VIT HIGH YIELD - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999                    10.00         10.08           10
    01/01/2000    to    12/31/2000                    10.08          9.85        6,254
    01/01/2001    to    12/31/2001                     9.85          9.95       23,685
    01/01/2002    to    12/31/2002                     9.95          9.70       78,750
    01/01/2003    to    12/31/2003                     9.70         11.76      290,447
    01/01/2004    to    12/31/2004                    11.76         12.70      211,259
    01/01/2005    to    12/31/2005                    12.70         13.04      448,736
    01/01/2006    to    12/31/2006                    13.04         14.03       30,115
    01/01/2007    to    12/31/2007                    14.03         14.32       19,728
 ---------------------------------------------------------------------------------------
 PIMCO VIT LOW DURATION - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999                    10.00          9.97           10
    01/01/2000    to    12/31/2000                     9.97         10.62        7,992
    01/01/2001    to    12/31/2001                    10.62         11.35      114,543
    01/01/2002    to    12/31/2002                    11.35         11.98      614,958
    01/01/2003    to    12/31/2003                    11.98         12.09      774,343
    01/01/2004    to    12/31/2004                    12.09         12.14      565,202
    01/01/2005    to    12/31/2005                    12.14         12.09      493,803
    01/01/2006    to    12/31/2006                    12.09         12.40       39,131
    01/01/2007    to    12/31/2007                    12.40         13.13       28,243
 ---------------------------------------------------------------------------------------
 PIMCO VIT STOCKSPLUS(R) GROWTH AND INCOME - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999                    10.00         10.31          887
    01/01/2000    to    12/31/2000                    10.31          9.20       36,238
    01/01/2001    to    12/31/2001                     9.20          8.11       51,653
    01/01/2002    to    12/31/2002                     8.11          6.38       72,979
    01/01/2003    to    12/31/2003                     6.38          8.20       97,925
    01/01/2004    to    12/31/2004                     8.20          8.96      123,414
    01/01/2005    to    12/31/2005                     8.96          9.15      113,974
    01/01/2006    to    12/31/2006                     9.15         10.36       25,213
    01/01/2007    to    12/31/2007                    10.36         10.92       21,419
 ---------------------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999                    10.00          9.88        7,170
    01/01/2000    to    12/31/2000                     9.88         10.74      406,563
    01/01/2001    to    12/31/2001                    10.74         11.49    1,361,827
    01/01/2002    to    12/31/2002                    11.49         12.36    1,996,232
    01/01/2003    to    12/31/2003                    12.36         12.81    1,894,106
    01/01/2004    to    12/31/2004                    12.81         13.24    1,772,509
    01/01/2005    to    12/31/2005                    13.24         13.38    1,447,969
    01/01/2006    to    12/31/2006                    13.38         13.70      462,943
    01/01/2007    to    12/31/2007                    13.70         14.69      292,069
 ---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA
   01/01/1998    to    12/31/1998                 10.00     11.38    1,115,668
   01/01/1999    to    12/31/1999                 11.38     11.40    2,304,013
   01/01/2000    to    12/31/2000                 11.40     12.16    2,756,294
   01/01/2001    to    12/31/2001                 12.16     11.25    2,743,292
   01/01/2002    to    12/31/2002                 11.25      9.01    2,382,533
   01/01/2003    to    12/31/2003                  9.01     11.34    1,966,880
   01/01/2004    to    12/31/2004                 11.34     12.45    1,588,036
   01/01/2005    to    12/31/2005                 12.45     12.96    1,309,215
   01/01/2006    to    12/31/2006                 12.96     14.85    1,020,781
   01/01/2007    to    12/31/2007                 14.85     13.79      778,417
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IA
   01/01/1998    to    12/31/1998                 10.00     11.71      530,055
   01/01/1999    to    12/31/1999                 11.71     18.49    1,092,379
   01/01/2000    to    12/31/2000                 18.49     16.51    1,605,448
   01/01/2001    to    12/31/2001                 16.51     12.96    1,987,640
   01/01/2002    to    12/31/2002                 12.96     10.54    1,833,349
   01/01/2003    to    12/31/2003                 10.54     13.39    1,670,509
   01/01/2004    to    12/31/2004                 13.39     15.38    1,289,771
   01/01/2005    to    04/30/2005                 15.38     14.95    1,184,048
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IA
   01/01/1998    to    12/31/1998                 10.00     11.40       52,809
   01/01/1999    to    12/31/1999                 11.40     22.82      110,085
   01/01/2000    to    12/31/2000                 22.82     13.83      294,255
   01/01/2001    to    12/31/2001                 13.83      9.75      294,160
   01/01/2002    to    12/31/2002                  9.75      8.32      235,113
   01/01/2003    to    12/31/2003                  8.32     10.96      189,171
   01/01/2004    to    04/30/2004                 10.96     10.88      177,971
--------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND - CLASS IA
   01/01/1998    to    12/31/1998                 10.00     10.48       42,091
   01/01/1999    to    12/31/1999                 10.48     10.37       66,900
   01/01/2000    to    12/31/2000                 10.37     12.52      122,202
   01/01/2001    to    12/31/2001                 12.52     12.79      161,764
   01/01/2002    to    12/31/2002                 12.79     10.67      159,118
   01/01/2003    to    12/31/2003                 10.67     13.98      122,841
   01/01/2004    to    4/30/2004                  13.98     14.08      115,201
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      PUTNAM VT VISTA FUND - CLASS IA
         01/01/1998    to    12/31/1998    10.00     11.79      151,405
         01/01/1999    to    12/31/1999    11.79     17.77      385,345
         01/01/2000    to    12/31/2000    17.77     16.83      818,622
         01/01/2001    to    12/31/2001    16.83     11.05      866,638
         01/01/2002    to    12/31/2002    11.05      7.59      691,393
         01/01/2003    to    12/31/2003     7.59      9.98      577,447
         01/01/2004    to    12/31/2004     9.98     11.70      489,421
         01/01/2005    to    12/31/2005    11.70     12.98      424,017
         01/01/2006    to    12/31/2006    12.98     13.53      331,753
         01/01/2007    to    12/31/2007    13.53     13.89      230,566
      -------------------------------------------------------------------
      RUSSELL AGGRESSIVE EQUITY FUND
         01/01/1998    to    12/31/1998    10.00      9.96      536,278
         01/01/1999    to    12/31/1999     9.96     10.42      907,258
         01/01/2000    to    12/31/2000    10.42     10.21    1,066,818
         01/01/2001    to    12/31/2001    10.21      9.83    1,080,187
         01/01/2002    to    12/31/2002     9.83      7.84      967,436
         01/01/2003    to    12/31/2003     7.84     11.26      855,054
         01/01/2004    to    12/31/2004    11.26     12.74      691,249
         01/01/2005    to    12/31/2005    12.74     13.36      502,797
         01/01/2006    to    12/31/2006    13.36     15.13      346,456
         01/01/2007    to    12/31/2007    15.13     15.43      265,147
      -------------------------------------------------------------------
      RUSSELL CORE BOND FUND
         01/01/1998    to    12/31/1998    10.00     10.59    1,609,851
         01/01/1999    to    12/31/1999    10.59     10.38    2,654,149
         01/01/2000    to    12/31/2000    10.38     11.26    2,979,535
         01/01/2001    to    12/31/2001    11.26     11.92    2,937,219
         01/01/2002    to    12/31/2002    11.92     12.80    2,634,664
         01/01/2003    to    12/31/2003    12.80     13.40    2,133,352
         01/01/2004    to    12/31/2004    13.40     13.83    1,719,866
         01/01/2005    to    12/31/2005    13.83     13.91    1,392,616
         01/01/2006    to    12/31/2006    13.91     14.23    1,077,018
         01/01/2007    to    12/31/2007    14.23     15.04      960,620
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      RUSSELL MULTI-STYLE EQUITY FUND
         01/01/1998    to    12/31/1998     10.00     12.69    2,328,430
         01/01/1999    to    12/31/1999     12.69     14.67    3,839,689
         01/01/2000    to    12/31/2000     14.67     12.69    4,567,652
         01/01/2001    to    12/31/2001     12.69     10.74    4,918,552
         01/01/2002    to    12/31/2002     10.74      8.13    4,580,708
         01/01/2003    to    12/31/2003      8.13     10.33    4,207,248
         01/01/2004    to    12/31/2004     10.33     11.19    3,502,648
         01/01/2005    to    12/31/2005     11.19     11.83    2,495,854
         01/01/2006    to    12/31/2006     11.83     13.16    1,816,636
         01/01/2007    to    12/31/2007     13.16     14.32    1,299,631
      --------------------------------------------------------------------
      RUSSELL NON-U.S. FUND
         01/01/1998    to    12/31/1998     10.00     11.14      925,792
         01/01/1999    to    12/31/1999     11.14     14.65    1,566,787
         01/01/2000    to    12/31/2000     14.65     12.36    1,864,835
         01/01/2001    to    12/31/2001     12.36      9.50    1,989,503
         01/01/2002    to    12/31/2002      9.50      7.95    1,815,500
         01/01/2003    to    12/31/2003      7.95     10.88    1,617,799
         01/01/2004    to    12/31/2004     10.88     12.70    1,261,708
         01/01/2005    to    12/31/2005     12.70     14.23      901,452
         01/01/2006    to    12/31/2006     14.23     17.35      655,229
         01/01/2007    to    12/31/2007     17.35     18.84      493,449
      --------------------------------------------------------------------
      RUSSELL REAL ESTATE SECURITIES FUND
         07/01/1999    to    12/31/1999     10.00      9.39       67,264
         01/01/2000    to    12/31/2000      9.39     11.78      171,854
         01/01/2001    to    12/31/2001     11.78     12.52      216,588
         01/01/2002    to    12/31/2002     12.52     12.82      204,395
         01/01/2003    to    12/31/2003     12.82     17.34      197,639
         01/01/2004    to    12/31/2004     17.34     23.07      167,353
         01/01/2005    to    12/31/2005     23.07     25.70      125,482
         01/01/2006    to    12/31/2006     25.70     34.42       93,434
         01/01/2007    to    12/31/2007     34.42     28.56       73,964
      --------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed April 25, 2002, and subsequently substituted); (b) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A) (closed May 1, 2002); DWS Small Cap Growth VIP (Class A) (formerly Scudder Small Cap Growth Portfolio) (Class A) (closed May 1, 2002 and subsequently substituted); and SVS Dreman Small Cap Value Portfolio (Class A) (closed May 1, 2002); (c) Dreyfus Stock Index Fund (Service Series) (closed May 1, 2003, and subsequently substituted); (d) Met Investors Series Trust ("MIST"): for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class B); contracts issued prior to May 1, 2003, T. Rowe Price Mid-Cap Growth Portfolio (Class A) (closed May 1, 2004); (e) Metropolitan Series Fund, Inc. ("MSF"): the Capital Guardian U.S. Equity Portfolio (Class B) (closed November 19, 2004); (f) PIMCO Variable Insurance Trust: PIMCO VIT Total Return Portfolio (Administrative Class) (closed November 19, 2004); (g) MIST:
Lord Abbett Bond Debenture Portfolio (Class B) and Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005); (h) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed May 1, 2006 and subsequently substituted); (i) MSF: T. Rowe Price Large Cap Growth Portfolio (Class B) (added and closed May 1, 2006).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) Alliance-Bernstein Variable Products Series Fund,
Inc.:

AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the Alliance Bernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1,
2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation

Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc. (j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) Scudder Variable Series I (Class A): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe
Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.


AIM VARIABLE INSURANCE FUNDS (SERIES 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:


AIM V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


EQUITY-INCOME PORTFOLIO


INVESTMENT OBJECTIVE: Seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(R) Index (S&P 500(R)).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)


Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser and Franklin Templeton Investment Management Limited is the Subadviser for the Templeton Foreign Securities Fund. The following Class 1 portfolio is available under the contract:


TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominately in equity securities.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contracts.


CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities L.P.

INVESTMENT OBJECTIVE: Total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CYCLICAL GROWTH ETF PORTFOLIO (CLASS B)

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuations in the market value.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/AIM CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: AIM Capital Management, Inc.


INVESTMENT OBJECTIVE: Seeks capital appreciation.

MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: AIM Capital Management, Inc.


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.


MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.



OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)


INVESTMENT OBJECTIVE: Seeks capital growth and income.


VAN KAMPEN MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)


INVESTMENT OBJECTIVE: Seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

BLACKROCK STRATEGIC VALUE PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.



FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


JULIUS BAER INTERNATIONAL STOCK PORTFOLIO (CLASS B)

SUBADVISER: Julius Baer Investment Management, LLC

INVESTMENT OBJECTIVE: Long-term growth of capital.


METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.


STOCKSPLUS(R) GROWTH AND INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The Portfolio seeks to achieve a total return which exceeds that of the Standard & Poor's 500 Index (S&P 500).

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


PUTNAM VT GROWTH AND INCOME FUND


INVESTMENT OBJECTIVE: Seeks capital growth and current income.


PUTNAM VT VISTA FUND



INVESTMENT OBJECTIVE: Seeks capital appreciation.

RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

AGGRESSIVE EQUITY FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

CORE BOND FUND


INVESTMENT OBJECTIVE: Seeks to provide current income, and as a secondary objective, capital appreciation.


MULTI-STYLE EQUITY FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

NON-U.S. FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks to provide current income and long term capital growth.

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

ADVISER: Met Investors Advisory LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

ADVISER: Met Investors Advisory LLC

INVESTMENT OBJECTIVE: Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)

STRATEGIC GROWTH AND INCOME PORTFOLIO

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks both growth of capital and income where growth takes precedence over income.

STRATEGIC CONSERVATIVE GROWTH PORTFOLIO

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks primarily growth of capital with a level of risk expected to be less than that of an investor fully invested in stocks.

STRATEGIC GROWTH PORTFOLIO

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund
--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES I)


   AIM V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)



   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))


   Clarion Global Real Estate Portfolio

   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)

   Lazard Mid Cap Portfolio

   Legg Mason Partners Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   Lord Abbett Mid Cap Value Portfolio

   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio
   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio


   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Strategic Growth and Income Portfolio (Class B)
   Strategic Conservative Growth Portfolio (Class B)
   Strategic Growth Portfolio (Class B)

   Van Kampen Mid Cap Growth Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Capital Guardian U.S. Equity Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   Capital Guardian U.S. Equity Portfolio
     (Class B) 11/19/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES I)


   AIM V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


   Equity-Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)



   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))


   Clarion Global Real Estate Portfolio

   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)

   Lazard Mid Cap Portfolio

   Legg Mason Partners Aggressive Growth Portfolio
   Legg Mason Value Equity Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   Lord Abbett Mid Cap Value Portfolio

   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio
   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio


   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Strategic Growth and Income Portfolio (Class B)
   Strategic Conservative Growth Portfolio (Class B)
   Strategic Growth Portfolio (Class B)

   T. Rowe Price Mid Cap Growth Portfolio (Class B)

   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

   Van Kampen Mid Cap Growth Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   BlackRock Strategic Value Portfolio (Class B)
   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio (Class E)


   Franklin Templeton Small Cap Growth Portfolio
     (Class B)
   Jennison Growth Portfolio (Class B)

   Julius Baer International Stock Portfolio (Class B)

   MetLife Stock Index Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


   High Yield Portfolio
   Low Duration Portfolio
   StocksPLUS(R) Growth and Income

     Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)


   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund


CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   SVS Dreman Small Cap Value Portfolio
     (Class A) 5/1/02
   T. Rowe Price Mid-Cap Growth Portfolio
     (Class A) 5/1/04
   Lord Abbett Growth and Income Portfolio
     (Class B) 5/1/04
   Capital Guardian U.S. Equity Portfolio
     (Class B) 11/19/04
   PIMCO VIT Total Return Portfolio
     (Administrative Class) 11/19/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
   Lord Abbett Bond Debenture Portfolio (Class B) 5/1/05
   T. Rowe Price Large Cap Growth Portfolio
     (Class B) 5/1/06
--------------------------------------------------------------------------------
*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

                      STATEMENT OF ADDITIONAL INFORMATION

                    INDIVIDUAL FIXED AND VARIABLE DEFERRED

                               ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                      METLIFE INVESTORS INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2008, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE TO THE COMPANY AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2008.



SAI-NAVIGATOR 08

                 TABLE OF CONTENTS                        PAGE

                 COMPANY.................................    3

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING
                 FIRM....................................    3

                 CUSTODIAN...............................    4

                 DISTRIBUTION............................    4

                 CALCULATION OF PERFORMANCE INFORMATION..    4
                    Total Return.........................    4
                    Historical Unit Values...............    5
                    Reporting Agencies...................    5

                 ANNUITY PROVISIONS......................    5
                    Variable Annuity.....................    5
                    Fixed Annuity........................    6
                    Annuity Unit Value...................    6
                    Net Investment Factor................    6
                    Mortality and Expense Guarantee......    6

                 TAX STATUS OF THE CONTRACTS.............    6

                 FINANCIAL STATEMENTS....................    8

COMPANY

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its Policy Owners) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc., without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.



In addition, General American Life entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2007, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


The Company presently is licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The financial statements of MetLife Investors Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and includes an explanatory paragraph referring to the fact that the Company's 2006 and 2005 financial statements have been restated), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The consolidated financial statements of General American Life Insurance Company (the "Guarantor") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Guarantor changed its method of accounting for deferred acquisition costs, and for income taxes, as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, California 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distributor.") Additional information is provided below.

The contracts are not currently offered for sale.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of FINRA. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                                               AGGREGATE
                                               AMOUNT OF
                                              COMMISSIONS
                                  AGGREGATE   RETAINED BY
                                  AMOUNT OF   DISTRIBUTOR
                                 COMMISSIONS AFTER PAYMENTS
                                   PAID TO     TO SELLING
                     FISCAL YEAR DISTRIBUTOR     FIRMS
                     ----------- ----------- --------------
                        2005     $76,214,486       $0
                        2006     $92,747,340       $0
                        2007     $93,279,104       $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a 0.15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a

$1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n /= ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1)the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2)the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY UNIT VALUE

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a)the Accumulation Unit value as of the close of the current Valuation Period, by

(b)the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements. If investment portfolio shares are sold directly to either tax qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the investment portfolio may fail the diversification requirements of Section 817(h) of the Code. Failing such diversification requirements could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

FINANCIAL STATEMENTS

The financial statements of the Separate Account, the Company and General American Life Insurance Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

The financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and the Board of Directors of MetLife Investors Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year then ended and the statements of changes in net assets for each of the periods presented in the two years ended December 31, 2007, for each of the individual Sub-Accounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                  APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid-Cap Growth Sub-Account
MIST Lord Abbett Mid-Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid-Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid-Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Neuberger Berman Real Estate Sub-Account
MIST Turner Mid-Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Cyclical Growth ETF Sub-Account
MIST Cyclical Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth Sub-Account
MIST Rainier Large Cap Equity Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF FI International Stock Sub-Account
MSF BlackRock Money Market Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account

MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Oppenheimer Global Equity Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Vista Sub-Account
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account
Fidelity VIP Growth Opportunties Sub-Account
Fidelity VIP Equity-Income Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account

                                  APPENDIX B

MIST Lord Abbett America's Value Sub-Account
MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007

                                          MIST              MIST             MIST            MIST
                                       LORD ABBETT      LORD ABBETT       VAN KAMPEN      LORD ABBETT
                                    GROWTH AND INCOME  BOND DEBENTURE   MID-CAP GROWTH   MID-CAP VALUE
                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ----------------- ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $  1,075,806,784  $    297,944,054 $     62,714,143 $    300,179,301
 Other receivables.................               --                --               --               --
 Due from MetLife Investors
   Insurance Company...............               --                --               --               --
                                    ----------------  ---------------- ---------------- ----------------
     Total Assets..................    1,075,806,784       297,944,054       62,714,143      300,179,301
                                    ----------------  ---------------- ---------------- ----------------
LIABILITIES:
 Other payables....................               --                --               --               --
 Due to MetLife Investors Insurance
   Company.........................              692               990              327              511
                                    ----------------  ---------------- ---------------- ----------------
     Total Liabilities.............              692               990              327              511
                                    ----------------  ---------------- ---------------- ----------------

NET ASSETS......................... $  1,075,806,092  $    297,943,064 $     62,713,816 $    300,178,790
                                    ================  ================ ================ ================
 Units outstanding.................       18,549,732        15,243,991        4,713,956       10,670,585
 Unit value (accumulation).........  $17.17 - $64.94   $14.04 - $20.75  $12.65 - $13.83  $26.10 - $29.40

  The accompanying notes are an integral part of these financial statements.

        MIST              MIST               MIST               MIST            MIST              MIST
    OPPENHEIMER      PIMCO INFLATION  LEGG MASON PARTNERS      PIMCO             RCM         T. ROWE PRICE
CAPITAL APPRECIATION PROTECTED BOND    AGGRESSIVE GROWTH    TOTAL RETURN     TECHNOLOGY      MID-CAP GROWTH
    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-------------------- ---------------- ------------------- ---------------- ---------------- ----------------
  $    137,208,190   $     58,385,547  $     87,874,937   $    283,534,651 $     13,379,824 $     92,324,303
                --                 --                --                 --               --               --

                --                 --                --                 --               --               --
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
       137,208,190         58,385,547        87,874,937        283,534,651       13,379,824       92,324,303
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
                --                 --                --                 --               --               --

               805                394               378                686              686              420
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
               805                394               378                686              686              420
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------

  $    137,207,385   $     58,385,153  $     87,874,559   $    283,533,965 $     13,379,138 $     92,323,883
  ================   ================  ================   ================ ================ ================
        13,026,225          4,886,261        10,825,029         21,297,880        2,132,403        9,539,996
    $9.77 - $12.72    $11.60 - $12.19    $7.44 - $10.90    $12.62 - $14.09    $6.06 - $6.43   $9.25 - $10.08

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                         MIST              MIST             MIST              MIST
                                     MFS RESEARCH    MET/AIM SMALL CAP     LAZARD        HARRIS OAKMARK
                                     INTERNATIONAL        GROWTH           MID-CAP       INTERNATIONAL
                                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ---------------- ----------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $    212,535,675 $     71,015,930  $     57,996,717 $     91,235,396
 Other receivables.................               --               --                --               --
 Due from MetLife Investors
   Insurance Company...............               --               --                --               --
                                    ---------------- ----------------  ---------------- ----------------
     Total Assets..................      212,535,675       71,015,930        57,996,717       91,235,396
                                    ---------------- ----------------  ---------------- ----------------
LIABILITIES:
 Other payables....................               --               --                --               --
 Due to MetLife Investors Insurance
   Company.........................              953              374               905              165
                                    ---------------- ----------------  ---------------- ----------------
     Total Liabilities.............              953              374               905              165
                                    ---------------- ----------------  ---------------- ----------------

NET ASSETS......................... $    212,534,722 $     71,015,556  $     57,995,812 $     91,235,231
                                    ================ ================  ================ ================
 Units outstanding.................       10,899,017        4,651,987         3,770,936        4,762,025
 Unit value (accumulation).........  $16.96 - $25.97   $9.20 - $16.11   $14.87 - $16.45  $18.49 - $19.59

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST             MIST            MIST               MIST              MIST
 THIRD AVENUE    NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS        METLIFE            METLIFE
SMALL CAP VALUE    REAL ESTATE         GROWTH       MID CAP VALUE   DEFENSIVE STRATEGY MODERATE STRATEGY
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ------------------ -----------------
$     77,454,566 $     49,736,654 $     15,254,809 $     33,020,924  $    144,052,893  $    480,378,554
              --               --               --               --                --                --

              --               --               --               --                --                --
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
      77,454,566       49,736,654       15,254,809       33,020,924       144,052,893       480,378,554
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
              --               --               --               --                --                --

             461              525              673              491               423               317
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
             461              525              673              491               423               317
---------------- ---------------- ---------------- ----------------  ----------------  ----------------

$     77,454,105 $     49,736,129 $     15,254,136 $     33,020,433  $    144,052,470  $    480,378,237
================ ================ ================ ================  ================  ================
       4,502,597        2,938,688          986,986        2,167,077        12,464,828        39,851,796
 $16.58 - $19.37  $15.74 - $23.87  $15.09 - $15.69  $14.88 - $15.47   $11.31 - $11.90   $11.79 - $12.41

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MIST             MIST               MIST              MIST
                                         METLIFE          METLIFE            METLIFE         VAN KAMPEN
                                    BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK
                                       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                    ----------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value......... $  1,240,119,491  $  1,381,940,169  $    125,554,882   $     82,325,956
 Other receivables.................               --                --                --                 --
 Due from MetLife Investors
   Insurance Company...............               --                --                --                 --
                                    ----------------  ----------------  ----------------   ----------------
     Total Assets..................    1,240,119,491     1,381,940,169       125,554,882         82,325,956
                                    ----------------  ----------------  ----------------   ----------------
LIABILITIES:
 Other payables....................               --                --                --                 --
 Due to MetLife Investors Insurance
   Company.........................              308               311               315                821
                                    ----------------  ----------------  ----------------   ----------------
     Total Liabilities.............              308               311               315                821
                                    ----------------  ----------------  ----------------   ----------------

NET ASSETS......................... $  1,240,119,183  $  1,381,939,858  $    125,554,567   $     82,325,135
                                    ================  ================  ================   ================
 Units outstanding.................       99,569,767       105,495,650         9,584,925          7,096,082
 Unit value (accumulation).........  $12.17 - $12.80   $12.81 - $13.47   $12.84 - $13.51    $11.24 - $11.73

  The accompanying notes are an integral part of these financial statements.

     MIST             MIST              MIST               MIST                                MIST
   CYCLICAL      CYCLICAL GROWTH     LEGG MASON          MET/AIM              MIST           PIONEER
  GROWTH ETF     AND INCOME ETF     VALUE EQUITY   CAPITAL APPRECIATION   PIONEER FUND   STRATEGIC INCOME
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- -------------------- ---------------- ----------------
$     35,243,498 $     57,258,938 $     28,657,843   $     17,444,123   $        694,530 $      1,516,083
              --               --               --                 --                 --               --

              --               --               --                 --                 --               --
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
      35,243,498       57,258,938       28,657,843         17,444,123            694,530        1,516,083
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
              --               --               --                 --                 --               --

             166               56              771                835                544              846
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
             166               56              771                835                544              846
---------------- ---------------- ----------------   ----------------   ---------------- ----------------

$     35,243,332 $     57,258,882 $     28,657,072   $     17,443,288   $        693,986 $      1,515,237
================ ================ ================   ================   ================ ================
       2,966,761        4,939,205        2,772,017          6,414,526             32,107           72,551
 $11.76 - $11.92  $11.47 - $11.63  $10.15 - $10.49    $15.23 - $16.19    $19.29 - $22.32  $19.14 - $21.63

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MIST             MIST             MIST               MIST
                                      MFS EMERGING    LOOMIS SAYLES       STRATEGIC          STRATEGIC
                                     MARKETS EQUITY   GLOBAL MARKETS  GROWTH AND INCOME CONSERVATIVE GROWTH
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                    ---------------- ---------------- ----------------- -------------------
ASSETS:
 Investments at fair value......... $      6,785,580 $     14,023,253 $    279,701,802   $    282,881,830
 Other receivables.................               --               --               --                 --
 Due from MetLife Investors
   Insurance Company...............               --               --               --                 --
                                    ---------------- ---------------- ----------------   ----------------
     Total Assets..................        6,785,580       14,023,253      279,701,802        282,881,830
                                    ---------------- ---------------- ----------------   ----------------
LIABILITIES:
 Other payables....................               --               --               --                 --
 Due to MetLife Investors Insurance
   Company.........................              601              726              110                 47
                                    ---------------- ---------------- ----------------   ----------------
     Total Liabilities.............              601              726              110                 47
                                    ---------------- ---------------- ----------------   ----------------

NET ASSETS......................... $      6,784,979 $     14,022,527 $    279,701,692   $    282,881,783
                                    ================ ================ ================   ================
 Units outstanding.................          482,984        1,085,823       26,151,881         25,976,646
 Unit value (accumulation).........  $13.89 - $14.14  $12.83 - $13.06  $10.64 - $10.72    $10.83 - $10.91

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST
   STRATEGIC         RAINIER           RUSSELL            RUSSELL          RUSSELL          RUSSELL
    GROWTH       LARGE CAP EQUITY MULTI-STYLE EQUITY AGGRESSIVE EQUITY    NON-U.S.         CORE BOND
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ------------------ ----------------- ---------------- ----------------
$    150,092,414 $      1,150,081  $     18,778,653  $      4,129,637  $      9,316,819 $     14,474,367
              --               --                --                --                --               --

              --               --                --                --                --               --
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
     150,092,414        1,150,081        18,778,653         4,129,637         9,316,819       14,474,367
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
              --               --                --                --                --               --

              38              451                66                68                33               40
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
              38              451                66                68                33               40
---------------- ----------------  ----------------  ----------------  ---------------- ----------------

$    150,092,376 $      1,149,630  $     18,778,587  $      4,129,569  $      9,316,786 $     14,474,327
================ ================  ================  ================  ================ ================
      13,578,671          115,191         1,311,535           267,701           494,438          962,148
 $11.00 - $11.08    $9.97 - $9.98            $14.32            $15.43            $18.84           $15.04

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                        RUSSELL         AIM V.I.              DWS               MSF
                                      REAL ESTATE     INTERNATIONAL   GOVERNMENT & AGENCY  DAVIS VENTURE
                                      SECURITIES         GROWTH           SECURITIES           VALUE
                                      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                    ---------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value......... $      2,112,446 $     13,840,571  $      1,049,086   $    286,644,675
 Other receivables.................               --               --                --                 --
 Due from MetLife Investors
   Insurance Company...............               --               --                --                 --
                                    ---------------- ----------------  ----------------   ----------------
     Total Assets..................        2,112,446       13,840,571         1,049,086        286,644,675
                                    ---------------- ----------------  ----------------   ----------------
LIABILITIES:
 Other payables....................               --               --                --                 --
 Due to MetLife Investors Insurance
   Company.........................               --              944               321                649
                                    ---------------- ----------------  ----------------   ----------------
     Total Liabilities.............               --              944               321                649
                                    ---------------- ----------------  ----------------   ----------------

NET ASSETS......................... $      2,112,446 $     13,839,627  $      1,048,765   $    286,644,026
                                    ================ ================  ================   ================
 Units outstanding.................           73,964          647,307            72,036         17,773,074
 Unit value (accumulation).........           $28.56  $13.29 - $30.15   $14.22 - $14.61    $14.23 - $42.65

  The accompanying notes are an integral part of these financial statements.

      MSF              MSF                               MSF              MSF              MSF
 HARRIS OAKMARK     JENNISON            MSF        CAPITAL GUARDIAN FI INTERNATIONAL    BLACKROCK
 FOCUSED VALUE       GROWTH       MFS TOTAL RETURN   U.S. EQUITY         STOCK         MONEY MARKET
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$     67,473,830 $     70,724,623 $     86,771,043 $    153,904,458 $      8,921,204 $    109,888,716
              --               --               --               --               --               --

              --               --               --               --               --               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
      67,473,830       70,724,623       86,771,043      153,904,458        8,921,204      109,888,716
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
              --               --               --               --               --               --

             329              733              552              378              660              795
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
             329              733              552              378              660              795
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

$     67,473,501 $     70,723,890 $     86,770,491 $    153,904,080 $      8,920,544 $    109,887,921
================ ================ ================ ================ ================ ================
       4,151,214        5,787,011        3,404,791       12,051,365          432,898       10,356,826
 $15.69 - $16.65   $5.45 - $15.28  $12.91 - $52.56  $12.26 - $13.19  $12.83 - $21.73  $10.16 - $11.22

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MSF              MSF                MSF                MSF
                                     METLIFE STOCK      BLACKROCK     BLACKROCK STRATEGIC FRANKLIN TEMPLETON
                                         INDEX         BOND INCOME           VALUE         SMALL CAP GROWTH
                                      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                    ---------------- ---------------- ------------------- ------------------
ASSETS:
 Investments at fair value......... $     38,415,638 $     29,400,854  $      2,389,930    $     13,363,985
 Other receivables.................               --               --                --                  --
 Due from MetLife Investors
   Insurance Company...............               --               --                --                  --
                                    ---------------- ----------------  ----------------    ----------------
     Total Assets..................       38,415,638       29,400,854         2,389,930          13,363,985
                                    ---------------- ----------------  ----------------    ----------------
LIABILITIES:
 Other payables....................               --               --                --                  --
 Due to MetLife Investors Insurance
   Company.........................              389              704               520                 654
                                    ---------------- ----------------  ----------------    ----------------
     Total Liabilities.............              389              704               520                 654
                                    ---------------- ----------------  ----------------    ----------------

NET ASSETS......................... $     38,415,249 $     29,400,150  $      2,389,410    $     13,363,331
                                    ================ ================  ================    ================
 Units outstanding.................        2,846,982          580,953           118,620           1,193,998
 Unit value (accumulation).........  $10.31 - $13.82  $42.95 - $56.83   $19.51 - $20.41     $10.81 - $11.67

  The accompanying notes are an integral part of these financial statements.

 MSF WESTERN ASSET   MSF WESTERN ASSET       MSF                MSF               MSF
MANAGEMENT STRATEGIC  MANAGEMENT U.S.   T. ROWE PRICE   T. ROWE PRICE LARGE   OPPENHEIMER        PUTNAM VT
 BOND OPPORTUNITIES     GOVERNMENT     SMALL CAP GROWTH     CAP GROWTH       GLOBAL EQUITY   GROWTH AND INCOME
    SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  $      5,877,666   $      1,941,171  $     11,606,201  $     73,226,866   $     19,497,686 $     15,744,539
                --                 --                --                --                 --               --

                --                 --                --                --                 --               --
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
         5,877,666          1,941,171        11,606,201        73,226,866         19,497,686       15,744,539
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
                --                 --                --                --                 --               --

               356                574               818               520                716              968
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
               356                574               818               520                716              968
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------

  $      5,877,310   $      1,940,597  $     11,605,383  $     73,226,346   $     19,496,970 $     15,743,571
  ================   ================  ================  ================   ================ ================
           279,280            123,153           724,186         4,816,195            928,692        1,019,458
   $19.80 - $21.80    $15.03 - $16.81   $15.07 - $17.25   $14.53 - $16.29    $19.16 - $21.70  $13.20 - $60.63

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                                                         FTVIPT TEMPLETON FTVIPT TEMPLETON
                                       PUTNAM VT           PUTNAM VT          GROWTH          FOREIGN
                                         VISTA           EQUITY INCOME      SECURITIES       SECURITIES
                                      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ----------------    ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $      3,664,609    $     44,392,276 $     18,988,790 $     52,175,644
 Other receivables.................               --                  --               --               --
 Due from MetLife Investors
   Insurance Company...............               --                  --               --               --
                                    ----------------    ---------------- ---------------- ----------------
     Total Assets..................        3,664,609          44,392,276       18,988,790       52,175,644
                                    ----------------    ---------------- ---------------- ----------------
LIABILITIES:
 Other payables....................               --                  --               --               --
 Due to MetLife Investors Insurance
   Company.........................              340                 615              893              410
                                    ----------------    ---------------- ---------------- ----------------
     Total Liabilities.............              340                 615              893              410
                                    ----------------    ---------------- ---------------- ----------------

NET ASSETS......................... $      3,664,269    $     44,391,661 $     18,987,897 $     52,175,234
                                    ================    ================ ================ ================
 Units outstanding.................          264,111           2,648,811          963,068        2,895,980
 Unit value (accumulation).........  $13.29 - $16.69     $16.07 - $16.96  $16.68 - $20.94  $15.73 - $39.15

  The accompanying notes are an integral part of these financial statements.

 FTVIPT TEMPLETON   FIDELITY VIP                                                           PIMCO VIT
    DEVELOPING         GROWTH        FIDELITY VIP       PIMCO VIT        PIMCO VIT        STOCKSPLUS
MARKETS SECURITIES  OPPORTUNITIES    EQUITY-INCOME     HIGH YIELD       LOW DURATION   GROWTH AND INCOME
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------ ---------------- ---------------- ---------------- ---------------- -----------------
 $     41,234,477  $        197,918 $      8,848,013 $      8,446,469 $      8,993,203 $      1,513,402
               --                --               --               --               --               --

               --                --               --               --               --               --
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
       41,234,477           197,918        8,848,013        8,446,469        8,993,203        1,513,402
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
               --                --               --               --               --               --

              211                61              425              339              312              423
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
              211                61              425              339              312              423
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------

 $     41,234,266  $        197,857 $      8,847,588 $      8,446,130 $      8,992,891 $      1,512,979
 ================  ================ ================ ================ ================ ================
        1,736,965            16,783          506,284          589,348          689,390          135,574
  $16.12 - $26.13            $11.79  $15.32 - $65.79  $13.82 - $14.64  $12.59 - $13.28  $10.63 - $16.07

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2007

                                                                AMERICAN FUNDS
                                                 PIMCO VIT          GLOBAL
                                                TOTAL RETURN        GROWTH
                                                SUB-ACCOUNT      SUB-ACCOUNT
                                              ---------------- ----------------
ASSETS:
 Investments at fair value................... $     18,565,806 $     10,518,454
 Other receivables...........................               --               --
 Due from MetLife Investors Insurance Company               --               --
                                              ---------------- ----------------
     Total Assets............................       18,565,806       10,518,454
                                              ---------------- ----------------
LIABILITIES:
 Other payables..............................               --               --
 Due to MetLife Investors Insurance Company..               68              856
                                              ---------------- ----------------
     Total Liabilities.......................               68              856
                                              ---------------- ----------------

NET ASSETS................................... $     18,565,738 $     10,517,598
                                              ================ ================
 Units outstanding...........................        1,271,571          344,425
 Unit value (accumulation)...................  $14.30 - $14.69  $27.80 - $31.43

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MIST              MIST             MIST            MIST
                                             LORD ABBETT      LORD ABBETT       VAN KAMPEN      LORD ABBETT
                                          GROWTH AND INCOME  BOND DEBENTURE   MID-CAP GROWTH   MID-CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $     11,468,193  $     15,736,758 $             -- $      2,158,214
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....       14,086,657         3,594,662          615,658        3,374,882
   Administrative charges................        2,375,667           689,747          135,794          732,416
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................       16,462,324         4,284,409          751,452        4,107,298
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........      (4,994,131)        11,452,349        (751,452)      (1,949,084)
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........       53,542,788           374,700        5,110,259       39,821,401
   Realized gains (losses) on sale of
     investments.........................       61,635,858         5,665,466        3,129,030       23,400,107
                                          ----------------  ---------------- ---------------- ----------------
                                               115,178,646         6,040,166        8,239,289       63,221,508
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................     (79,135,154)       (2,410,074)        4,492,175     (66,496,374)
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............       36,043,492         3,630,092       12,731,464      (3,274,866)
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $     31,049,361  $     15,082,441 $     11,980,012 $    (5,223,950)
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST                MIST                  MIST              MIST               MIST               MIST
  LORD ABBETT         MET/PUTNAM           OPPENHEIMER      PIMCO INFLATION  LEGG MASON PARTNERS      PIMCO
AMERICA'S VALUE  CAPITAL OPPORTUNITIES CAPITAL APPRECIATION PROTECTED BOND    AGGRESSIVE GROWTH    TOTAL RETURN
SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
---------------- --------------------- -------------------- ---------------- ------------------- ----------------
$      3,040,371   $         50,136       $       33,114    $      1,351,120  $         36,533   $      9,446,728
----------------   ----------------       --------------    ----------------  ----------------   ----------------
         227,029            147,018            1,864,672             904,473         1,278,137          3,544,787
          70,141             21,717              326,675             153,178           224,906            672,056
----------------   ----------------       --------------    ----------------  ----------------   ----------------
         297,170            168,735            2,191,347           1,057,651         1,503,043          4,216,843
----------------   ----------------       --------------    ----------------  ----------------   ----------------
       2,743,201          (118,599)          (2,158,233)             293,469       (1,466,510)          5,229,885
----------------   ----------------       --------------    ----------------  ----------------   ----------------

       4,169,965          2,132,497            8,625,738                  --         8,970,425                 --

      11,501,721          6,973,573            3,946,497           (311,237)         3,131,606          2,331,006
----------------   ----------------       --------------    ----------------  ----------------   ----------------
      15,671,686          9,106,070           12,572,235           (311,237)        12,102,031          2,331,006
----------------   ----------------       --------------    ----------------  ----------------   ----------------

    (12,639,161)        (5,709,570)            6,087,101           5,102,007       (9,681,223)          8,899,903
----------------   ----------------       --------------    ----------------  ----------------   ----------------

       3,032,525          3,396,500           18,659,336           4,790,770         2,420,808         11,230,909
----------------   ----------------       --------------    ----------------  ----------------   ----------------
$      5,775,726   $      3,277,901       $   16,501,103    $      5,084,239  $        954,298   $     16,460,794
================   ================       ==============    ================  ================   ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                               MIST              MIST            MIST              MIST
                                                RCM         T. ROWE PRICE    MFS RESEARCH    MET/AIM SMALL CAP
                                            TECHNOLOGY      MID-CAP GROWTH   INTERNATIONAL        GROWTH
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- -----------------
INVESTMENT INCOME:
   Dividends............................. $             -- $         42,665 $      2,952,236 $             --
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....          165,633        1,309,532        2,700,522        1,064,048
   Administrative charges................           27,939          239,359          486,581          189,197
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................          193,572        1,548,891        3,187,103        1,253,245
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........        (193,572)      (1,506,226)        (234,867)      (1,253,245)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          412,704        4,422,191       31,848,021        1,104,413
   Realized gains (losses) on sale of
     investments.........................        1,199,051       13,923,489       21,330,598        4,462,671
                                          ---------------- ---------------- ---------------- ----------------
                                                 1,611,755       18,345,680       53,178,619        5,567,084
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................        1,394,620      (2,363,951)     (28,438,195)        2,748,635
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        3,006,375       15,981,729       24,740,424        8,315,719
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      2,812,803 $     14,475,503 $     24,505,557 $      7,062,474
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST            MIST              MIST             MIST            MIST
    LAZARD        HARRIS OAKMARK   THIRD AVENUE    NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS
    MID-CAP       INTERNATIONAL   SMALL CAP VALUE    REAL ESTATE         GROWTH       MID-CAP VALUE
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$        116,160 $        879,362 $        918,432 $        568,694 $             -- $        189,104
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         831,730        1,571,027        1,310,219          817,477          197,274          554,954
         133,438          269,549          225,305          146,202           33,699           95,574
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         965,168        1,840,576        1,535,524          963,679          230,973          650,528
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
       (849,008)        (961,214)        (617,092)        (394,985)        (230,973)        (461,424)
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       2,897,231        8,818,451        5,987,108        5,328,354          443,620        3,429,066

         752,152       10,278,399        6,474,063        8,595,656          738,386        2,428,310
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
       3,649,383       19,096,850       12,461,171       13,924,010        1,182,006        5,857,376
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

     (8,367,898)     (20,427,971)     (15,368,056)     (22,726,254)        1,656,841      (4,801,691)
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

     (4,718,515)      (1,331,121)      (2,906,885)      (8,802,244)        2,838,847        1,055,685
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$    (5,567,523) $    (2,292,335) $    (3,523,977) $    (9,197,229) $      2,607,874 $        594,261
================ ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                 MIST              MIST              MIST             MIST
                                               METLIFE            METLIFE           METLIFE          METLIFE
                                          DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY
                                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------ ----------------- ----------------- ----------------
INVESTMENT INCOME:
   Dividends.............................  $      2,083,242  $      7,689,378  $     17,433,693  $     13,483,312
                                           ----------------  ----------------  ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....         1,717,310         5,879,979        15,320,921        17,118,146
   Administrative charges................           293,308         1,016,029         2,706,902         3,000,593
                                           ----------------  ----------------  ----------------  ----------------
     Total expenses......................         2,010,618         6,896,008        18,027,823        20,118,739
                                           ----------------  ----------------  ----------------  ----------------
   Net investment income (loss)..........            72,624           793,370         (594,130)       (6,635,427)
                                           ----------------  ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........         2,337,334         9,901,354        32,235,933        38,157,281
   Realized gains (losses) on sale of
     investments.........................         3,426,470         1,439,405         1,677,094         2,498,052
                                           ----------------  ----------------  ----------------  ----------------
                                                  5,763,804        11,340,759        33,913,027        40,655,333
                                           ----------------  ----------------  ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................       (1,339,403)         3,240,393       (6,671,966)       (9,782,182)
                                           ----------------  ----------------  ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............         4,424,401        14,581,152        27,241,061        30,873,151
                                           ----------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $      4,497,025  $     15,374,522  $     26,646,931  $     24,237,724
                                           ================  ================  ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MIST              MIST             MIST             MIST              MIST               MIST
      METLIFE         VAN KAMPEN        CYCLICAL      CYCLICAL GROWTH     LEGG MASON          MET/AIM
AGGRESSIVE STRATEGY    COMSTOCK        GROWTH ETF     AND INCOME ETF     VALUE EQUITY   CAPITAL APPRECIATION
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- ---------------- --------------------
 $      1,868,607   $      1,112,100 $             -- $            166 $          1,096   $             90
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        2,116,338            777,926          394,581          495,729          412,872            233,649
          358,650            204,629           87,926          103,157           82,186             36,971
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        2,474,988            982,555          482,507          598,886          495,058            270,620
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        (606,381)            129,545        (482,507)        (598,720)        (493,962)          (270,530)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

        8,878,766          1,675,720               --            2,608           36,951                246

       10,969,159          1,310,709          688,517          490,625          680,756        (1,083,309)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
       19,847,925          2,986,429          688,517          493,233          717,707        (1,083,063)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

     (16,495,905)        (6,500,013)          961,089          992,983      (2,403,673)          3,322,820
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

        3,352,020        (3,513,584)        1,649,606        1,486,216      (1,685,966)          2,239,757
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
 $      2,745,639   $    (3,384,039) $      1,167,099 $        887,496 $    (2,179,928)   $      1,969,227
 ================   ================ ================ ================ ================   ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                MIST              MIST             MIST
                                                MIST           PIONEER          PIONEER        MFS EMERGING
                                            PIONEER FUND    MID-CAP VALUE   STRATEGIC INCOME  MARKETS EQUITY
                                            SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $          4,301 $            768 $          6,307 $          4,098
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....            4,073              266            8,084           72,499
   Administrative charges................            1,362               99            2,565           12,759
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................            5,435              365           10,649           85,258
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........          (1,134)              403          (4,342)         (81,160)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --           27,359               --               --
   Realized gains (losses) on sale of
     investments.........................           14,144         (10,197)            1,498        1,806,676
                                          ---------------- ---------------- ---------------- ----------------
                                                    14,144           17,162            1,498        1,806,676
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................          (1,486)          (3,102)           60,651        (483,026)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............           12,658           14,060           62,149        1,323,650
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $         11,524 $         14,463 $         57,807 $      1,242,490
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MIST             MIST               MIST              MIST              MIST
 LOOMIS SAYLES       STRATEGIC          STRATEGIC         STRATEGIC         RAINIER           RUSSELL
 GLOBAL MARKETS  GROWTH AND INCOME CONSERVATIVE GROWTH     GROWTH       LARGE CAP EQUITY MULTI-STYLE EQUITY
  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (B)     SUB-ACCOUNT
---------------- ----------------- ------------------- ---------------- ---------------- ------------------
$             -- $      5,861,644   $      4,620,640   $      2,453,560 $            571  $        221,215
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          47,554        2,990,264          2,906,508          1,765,111              962           272,779
           7,196          606,220            602,670            353,991              145            32,731
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          54,750        3,596,484          3,509,178          2,119,102            1,107           305,510
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
        (54,750)        2,265,160          1,111,462            334,458            (536)          (84,295)
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

              --        6,938,744          6,854,822          6,014,550               --           777,378

          83,104          475,020            264,552          1,045,177               27           617,111
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          83,104        7,413,764          7,119,374          7,059,727               27         1,394,489
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

         384,134          207,704          4,900,898          1,758,041           11,289           592,416
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

         467,238        7,621,468         12,020,272          8,817,768           11,316         1,986,905
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
$        412,488 $      9,886,628   $     13,131,734   $      9,152,226 $         10,780  $      1,902,610
================ ================   ================   ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                  RUSSELL
                                               RUSSELL          RUSSELL          RUSSELL        REAL ESTATE
                                          AGGRESSIVE EQUITY    NON-U.S.         CORE BOND       SECURITIES
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $         17,439  $        251,812 $        759,863 $         62,286
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....           60,505           132,124          185,019           35,477
   Administrative charges................            7,258            15,854           22,201            4,257
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................           67,763           147,978          207,220           39,734
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........         (50,324)           103,834          552,643           22,552
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          591,962         1,949,889               --          297,248
   Realized gains (losses) on sale of
     investments.........................          214,743           760,913          (2,625)          356,837
                                          ----------------  ---------------- ---------------- ----------------
                                                   806,705         2,710,802          (2,625)          654,085
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................        (630,885)       (1,924,328)          269,128      (1,146,552)
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          175,820           786,474          266,503        (492,467)
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        125,496  $        890,308 $        819,146 $      (469,915)
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                             DWS              MSF            MSF              MSF              MSF
      AIM V.I.       GOVERNMENT & AGENCY DAVIS VENTURE  HARRIS OAKMARK     JENNISON            MFS
INTERNATIONAL GROWTH     SECURITIES          VALUE      FOCUSED VALUE       GROWTH         TOTAL RETURN
    SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-------------------- ------------------- ------------- ---------------- ---------------- ----------------
  $         54,056    $         61,034   $   2,085,651 $        275,016 $        140,656 $      1,687,262
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
           171,545              14,541       4,029,594        1,198,762        1,004,530          711,601
            29,628               2,285         772,355          203,841          182,940          211,034
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
           201,173              16,826       4,801,949        1,402,603        1,187,470          922,635
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
         (147,117)              44,208     (2,716,298)      (1,127,587)      (1,046,814)          764,627
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

                --                  --              --       10,649,236        2,679,877        2,872,802

         2,774,652             (2,240)      26,405,264        3,856,635        5,203,360        1,365,316
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
         2,774,652             (2,240)      26,405,264       14,505,871        7,883,237        4,238,118
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

         (916,127)               3,658    (14,384,112)     (19,716,259)         (53,240)      (2,480,780)
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

         1,858,525               1,418      12,021,152      (5,210,388)        7,829,997        1,757,338
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

  $      1,711,408    $         45,626   $   9,304,854 $    (6,337,975) $      6,783,183 $      2,521,965
  ================    ================   ============= ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MSF              MSF              MSF              MSF
                                          CAPITAL GUARDIAN FI INTERNATIONAL    BLACKROCK         METLIFE
                                            U.S. EQUITY         STOCK         MONEY MARKET     STOCK INDEX
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        638,518 $         77,947 $      4,875,630 $        349,798
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....        1,851,323          111,238        1,394,001          577,720
   Administrative charges................          368,335           22,770          241,666          101,734
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................        2,219,658          134,008        1,635,667          679,454
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........      (1,581,140)         (56,061)        3,239,963        (329,656)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........       10,186,889          474,685               --          867,847
   Realized gains (losses) on sale of
     investments.........................        9,793,969        2,266,398               --        3,414,759
                                          ---------------- ---------------- ---------------- ----------------
                                                19,980,858        2,741,083               --        4,282,606
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................     (19,731,356)      (1,871,753)               --      (2,637,207)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          249,502          869,330               --        1,645,399
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $    (1,331,638) $        813,269 $      3,239,963 $      1,315,743
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MSF              MSF               MSF           MSF WESTERN ASSET   MSF WESTERN ASSET       MSF
   BLACKROCK        BLACKROCK     FRANKLIN TEMPLETON  MANAGEMENT STRATEGIC  MANAGEMENT U.S.   T. ROWE PRICE
  BOND INCOME    STRATEGIC VALUE   SMALL CAP GROWTH    BOND OPPORTUNITIES     GOVERNMENT     SMALL CAP GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ------------------  -------------------- ----------------- ----------------
$        797,596 $          1,498  $             --     $        142,615   $         33,103  $             --
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         303,741           32,526           166,396               72,297             23,576           149,680
          60,907            6,506            34,344               13,441              3,737            25,163
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         364,648           39,032           200,740               85,738             27,313           174,843
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         432,948         (37,534)         (200,740)               56,877              5,790         (174,843)
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

              --          310,688           859,985                5,306                 --                --

       (157,357)         (80,767)           980,081               26,565              6,291           613,009
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
       (157,357)          229,921         1,840,066               31,871              6,291           613,009
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

       1,003,600        (324,702)       (1,127,390)               45,831             22,512           540,791
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

         846,243         (94,781)           712,676               77,702             28,803         1,153,800
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
$      1,279,191 $      (132,315)  $        511,936     $        134,579   $         34,593  $        978,957
================ ================  ================     ================   ================  ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MSF              MSF
                                           T. ROWE PRICE     OPPENHEIMER           PUTNAM VT        PUTNAM VT
                                          LARGE CAP GROWTH  GLOBAL EQUITY      GROWTH AND INCOME      VISTA
                                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ----------------    ----------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        196,544 $        165,831    $        290,707  $             --
                                          ---------------- ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....          973,051          155,497             219,602            55,332
   Administrative charges................          189,990           45,526              33,397             7,164
                                          ---------------- ----------------    ----------------  ----------------
     Total expenses......................        1,163,041          201,023             252,999            62,496
                                          ---------------- ----------------    ----------------  ----------------
   Net investment income (loss)..........        (966,497)         (35,192)              37,708          (62,496)
                                          ---------------- ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          728,505          274,958           2,917,551                --
   Realized gains (losses) on sale of
     investments.........................        6,157,851          404,030             367,080          (91,634)
                                          ---------------- ----------------    ----------------  ----------------
                                                 6,886,356          678,988           3,284,631          (91,634)
                                          ---------------- ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................          497,289          247,590         (4,429,636)           303,960
                                          ---------------- ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............        7,383,645          926,578         (1,145,005)           212,326
                                          ---------------- ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      6,417,148 $        891,386    $    (1,107,297)  $        149,830
                                          ================ ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                                            FTVIPT
                      FTVIPT             FTVIPT           TEMPLETON       FIDELITY VIP
   PUTNAM VT         TEMPLETON         TEMPLETON      DEVELOPING MARKETS     GROWTH           FIDELITY VIP
 EQUITY INCOME   GROWTH SECURITIES FOREIGN SECURITIES     SECURITIES      OPPORTUNITIES       EQUITY-INCOME
  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
---------------- ----------------- ------------------ ------------------ ----------------    ----------------
$        562,067 $        209,115   $      1,041,805   $        922,077  $             --    $        152,382
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         334,024          133,684            653,288            513,798             2,770             121,321
         106,477           37,770            121,367             95,664               332              21,699
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         440,501          171,454            774,655            609,462             3,102             143,020
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         121,566           37,661            267,150            312,615           (3,102)               9,362
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

       2,794,799          655,838          2,315,088          3,113,197                --             756,482

         658,651          415,734          9,018,820         12,822,975             1,990             296,214
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
       3,453,450        1,071,572         11,333,908         15,936,172             1,990           1,052,696
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

     (2,799,230)      (1,077,442)        (4,646,750)        (6,630,584)            44,671         (1,072,377)
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

         654,220          (5,870)          6,687,158          9,305,588            46,661            (19,681)
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
$        775,786 $         31,791   $      6,954,308   $      9,618,203  $         43,559    $       (10,319)
================ ================   ================   ================  ================    ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                   PIMCO VIT
                                             PIMCO VIT        PIMCO VIT           STOCKSPLUS        PIMCO VIT
                                            HIGH YIELD       LOW DURATION      GROWTH AND INCOME   TOTAL RETURN
                                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ----------------    ----------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        646,015 $        426,981    $        119,348  $        939,256
                                          ---------------- ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....          113,617          112,406              19,522           248,966
   Administrative charges................           23,077           22,175               3,670            44,258
                                          ---------------- ----------------    ----------------  ----------------
     Total expenses......................          136,694          134,581              23,192           293,224
                                          ---------------- ----------------    ----------------  ----------------
   Net investment income (loss)..........          509,321          292,400              96,156           646,032
                                          ---------------- ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --               --                  --                --
   Realized gains (losses) on sale of
     investments.........................          107,324         (23,753)              51,946            90,176
                                          ---------------- ----------------    ----------------  ----------------
                                                   107,324         (23,753)              51,946            90,176
                                          ---------------- ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................        (393,524)          232,553            (69,013)           558,878
                                          ---------------- ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............        (286,200)          208,800            (17,067)           649,054
                                          ---------------- ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        223,121 $        501,200    $         79,089  $      1,295,086
                                          ================ ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                   AMERICAN
                                     FUNDS
                                 GLOBAL GROWTH
                                  SUB-ACCOUNT
                                ----------------
                                $        200,568
                                ----------------
                                          38,877
                                          12,646
                                ----------------
                                          51,523
                                ----------------
                                         149,045
                                ----------------

                                         193,835

                                          26,968
                                ----------------
                                         220,803
                                ----------------

                                         111,988
                                ----------------

                                         332,791
                                ----------------
                                $        481,836
                                ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                 MIST LORD ABBETT             MIST LORD ABBETT            MIST VAN KAMPEN
                                 GROWTH AND INCOME             BOND DEBENTURE             MID-CAP GROWTH
                                    SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                           ----------------------------- --------------------------- -------------------------
                                2007           2006          2007          2006          2007         2006
                                ----           ----          ----          ----          ----         ----
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)................. $  (4,994,131) $    4,207,987 $  11,452,349 $  17,135,760 $  (751,452) $  (712,478)
 Net realized gains
   (losses)...............    115,178,646    156,588,096     6,040,166     3,005,339    8,239,289    5,449,499
 Change in unrealized
   gains (losses) on
   investments............   (79,135,154)     29,716,801   (2,410,074)     3,199,197    4,492,175    (877,039)
                           -------------- -------------- ------------- ------------- ------------ ------------
   Net increase
     (decrease) in net
     assets resulting
     from operations......     31,049,361    190,512,884    15,082,441    23,340,296   11,980,012    3,859,982
                           -------------- -------------- ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from
   contract owners........     11,212,350     18,035,238     4,240,291     5,947,236    1,504,132    2,078,778
 Net transfers (including
   fixed account).........   (54,262,515)   (40,604,330)    11,783,676   (8,443,067)    (117,997)    1,106,291
 Contract charges.........    (1,668,932)    (1,805,767)     (612,646)     (647,089)     (85,621)     (79,144)
 Transfers for contract
   benefits and
   terminations...........  (164,838,040)  (178,793,095)  (40,523,084)  (39,505,959)  (7,307,159)  (6,529,955)
                           -------------- -------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions...........  (209,557,137)  (203,167,954)  (25,111,763)  (42,648,879)  (6,006,645)  (3,424,030)
                           -------------- -------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets..........  (178,507,776)   (12,655,070)  (10,029,322)  (19,308,583)    5,973,367      435,952
NET ASSETS:
 Beginning of period......  1,254,313,868  1,266,968,938   307,972,386   327,280,969   56,740,449   56,304,497
                           -------------- -------------- ------------- ------------- ------------ ------------
 End of period............ $1,075,806,092 $1,254,313,868 $ 297,943,064 $ 307,972,386 $ 62,713,816 $ 56,740,449
                           ============== ============== ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST LORD ABBETT            MIST LORD ABBETT           MIST MET/PUTNAM            MIST OPPENHEIMER
       MID-CAP VALUE             AMERICA'S VALUE         CAPITAL OPPORTUNITIES       CAPITAL APPRECIATION
        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- -------------------------- -------------------------- ---------------------------
    2007          2006        2007 (A)        2006       2007 (A)        2006         2007          2006
    ----          ----        --------        ----       --------        ----         ----          ----


$ (1,949,084) $ (2,257,433) $   2,743,201 $    596,368 $   (118,599) $  (491,568) $ (2,158,233) $ (2,086,703)

   63,221,508    46,923,780    15,671,686    1,883,835     9,106,070    7,785,420    12,572,235     3,033,823


 (66,496,374)  (12,362,885)  (12,639,161)    7,572,480   (5,709,570)  (2,383,918)     6,087,101     7,579,900
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------



  (5,223,950)    32,303,462     5,775,726   10,052,683     3,277,901    4,909,934    16,501,103     8,527,020
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------


    4,043,298    10,948,608     1,081,454    3,300,626       279,479      935,403     2,855,465     6,355,183

   30,314,787  (15,493,315)  (90,125,966)   12,565,543  (39,587,223)      554,569   (5,712,512)       840,829
    (587,954)     (609,622)      (56,927)    (128,618)       (7,412)     (24,120)     (370,835)     (371,026)


 (32,984,406)  (30,986,703)   (2,831,067)  (5,413,361)   (2,225,504)  (7,350,629)  (18,448,880)  (17,451,181)
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------



      785,725  (36,141,032)  (91,932,506)   10,324,190  (41,540,660)  (5,884,777)  (21,676,762)  (10,626,195)
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------

  (4,438,225)   (3,837,570)  (86,156,780)   20,376,873  (38,262,759)    (974,843)   (5,175,659)   (2,099,175)
  304,617,015   308,454,585    86,156,780   65,779,907    38,262,759   39,237,602   142,383,044   144,482,219
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------
$ 300,178,790 $ 304,617,015 $          -- $ 86,156,780 $          -- $ 38,262,759 $ 137,207,385 $ 142,383,044
============= ============= ============= ============ ============= ============ ============= =============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST PIMCO INFLATION     MIST LEGG MASON PARTNERS           MIST PIMCO
                                  PROTECTED BOND            AGGRESSIVE GROWTH             TOTAL RETURN
                                   SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                            -------------------------- --------------------------- ---------------------------
                                2007          2006         2007          2006          2007          2006
                                ----          ----         ----          ----          ----          ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss).................. $     293,469 $  1,386,316 $ (1,466,510) $ (1,896,244) $   5,229,885 $   3,816,053
 Net realized gains
   (losses)................     (311,237)    1,589,701    12,102,031    11,480,328     2,331,006     1,574,507
 Change in unrealized
   gains (losses) on
   investments.............     5,102,007  (3,885,799)   (9,681,223)  (13,562,408)     8,899,903     5,445,910
                            ------------- ------------ ------------- ------------- ------------- -------------
   Net increase (decrease)
     in net assets
     resulting from
     operations............     5,084,239    (909,782)       954,298   (3,978,324)    16,460,794    10,836,470
                            ------------- ------------ ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from contract
   owners..................     1,107,113    2,159,664     1,029,435     1,981,797     6,705,950    15,241,496
 Net transfers (including
   fixed account)..........   (4,135,018)  (1,812,617)  (11,218,628)  (12,043,393)  (36,672,842)   (4,324,914)
 Contract charges..........     (212,872)    (241,826)     (260,696)     (339,409)     (746,145)     (950,165)
 Transfers for contract
   benefits and
   terminations............   (8,108,229)  (6,929,967)  (11,475,909)  (11,233,010)  (29,825,925)  (32,330,859)
                            ------------- ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets resulting
   from contract
   transactions............  (11,349,006)  (6,824,746)  (21,925,798)  (21,634,015)  (60,538,962)  (22,364,442)
                            ------------- ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets..............   (6,264,767)  (7,734,528)  (20,971,500)  (25,612,339)  (44,078,168)  (11,527,972)
NET ASSETS:
 Beginning of period.......    64,649,920   72,384,448   108,846,059   134,458,398   327,612,133   339,140,105
                            ------------- ------------ ------------- ------------- ------------- -------------
 End of period............. $  58,385,153 $ 64,649,920 $  87,874,559 $ 108,846,059 $ 283,533,965 $ 327,612,133
                            ============= ============ ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

          MIST                MIST T. ROWE PRICE           MIST MFS RESEARCH             MIST MET/AIM
     RCM TECHNOLOGY             MID-CAP GROWTH               INTERNATIONAL             SMALL CAP GROWTH
       SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- --------------------------- ---------------------------
    2007         2006         2007          2006          2007          2006          2007          2006
    ----         ----         ----          ----          ----          ----          ----          ----


$  (193,572) $  (194,937) $ (1,506,226) $ (1,909,540) $   (234,867) $     735,721 $ (1,253,245) $ (1,464,312)

   1,611,755      428,043    18,345,680    14,848,937    53,178,619    35,842,722     5,567,084    16,357,294


   1,394,620      152,202   (2,363,951)   (7,278,039)  (28,438,195)    14,955,814     2,748,635   (4,111,860)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------



   2,812,803      385,308    14,475,503     5,661,358    24,505,557    51,534,257     7,062,474    10,781,122
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------


     623,149      383,661     1,858,117     8,423,368     3,091,828    10,387,035     1,104,874     1,888,474

   1,020,488    (769,581)  (21,806,132)  (17,936,273)  (20,789,635)  (19,817,321)  (11,524,866)  (15,019,833)
    (39,441)     (40,170)     (304,641)     (388,849)     (467,382)     (510,817)     (248,344)     (291,838)


 (1,857,208)  (1,028,153)   (9,828,883)   (9,454,020)  (27,464,298)  (26,987,184)   (8,793,334)   (7,121,033)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------



   (253,012)  (1,454,243)  (30,081,539)  (19,355,774)  (45,629,487)  (36,928,287)  (19,461,670)  (20,544,230)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------

   2,559,791  (1,068,935)  (15,606,036)  (13,694,416)  (21,123,930)    14,605,970  (12,399,196)   (9,763,108)
  10,819,347   11,888,282   107,929,919   121,624,335   233,658,652   219,052,682    83,414,752    93,177,860
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------
$ 13,379,138 $ 10,819,347 $  92,323,883 $ 107,929,919 $ 212,534,722 $ 233,658,652 $  71,015,556 $  83,414,752
============ ============ ============= ============= ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      MIST LAZARD            MIST HARRIS OAKMARK         MIST THIRD AVENUE
                                        MID-CAP                 INTERNATIONAL             SMALL CAP VALUE
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                               ------------------------- --------------------------- --------------------------
                                   2007         2006         2007          2006          2007             2006
                                   ----         ----         ----          ----          ----             ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)..................... $  (849,008) $  (432,815) $   (961,214) $     925,587 $   (617,092)    $(1,230,930)
 Net realized gains
   (losses)...................    3,649,383    4,754,637    19,096,850    13,888,764    12,461,171      14,422,537
 Change in unrealized gains
   (losses) on
   investments................  (8,367,898)    (653,859)  (20,427,971)     9,881,090  (15,368,056)     (2,597,666)
                               ------------ ------------ ------------- ------------- -------------    ------------
   Net increase (decrease) in
     net assets resulting
     from operations..........  (5,567,523)    3,667,963   (2,292,335)    24,695,441   (3,523,977)      10,593,941
                               ------------ ------------ ------------- ------------- -------------    ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners.......      970,650      901,367     3,589,805     7,169,518     2,373,546       6,653,989
 Net transfers (including
   fixed account).............   38,717,032    (859,320)   (7,371,011)   (9,193,619)   (9,566,979)     (5,088,444)
 Contract charges.............    (122,812)    (105,774)     (366,378)     (347,519)     (306,577)       (337,148)
 Transfers for contract
   benefits and
   terminations...............  (8,322,280)  (3,090,745)  (14,345,886)   (8,161,127)  (11,509,670)     (7,816,576)
                               ------------ ------------ ------------- ------------- -------------    ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions......   31,242,590  (3,154,472)  (18,493,470)  (10,532,747)  (19,009,680)     (6,588,179)
                               ------------ ------------ ------------- ------------- -------------    ------------
 Net increase (decrease) in
   net assets.................   25,675,067      513,491  (20,785,805)    14,162,694  (22,533,657)       4,005,762
NET ASSETS:
 Beginning of period..........   32,320,745   31,807,254   112,021,036    97,858,342    99,987,762      95,982,000
                               ------------ ------------ ------------- ------------- -------------    ------------
 End of period................ $ 57,995,812 $ 32,320,745 $  91,235,231 $ 112,021,036 $  77,454,105    $ 99,987,762
                               ============ ============ ============= ============= =============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   MIST NEUBERGER BERMAN          MIST TURNER           MIST GOLDMAN SACHS            MIST METLIFE
        REAL ESTATE              MID-CAP GROWTH            MID CAP VALUE           DEFENSIVE STRATEGY
        SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- ------------------------ ------------------------- --------------------------
    2007          2006          2007        2006         2007         2006         2007          2006
    ----          ----          ----        ----         ----         ----         ----          ----


$   (394,985) $   (342,063) $  (230,973) $ (222,569) $  (461,424) $  (577,073) $      72,624 $(1,389,452)

   13,924,010    12,095,979    1,182,006     677,556    5,857,376    1,887,312     5,763,804    2,032,596


 (22,726,254)    12,680,369    1,656,841      72,340  (4,801,691)    3,011,251   (1,339,403)    4,934,458
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------


  (9,197,229)    24,434,285    2,607,874     527,327      594,261    4,321,490     4,497,025    5,577,602
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------

    1,380,038     3,030,842      316,041     664,247    1,763,452    4,291,786    18,083,629   10,297,041

 (16,110,806)  (13,815,895)    1,405,514   (140,495)  (2,913,613)    3,240,340    50,416,359   18,699,841
    (172,173)     (230,847)     (49,879)    (44,388)    (131,808)    (111,845)     (421,775)    (285,542)


  (5,909,025)   (7,107,238)  (1,551,821)   (983,635)  (4,431,382)  (2,443,369)  (20,031,173)  (8,366,819)
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------


 (20,811,966)  (18,123,138)      119,855   (504,271)  (5,713,351)    4,976,912    48,047,040   20,344,521
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------

 (30,009,195)     6,311,147    2,727,729      23,056  (5,119,090)    9,298,402    52,544,065   25,922,123
   79,745,324    73,434,177   12,526,407  12,503,351   38,139,523   28,841,121    91,508,405   65,586,282
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------
$  49,736,129 $  79,745,324 $ 15,254,136 $12,526,407 $ 33,020,433 $ 38,139,523 $ 144,052,470 $ 91,508,405
============= ============= ============ =========== ============ ============ ============= ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                  MIST METLIFE                 MIST METLIFE                 MIST METLIFE
                                MODERATE STRATEGY           BALANCED STRATEGY             GROWTH STRATEGY
                                   SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                           --------------------------- ---------------------------- ----------------------------
                               2007          2006           2007          2006           2007          2006
                               ----          ----           ----          ----           ----          ----
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)................. $     793,370 $ (4,618,914) $    (594,130) $(12,946,129) $  (6,635,427) $(13,704,779)
 Net realized gains
   (losses)...............    11,340,759     3,377,687     33,913,027     5,782,251     40,655,333     6,111,883
 Change in unrealized
   gains (losses) on
   investments............     3,240,393    23,106,963    (6,671,966)    82,185,415    (9,782,182)    99,396,907
                           ------------- ------------- -------------- ------------- -------------- -------------
   Net increase
     (decrease) in net
     assets resulting
     from operations......    15,374,522    21,865,736     26,646,931    75,021,537     24,237,724    91,804,011
                           ------------- ------------- -------------- ------------- -------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from
   contract owners........    88,123,674    55,255,371    248,140,018   170,013,131    359,280,576   209,814,414
 Net transfers (including
   fixed account).........    90,812,816    29,799,661    161,679,772    61,356,986    100,035,711    55,941,825
 Contract charges.........   (1,418,022)     (932,471)    (3,691,226)   (2,565,804)    (4,214,074)   (2,676,545)
 Transfers for contract
   benefits and
   terminations...........  (28,457,799)  (17,211,342)   (94,872,655)  (49,970,789)   (83,736,881)  (38,089,246)
                           ------------- ------------- -------------- ------------- -------------- -------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions...........   149,060,669    66,911,219    311,255,909   178,833,524    371,365,332   224,990,448
                           ------------- ------------- -------------- ------------- -------------- -------------
 Net increase (decrease)
   in net assets..........   164,435,191    88,776,955    337,902,840   253,855,061    395,603,056   316,794,459
NET ASSETS:
 Beginning of period......   315,943,046   227,166,091    902,216,343   648,361,282    986,336,802   669,542,343
                           ------------- ------------- -------------- ------------- -------------- -------------
 End of period............ $ 480,378,237 $ 315,943,046 $1,240,119,183 $ 902,216,343 $1,381,939,858 $ 986,336,802
                           ============= ============= ============== ============= ============== =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MIST METLIFE              MIST VAN KAMPEN            MIST CYCLICAL            MIST CYCLICAL
    AGGRESSIVE STRATEGY             COMSTOCK                 GROWTH ETF          GROWTH AND INCOME ETF
        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- ------------------------- ------------------------- ------------------------
    2007          2006          2007         2006         2007         2006         2007        2006
    ----          ----          ----         ----         ----         ----         ----        ----


$   (606,381) $ (2,512,890) $    129,545 $  (825,026) $  (482,507) $     94,404 $  (598,720) $    43,837

   19,847,925     5,604,525    2,986,429    2,151,219      688,517       77,151      493,233     153,621


 (16,495,905)    13,278,939  (6,500,013)    8,620,101      961,089    1,993,642      992,983   1,496,315
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------



    2,745,639    16,370,574  (3,384,039)    9,946,294    1,167,099    2,165,197      887,496   1,693,773
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------


    8,773,830    14,475,787    5,084,048   13,727,379    6,953,032    7,733,726   21,569,605   7,875,358

 (16,236,835)   (5,417,137)    5,074,707   23,762,330      641,745   10,709,880   10,800,285  12,097,096
    (521,857)     (525,929)    (178,491)    (147,760)     (99,194)     (38,640)     (86,387)    (21,394)


 (23,365,665)  (11,010,162)  (6,023,327)  (3,276,760)  (1,304,305)  (1,028,459)  (1,492,568)   (168,590)
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------



 (31,350,527)   (2,477,441)    3,956,937   34,065,189    6,191,278   17,376,507   30,790,935  19,782,470
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------

 (28,604,888)    13,893,133      572,898   44,011,483    7,358,377   19,541,704   31,678,431  21,476,243
  154,159,455   140,266,322   81,752,237   37,740,754   27,884,955    8,343,251   25,580,451   4,104,208
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------
$ 125,554,567 $ 154,159,455 $ 82,325,135 $ 81,752,237 $ 35,243,332 $ 27,884,955 $ 57,258,882 $25,580,451
============= ============= ============ ============ ============ ============ ============ ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                        MIST LEGG MASON            MIST MET/AIM                 MIST
                                         VALUE EQUITY          CAPITAL APPRECIATION         PIONEER FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------- ------------------------- -----------------------
                                       2007         2006         2007         2006        2007      2006 (B)
                                       ----         ----         ----         ----        ----      --------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)......................... $   (493,962) $ (408,931) $  (270,530) $  (302,018) $   (1,134) $     (722)
 Net realized gains (losses)......       717,707     881,156  (1,083,063)  (1,140,817)      14,144         105
 Change in unrealized gains
   (losses) on investments........   (2,403,673)   2,183,499    3,322,820    2,481,117     (1,486)      13,512
                                   ------------- ----------- ------------ ------------ ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................   (2,179,928)   2,655,724    1,969,227    1,038,282      11,524      12,895
                                   ------------- ----------- ------------ ------------ ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........       610,917   2,288,641       27,164       49,164      37,715      62,925
 Net transfers (including fixed
   account).......................   (7,944,133)  35,901,716  (1,443,656)  (1,445,918)     342,557     298,822
 Contract charges.................     (109,257)    (90,464)     (23,940)     (26,637)     (1,078)        (85)
 Transfers for contract benefits
   and terminations...............   (1,930,339)   (881,422)  (3,664,772)  (4,358,389)    (70,842)       (447)
                                   ------------- ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................   (9,372,812)  37,218,471  (5,105,204)  (5,781,780)     308,352     361,215
                                   ------------- ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets.........................  (11,552,740)  39,874,195  (3,135,977)  (4,743,498)     319,876     374,110
NET ASSETS:
 Beginning of period..............    40,209,812     335,617   20,579,265   25,322,763     374,110          --
                                   ------------- ----------- ------------ ------------ ----------- -----------
 End of period.................... $  28,657,072 $40,209,812 $ 17,443,288 $ 20,579,265 $   693,986 $   374,110
                                   ============= =========== ============ ============ =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST PIONEER            MIST PIONEER               MIST MFS           MIST LOOMIS SAYLES
     MID-CAP VALUE         STRATEGIC INCOME     EMERGING MARKETS EQUITY      GLOBAL MARKETS
      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------- ----------------------- ------------------------ -----------------------
 2007 (A)    2006 (B)      2007      2006 (B)       2007      2006 (B)      2007      2006 (B)
 --------    --------      ----      --------       ----      --------      ----      --------


$       403 $      (17) $   (4,342) $    15,859 $   (81,160) $    58,566 $  (54,750) $       748
     17,162       1,228       1,498          35    1,806,676      14,319      83,104          78

    (3,102)       3,102      60,651    (11,458)    (483,026)   1,134,292     384,134      31,271
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------


     14,463       4,313      57,807       4,436    1,242,490   1,207,177     412,488      32,097
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------

     10,956      17,175     120,856      39,204      816,921     462,546     740,921     115,373

  (101,240)      55,000   1,042,216     289,143  (6,771,533)  10,436,193  12,610,746     215,828
         --          --     (1,762)        (50)     (22,391)     (1,210)     (5,199)       (264)

      (361)       (306)    (67,625)      31,012    (627,808)      42,594    (99,502)          39
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------


   (90,645)      71,869   1,093,685     359,309  (6,604,811)  10,940,123  13,246,966     330,976
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------

   (76,182)      76,182   1,151,492     363,745  (5,362,321)  12,147,300  13,659,454     363,073
     76,182          --     363,745          --   12,147,300          --     363,073          --
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
$        -- $    76,182 $ 1,515,237 $   363,745 $  6,784,979 $12,147,300 $14,022,527 $   363,073
=========== =========== =========== =========== ============ =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MIST STRATEGIC            MIST STRATEGIC            MIST STRATEGIC
                                    GROWTH AND INCOME        CONSERVATIVE GROWTH             GROWTH
                                       SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                ------------------------- ------------------------- ------------------------
                                    2007       2006 (B)       2007       2006 (B)       2007      2006 (B)
                                    ----       --------       ----       --------       ----      --------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)...................... $   2,265,160 $    20,232 $  1,111,462 $     82,724 $    334,458 $    57,744
 Net realized gains (losses)...     7,413,764         141    7,119,374        1,951    7,059,727          --
 Change in unrealized gains
   (losses) on investments.....       207,704     209,529    4,900,898      546,482    1,758,041     264,505
                                ------------- ----------- ------------ ------------ ------------ -----------
   Net increase (decrease) in
     net assets resulting from
     operations................     9,886,628     229,902   13,131,734      631,157    9,152,226     322,249
                                ------------- ----------- ------------ ------------ ------------ -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners........    26,396,889   1,211,729   32,055,966    1,105,723    7,514,317   1,537,830
 Net transfers (including fixed
   account)....................   159,227,059  95,412,765  140,802,228  104,977,332   68,985,882  70,482,231
 Contract charges..............     (799,810)    (18,738)    (759,860)     (31,022)    (464,927)    (16,497)
 Transfers for contract
   benefits and
   terminations................  (11,580,641)   (264,091)  (8,655,756)    (375,719)  (7,339,660)    (81,275)
                                ------------- ----------- ------------ ------------ ------------ -----------
 Net increase (decrease) in
   net assets resulting from
   contract transactions.......   173,243,497  96,341,665  163,442,578  105,676,314   68,695,612  71,922,289
                                ------------- ----------- ------------ ------------ ------------ -----------
 Net increase (decrease) in
   net assets..................   183,130,125  96,571,567  176,574,312  106,307,471   77,847,838  72,244,538
NET ASSETS:
 Beginning of period...........    96,571,567          --  106,307,471           --   72,244,538          --
                                ------------- ----------- ------------ ------------ ------------ -----------
 End of period................. $ 279,701,692 $96,571,567 $282,881,783 $106,307,471 $150,092,376 $72,244,538
                                ============= =========== ============ ============ ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

  MIST RAINIER            RUSSELL                   RUSSELL                   RUSSELL
LARGE CAP EQUITY    MULTI-STYLE EQUITY         AGGRESSIVE EQUITY             NON-U.S.
  SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------- ------------------------- ------------------------- -------------------------
    2007 (C)         2007         2006         2007         2006         2007         2006
    --------         ----         ----         ----         ----         ----         ----


  $     (536)    $   (84,295) $  (110,938) $   (50,324) $   (77,199) $    103,834 $     97,149
           27       1,394,489    (300,076)      806,705    1,208,911    2,710,802    1,113,733

       11,289         592,416    3,182,129    (630,885)    (355,344)  (1,924,328)    1,173,994
  -----------    ------------ ------------ ------------ ------------ ------------ ------------


       10,780       1,902,610    2,771,115      125,496      776,368      890,308    2,384,876
  -----------    ------------ ------------ ------------ ------------ ------------ ------------

       10,612           3,000       11,800        5,463        5,862        1,500        6,300

    1,132,471       (885,723)    (633,246)    (111,636)     (34,592)    (424,537)    (384,818)
        (486)         (5,573)      (7,086)      (1,152)      (1,517)      (2,554)      (3,094)


      (3,747)     (6,311,113)  (7,604,211)  (1,170,972)  (2,182,966)  (2,539,176)  (3,442,092)
  -----------    ------------ ------------ ------------ ------------ ------------ ------------


    1,138,850     (7,199,409)  (8,232,743)  (1,278,297)  (2,213,213)  (2,964,767)  (3,823,704)
  -----------    ------------ ------------ ------------ ------------ ------------ ------------

    1,149,630     (5,296,799)  (5,461,628)  (1,152,801)  (1,436,845)  (2,074,459)  (1,438,828)
           --      24,075,386   29,537,014    5,282,370    6,719,215   11,391,245   12,830,073
  -----------    ------------ ------------ ------------ ------------ ------------ ------------
  $ 1,149,630    $ 18,778,587 $ 24,075,386 $  4,129,569 $  5,282,370 $  9,316,786 $ 11,391,245
  ===========    ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                            RUSSELL                  RUSSELL                  AIM V.I.
                                           CORE BOND          REAL ESTATE SECURITIES    INTERNATIONAL GROWTH
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------ -------------------------
                                       2007         2006         2007        2006         2007         2006
                                       ----         ----         ----        ----         ----         ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $    552,643 $    520,829 $     22,552 $    15,773 $  (147,117) $   (66,442)
 Net realized gains (losses)......      (2,625)     (54,647)      654,085     813,282    2,774,652    2,500,901
 Change in unrealized gains
   (losses) on investments........      269,128    (122,880)  (1,146,552)     115,604    (916,127)    1,599,095
                                   ------------ ------------ ------------ ----------- ------------ ------------
   Net increase (decrease) in net
     assets resulting from
     operations...................      819,146      343,302    (469,915)     944,659    1,711,408    4,033,554
                                   ------------ ------------ ------------ ----------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........           --        4,000           --       1,616      237,958    2,372,526
 Net transfers (including fixed
   account).......................      591,776      404,957     (83,243)    (68,219)  (2,862,172)  (2,080,569)
 Contract charges.................      (3,283)      (4,145)        (565)       (711)     (29,000)     (39,792)
 Transfers for contract benefits
   and terminations...............  (2,287,628)  (4,764,149)    (550,204)   (885,607)  (1,612,501)  (1,253,438)
                                   ------------ ------------ ------------ ----------- ------------ ------------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (1,699,135)  (4,359,337)    (634,012)   (952,921)  (4,265,715)  (1,001,273)
                                   ------------ ------------ ------------ ----------- ------------ ------------
 Net increase (decrease) in net
   assets.........................    (879,989)  (4,016,035)  (1,103,927)     (8,262)  (2,554,307)    3,032,281
NET ASSETS:
 Beginning of period..............   15,354,316   19,370,351    3,216,373   3,224,635   16,393,934   13,361,653
                                   ------------ ------------ ------------ ----------- ------------ ------------
 End of period.................... $ 14,474,327 $ 15,354,316 $  2,112,446 $ 3,216,373 $ 13,839,627 $ 16,393,934
                                   ============ ============ ============ =========== ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   DWS GOVERNMENT &          MSF DAVIS VENTURE          MSF HARRIS OAKMARK            MSF JENNISON
   AGENCY SECURITIES               VALUE                  FOCUSED VALUE                  GROWTH
      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------- --------------------------- -------------------------- --------------------------
   2007        2006         2007          2006          2007          2006         2007          2006
   ----        ----         ----          ----          ----          ----         ----          ----

$    44,208 $    42,659 $ (2,716,298) $ (2,709,478) $ (1,127,587) $(1,416,472) $ (1,046,814) $(1,436,156)
    (2,240)     (1,023)    26,405,264    15,793,935    14,505,871   12,197,262     7,883,237    4,885,114

      3,658     (4,537)  (14,384,112)    27,324,982  (19,716,259)  (2,238,381)      (53,240)  (2,097,865)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------


     45,626      37,099     9,304,854    40,409,439   (6,337,975)    8,542,409     6,783,183    1,351,093
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------

        767         761     9,227,908    22,355,028     1,561,994    2,906,709     2,021,231    7,868,279

   (62,290)       4,378  (36,082,691)  (12,655,306)   (5,363,293)  (4,299,336)  (12,266,830)  (4,848,473)
    (1,213)     (1,331)     (894,124)   (1,004,041)     (280,871)    (301,853)     (241,555)    (295,255)

  (255,573)   (465,011)  (29,176,963)  (22,380,028)  (10,713,648)  (7,324,827)   (9,657,087)  (6,287,419)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------


  (318,309)   (461,203)  (56,925,870)  (13,684,347)  (14,795,818)  (9,019,307)  (20,144,241)  (3,562,868)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------

  (272,683)   (424,104)  (47,621,016)    26,725,092  (21,133,793)    (476,898)  (13,361,058)  (2,211,775)
  1,321,448   1,745,552   334,265,042   307,539,950    88,607,294   89,084,192    84,084,948   86,296,723
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------
$ 1,048,765 $ 1,321,448 $ 286,644,026 $ 334,265,042 $  67,473,501 $ 88,607,294 $  70,723,890 $ 84,084,948
=========== =========== ============= ============= ============= ============ ============= ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         MSF MFS             MSF CAPITAL GUARDIAN              MSF FI
                                      TOTAL RETURN                U.S. EQUITY            INTERNATIONAL STOCK
                                       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                ------------------------- --------------------------- -------------------------
                                    2007         2006         2007          2006          2007         2006
                                    ----         ----         ----          ----          ----         ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)...................... $    764,627 $  1,630,831 $ (1,581,140) $   (787,381) $   (56,061) $   (27,667)
 Net realized gains (losses)...    4,238,118    1,991,791    19,980,858     6,059,175    2,741,083    2,092,382
 Change in unrealized gains
   (losses) on investments.....  (2,480,780)    4,263,278  (19,731,356)     9,805,564  (1,871,753)    (162,004)
                                ------------ ------------ ------------- ------------- ------------ ------------
   Net increase (decrease) in
     net assets resulting from
     operations................    2,521,965    7,885,900   (1,331,638)    15,077,358      813,269    1,902,711
                                ------------ ------------ ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners........    2,971,797    2,876,120     1,826,006     3,524,218      118,021      226,120
 Net transfers (including fixed
   account)....................    5,661,719   13,470,604   (5,604,110)     7,022,730  (3,454,663)  (3,374,197)
 Contract charges..............    (154,144)    (123,484)     (240,222)     (238,373)     (32,136)     (49,910)
 Transfers for contract
   benefits and
   terminations................  (8,149,348)  (5,411,971)  (21,814,215)  (24,667,700)    (555,807)    (614,107)
                                ------------ ------------ ------------- ------------- ------------ ------------
 Net increase (decrease) in net
   assets resulting from
   contract transactions.......      330,024   10,811,269  (25,832,541)  (14,359,125)  (3,924,585)  (3,812,094)
                                ------------ ------------ ------------- ------------- ------------ ------------
 Net increase (decrease) in net
   assets......................    2,851,989   18,697,169  (27,164,179)       718,233  (3,111,316)  (1,909,383)
NET ASSETS:
 Beginning of period...........   83,918,502   65,221,333   181,068,259   180,350,026   12,031,860   13,941,243
                                ------------ ------------ ------------- ------------- ------------ ------------
 End of period................. $ 86,770,491 $ 83,918,502 $ 153,904,080 $ 181,068,259 $  8,920,544 $ 12,031,860
                                ============ ============ ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MSF BLACKROCK                MSF METLIFE              MSF BLACKROCK            MSF BLACKROCK
       MONEY MARKET                 STOCK INDEX               BOND INCOME            STRATEGIC VALUE
        SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------  ------------------------- ------------------------- ------------------------
    2007           2006          2007         2006         2007         2006        2007         2006
    ----           ----          ----         ----         ----         ----        ----         ----


$   3,239,963  $   2,220,027 $  (329,656) $     24,269 $    432,948 $  1,416,338 $  (37,534) $   (52,954)
           --             --    4,282,606    4,713,944    (157,357)    (514,672)     229,921      779,295
           --             --  (2,637,207)    (292,674)    1,003,600      308,380   (324,702)    (199,526)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------


    3,239,963      2,220,027    1,315,743    4,445,539    1,279,191    1,210,046   (132,315)      526,815
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------

   24,525,877     12,933,299      831,403    1,149,224    1,231,591    4,722,725      28,675       45,353

   82,824,803     70,315,009      266,696      727,724  (7,094,151)    2,606,598   (319,905)  (1,420,091)
    (318,953)      (216,128)    (123,990)    (109,731)     (54,741)     (95,537)     (8,907)     (13,711)


 (91,619,481)   (51,784,172)  (3,686,152)  (2,734,334)  (2,251,227)  (4,048,484)   (179,167)    (243,694)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------


   15,412,246     31,248,008  (2,712,043)    (967,117)  (8,168,528)    3,185,302   (479,304)  (1,632,143)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------

   18,652,209     33,468,035  (1,396,300)    3,478,422  (6,889,337)    4,395,348   (611,619)  (1,105,328)
   91,235,712     57,767,677   39,811,549   36,333,127   36,289,487   31,894,139   3,001,029    4,106,357
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------
$ 109,887,921  $  91,235,712 $ 38,415,249 $ 39,811,549 $ 29,400,150 $ 36,289,487 $ 2,389,410 $  3,001,029
=============  ============= ============ ============ ============ ============ =========== ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                MSF WESTERN ASSET       MSF WESTERN ASSET
                                    MSF FRANKLIN TEMPLETON    MANAGEMENT STRATEGIC         MANAGEMENT
                                       SMALL CAP GROWTH        BOND OPPORTUNITIES        U.S. GOVERNMENT
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ----------------------    --------------------      -----------------
                                       2007         2006        2007        2006        2007        2006
                                       ----         ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $  (200,740) $  (357,497) $    56,877 $   213,863 $     5,790 $   (3,868)
 Net realized gains (losses)......    1,840,066    2,186,804      31,871      74,708       6,291       8,980
 Change in unrealized gains
   (losses) on investments........  (1,127,390)       92,344      45,831    (77,850)      22,512      15,639
                                   ------------ ------------ ----------- ----------- ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      511,936    1,921,651     134,579     210,721      34,593      20,751
                                   ------------ ------------ ----------- ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received from
   contract owners................    1,211,623    4,255,248     138,787     101,795     588,059     192,197
 Net transfers (including fixed
   account).......................  (8,429,640)  (2,650,893)      11,202    (57,135)     309,580     835,478
 Contract charges.................     (40,179)     (77,651)    (16,322)    (17,724)     (2,997)       (697)
 Transfers for contract benefits
   and terminations...............    (610,551)  (1,113,565)   (545,786)   (650,893)    (57,170)    (47,218)
                                   ------------ ------------ ----------- ----------- ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (7,868,747)      413,139   (412,119)   (623,957)     837,472     979,760
                                   ------------ ------------ ----------- ----------- ----------- -----------
 Net increase (decrease) in net
   assets.........................  (7,356,811)    2,334,790   (277,540)   (413,236)     872,065   1,000,511
NET ASSETS:
 Beginning of period..............   20,720,142   18,385,352   6,154,850   6,568,086   1,068,532      68,021
                                   ------------ ------------ ----------- ----------- ----------- -----------
 End of period.................... $ 13,363,331 $ 20,720,142 $ 5,877,310 $ 6,154,850 $ 1,940,597 $ 1,068,532
                                   ============ ============ =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.


    MSF T. ROWE PRICE          MSF T. ROWE PRICE          MSF OPPENHEIMER              PUTNAM VT
    SMALL CAP GROWTH           LARGE CAP GROWTH            GLOBAL EQUITY           GROWTH AND INCOME
       SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- --------------------------- ------------------------ -------------------------
    2007         2006         2007          2006          2007        2006         2007         2006
    ----         ----         ----          ----          ----        ----         ----         ----
$  (174,843) $  (187,629) $   (966,497) $ (1,733,106) $   (35,192) $   115,962 $     37,708 $     92,247
     613,009      459,600     6,886,356    19,301,398      678,988     268,259    3,284,631      973,609

     540,791       67,327       497,289   (2,423,457)      247,590   1,343,446  (4,429,636)    1,808,364
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------


     978,957      339,298     6,417,148    15,144,835      891,386   1,727,667  (1,107,297)    2,874,220
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------

     128,842      115,995     1,180,528    10,404,062      593,732   1,533,347      173,693      279,458

   (482,627)    (549,288)  (42,288,504)  (34,424,655)    2,688,988   9,379,682    (332,401)    (864,566)
    (22,563)     (25,141)     (219,216)     (392,970)     (34,234)    (17,185)     (13,766)     (13,940)

 (1,438,408)  (1,368,806)   (6,567,377)   (9,116,422)  (1,775,559)   (789,504)  (3,855,070)  (3,404,512)
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------


 (1,814,756)  (1,827,240)  (47,894,569)  (33,529,985)    1,472,927  10,106,340  (4,027,544)  (4,003,560)
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------

   (835,799)  (1,487,942)  (41,477,421)  (18,385,150)    2,364,313  11,834,007  (5,134,841)  (1,129,340)
  12,441,182   13,929,124   114,703,767   133,088,917   17,132,657   5,298,650   20,878,412   22,007,752
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------
$ 11,605,383 $ 12,441,182 $  73,226,346 $ 114,703,767 $ 19,496,970 $17,132,657 $ 15,743,571 $ 20,878,412
============ ============ ============= ============= ============ =========== ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                           PUTNAM VT                 PUTNAM VT             FTVIPT TEMPLETON
                                             VISTA                 EQUITY INCOME          GROWTH SECURITIES
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------- ------------------------- ------------------------
                                       2007         2006         2007         2006         2007        2006
                                       ----         ----         ----         ----         ----        ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (62,496) $   (80,454) $    121,566 $     12,971 $     37,661 $   (6,042)
 Net realized gains (losses)......     (91,634)    (182,393)    3,453,450      999,701    1,071,572     364,109
 Change in unrealized gains
   (losses) on investments........      303,960      510,354  (2,799,230)    4,430,015  (1,077,442)     906,637
                                   ------------ ------------ ------------ ------------ ------------ -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      149,830      247,507      775,786    5,442,687       31,791   1,264,704
                                   ------------ ------------ ------------ ------------ ------------ -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........       45,530       50,831    2,042,424    2,204,480    2,446,243   1,782,108
 Net transfers (including fixed
   account).......................    (640,816)    (408,852)    5,143,454    9,592,767    6,683,188   4,443,080
 Contract charges.................      (2,196)      (2,714)     (82,070)     (57,915)     (26,308)     (6,979)
 Transfers for contract benefits
   and terminations...............    (952,330)    (987,903)  (3,298,665)  (1,897,164)  (1,105,032)   (931,583)
                                   ------------ ------------ ------------ ------------ ------------ -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (1,549,812)  (1,348,638)    3,805,143    9,842,168    7,998,091   5,286,626
                                   ------------ ------------ ------------ ------------ ------------ -----------
 Net increase (decrease) in net
   assets.........................  (1,399,982)  (1,101,131)    4,580,929   15,284,855    8,029,882   6,551,330
NET ASSETS:
 Beginning of period..............    5,064,251    6,165,382   39,810,732   24,525,877   10,958,015   4,406,685
                                   ------------ ------------ ------------ ------------ ------------ -----------
 End of period.................... $  3,664,269 $  5,064,251 $ 44,391,661 $ 39,810,732 $ 18,987,897 $10,958,015
                                   ============ ============ ============ ============ ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     FTVIPT TEMPLETON             FTVIPT DEVELOPING           FIDELITY VIP                FIDELITY VIP
    FOREIGN SECURITIES           MARKETS SECURITIES       GROWTH OPPORTUNITIES            EQUITY-INCOME
        SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------  --------------------------- -----------------------    -------------------------
    2007           2006          2007          2006         2007        2006            2007         2006
    ----           ----          ----          ----         ----        ----            ----         ----

$     267,150  $   (118,593) $     312,615 $   (183,808) $   (3,102) $   (1,190)    $      9,362 $    134,443
   11,333,908      8,146,492    15,936,172    11,370,221       1,990    (27,594)       1,052,696    1,529,181

  (4,646,750)      5,357,400   (6,630,584)     1,413,976      44,671      35,547     (1,072,377)    (168,505)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------


    6,954,308     13,385,299     9,618,203    12,600,389      43,559       6,763        (10,319)    1,495,119
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------
    1,159,342      4,976,140       598,648     3,273,494       1,250       2,650          68,011      136,465

 (18,625,145)   (12,719,345)  (14,587,546)  (14,560,453)     (6,290)    (11,985)         518,279      130,922
    (131,977)      (200,260)     (107,596)     (148,180)       (189)       (199)        (24,212)     (23,849)

  (4,984,549)    (5,633,440)   (3,171,172)   (4,473,829)    (65,156)   (120,023)       (860,963)  (1,471,240)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------


 (22,582,329)   (13,576,905)  (17,267,666)  (15,908,968)    (70,385)   (129,557)       (298,885)  (1,227,702)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------

 (15,628,021)      (191,606)   (7,649,463)   (3,308,579)    (26,826)   (122,794)       (309,204)      267,417
   67,803,255     67,994,861    48,883,729    52,192,308     224,683     347,477       9,156,792    8,889,375
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------
$  52,175,234  $  67,803,255 $  41,234,266 $  48,883,729 $   197,857 $   224,683    $  8,847,588 $  9,156,792
=============  ============= ============= ============= =========== ===========    ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                          PIMCO VIT                PIMCO VIT          PIMCO VIT STOCKSPLUS
                                          HIGH YIELD              LOW DURATION          GROWTH AND INCOME
                                         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------ ------------------------ -----------------------
                                       2007        2006         2007        2006        2007        2006
                                       ----        ----         ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $    509,321 $   863,011 $    292,400 $   266,483 $    96,156 $    49,459
 Net realized gains (losses)......      107,324     255,170     (23,753)    (33,431)      51,946      36,393
 Change in unrealized gains
   (losses) on investments........    (393,524)     119,847      232,553       1,182    (69,013)      96,200
                                   ------------ ----------- ------------ ----------- ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      223,121   1,238,028      501,200     234,234      79,089     182,052
                                   ------------ ----------- ------------ ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received from
   contract owners................      236,367   2,347,587       85,852      17,400      55,775       5,176
 Net transfers (including fixed
   account).......................  (5,917,985)   (171,562)    (109,712)   (301,757)       2,522    (58,760)
 Contract charges.................     (29,500)    (51,040)     (28,171)    (31,100)     (4,149)     (3,692)
 Transfers for contract benefits
   and terminations...............    (499,934)   (808,796)  (1,159,110)   (615,942)    (75,136)   (100,383)
                                   ------------ ----------- ------------ ----------- ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (6,211,052)   1,316,189  (1,211,141)   (931,399)    (20,988)   (157,659)
                                   ------------ ----------- ------------ ----------- ----------- -----------
 Net increase (decrease) in net
   assets.........................  (5,987,931)   2,554,217    (709,941)   (697,165)      58,101      24,393
NET ASSETS:
 Beginning of period..............   14,434,061  11,879,844    9,702,832  10,399,997   1,454,878   1,430,485
                                   ------------ ----------- ------------ ----------- ----------- -----------
 End of period.................... $  8,446,130 $14,434,061 $  8,992,891 $ 9,702,832 $ 1,512,979 $ 1,454,878
                                   ============ =========== ============ =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                       PIMCO VIT             AMERICAN FUNDS
                     TOTAL RETURN             GLOBAL GROWTH
                      SUB-ACCOUNT              SUB-ACCOUNT
               ------------------------- -----------------------
                   2007         2006        2007      2006 (B)
                   ----         ----        ----      --------
               $    646,032 $    758,980 $   149,045 $     (138)
                     90,176      226,273     220,803          --

                    558,878    (425,395)     111,988       3,336
               ------------ ------------ ----------- -----------


                  1,295,086      559,858     481,836       3,198
               ------------ ------------ ----------- -----------

                      5,445      109,039   1,764,876      87,400

                (3,013,968)  (1,623,350)   8,265,449     234,855
                   (33,199)     (44,580)     (5,398)        (76)

                (2,974,796)  (4,147,286)   (314,508)        (34)
               ------------ ------------ ----------- -----------


                (6,016,518)  (5,706,177)   9,710,419     322,145
               ------------ ------------ ----------- -----------

                (4,721,432)  (5,146,319)  10,192,255     325,343
                 23,287,170   28,433,489     325,343          --
               ------------ ------------ ----------- -----------
               $ 18,565,738 $ 23,287,170 $10,517,598 $   325,343
               ============ ============ =========== ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Met Investors Series Trust ("MIST")
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
DWS Variable Series ("DWS")
Metropolitan Series Fund, Inc. ("MSF")
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT")
American Funds Insurance Series ("American Funds")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2007:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid-Cap Growth Sub-Account*
MIST Lord Abbett Mid-Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid-Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid-Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Neuberger Berman Real Estate Sub-Account*
MIST Turner Mid-Cap Growth Sub-Account
MIST Goldman Sachs Mid-Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Cyclical Growth ETF Sub-Account
MIST Cyclical Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth Sub-Account
MIST Rainier Large Cap Equity Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account*
MSF MFS Total Return Sub-Account*
MSF Capital Guardian U.S. Equity Sub-Account
MSF FI International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
Putnam VT Growth and Income Sub-Account*
Putnam VT Vista Sub-Account*
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

The following Sub-Accounts ceased operations during the year ended December 31, 2007:

MIST Lord Abbett America's Value Sub-Account
MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
AIM V.I. Capital Appreciation Sub-Account
MFS Investors Trust Sub-Account
DWS Small Cap Growth Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

Old Name                               New Name
--------                               --------
RCM Global Technology Portfolio        RCM Technology Portfolio
Legg Mason Aggressive Growth Portfolio Legg Mason Partners Aggressive Growth
                                         Portfolio

MERGERS:

Old Name                               New Name
--------                               --------
Lord Abbett America's Value Portfolio  Lord Abbett Bond Debenture Portfolio
Pioneer Mid-Cap Value Portfolio        Lazard Mid Cap Portfolio
Met/Putnam Capital Opportunities       Lazard Mid Cap Portfolio
  Portfolio

SUBSTITUTIONS:

Old Name                               New Name
--------                               --------
AIM V.I. Capital Appreciation Fund     Met/AIM Capital Appreciation Portfolio
MFS Investors Trust Series             Capital Guardian U.S. Equity Portfolio
DWS Small Cap Growth VIP               T. Rowe Price Small Cap Growth
                                         Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Sub-Accounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values:

   Mortality and Expense Risk--The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative--The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider--For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

                   Mortality and Expense Risk   0.50% - 1.60%
                   ------------------------------------------
                   Administrative               0.15% - 0.25%
                   ------------------------------------------
                   Optional Death Benefit Rider 0.15% - 0.35%

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred, from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders, these charges range from

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

..35% to 1.50% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series, or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS

                                                                      FOR THE YEAR ENDED
                                        AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                       ------------------------- ----------------------------
                                                                    COST OF       PROCEEDS
                                         SHARES      COST ($)    PURCHASES ($) FROM SALES ($)
                                       ----------- ------------- ------------- --------------
 MIST Lord Abbett Growth and Income
   Sub-Account........................  37,362,629   900,689,264   70,356,584   231,359,318
 MIST Lord Abbett Bond Debenture
   Sub-Account........................  23,716,950   285,962,616   44,344,039    57,616,903
 MIST Van Kampen Mid-Cap Growth
   Sub-Account........................   5,398,464    48,410,250    8,290,921     9,938,434
 MIST Lord Abbett Mid-Cap Value
   Subaccount.........................  15,370,412   305,095,180  111,789,284    73,130,740
 MIST Lord Abbett America's Value
   Subaccount (a).....................          --            --    8,983,692    94,003,035
 MIST Met/Putnam Capital Opportunities
   Subaccount (a).....................          --            --    2,900,289    42,427,049
 MIST Oppenheimer Capital Appreciation
   Sub-Account........................  13,898,215   115,995,038   14,943,350    30,151,799
 MIST PIMCO Inflation Protected Bond
   Sub-Account........................   5,336,887    56,321,366    3,209,486    14,264,630
 MIST Legg Mason Partners Aggressive
   Growth Sub-Account.................  11,814,109    84,099,825   10,552,346    24,973,849
 MIST PIMCO Total Return Sub-Account..  23,263,631   265,788,681   17,612,654    72,920,871
 MIST RCM Technology Sub-Account......   1,991,045    10,033,666    4,179,121     4,212,316
 MIST T. Rowe Price Mid-Cap Growth
   Sub-Account........................   9,527,766    73,665,517   17,663,992    44,829,148
 MIST MFS Research International
   Sub-Account........................  14,808,710   177,661,951   40,471,315    54,486,113
 MIST Met/AIM Small Cap Growth
   Sub-Account........................   4,840,965    60,378,425    3,918,053    23,527,857
 MIST Lazard Mid Cap Sub-Account......   4,782,342    64,075,615   45,202,156    11,910,438
 MIST Harris Oakmark International
   Sub-Account........................   5,338,525    82,388,891   19,691,193    30,327,266
 MIST Third Avenue Small Cap Value
   Sub-Account........................   4,938,906    71,467,866    8,407,466    22,046,670
 MIST Neuberger Berman Real Estate
   Sub-Account........................   3,547,724    49,277,565   11,399,578    27,277,650
 MIST Turner Mid-Cap Growth
   Sub-Account........................   1,003,606    11,364,914    2,946,373     2,613,198
 MIST Goldman Sachs Mid-Cap Value
   Sub-Account........................   2,440,571    32,675,666    8,997,169    11,742,389
 MIST MetLife Defensive Strategy
   Sub-Account........................  12,804,702   138,308,396   80,375,074    29,917,654
 MIST MetLife Moderate Strategy
   Sub-Account........................  41,057,996   444,685,682  169,996,918    10,241,210
 MIST MetLife Balanced Strategy
   Sub-Account........................ 102,320,090 1,127,079,630  352,783,848     9,885,827
 MIST MetLife Growth Strategy
   Sub-Account........................ 107,543,982 1,241,663,822  414,941,749    12,054,250

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                         FOR THE YEAR ENDED
                                            AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                            ----------------------  ----------------------------
                                                                       COST OF       PROCEEDS
                                              SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                            ----------  ----------- ------------- --------------
 MIST MetLife Aggressive Strategy
   Sub-Account.............................  9,980,515  116,103,746   32,288,629    55,366,455
 MIST Van Kampen Comstock Sub-Account......  7,337,429   79,520,505   14,772,834     9,009,813
 MIST Cyclical Growth ETF Sub-Account......  2,929,634   32,175,010    9,868,644     4,159,709
 MIST Cyclical Growth and Income ETF
   Sub-Account.............................  4,881,410   54,777,354   34,981,946     4,787,068
 MIST Legg Mason Value Equity Sub-Account..  2,737,139   28,880,765      907,900    10,736,954
 MIST Met/AIM Capital Appreciation
   Sub-Account.............................  1,445,052   16,733,438   20,401,074    25,774,398
 MIST Pioneer Fund Sub-Account.............     45,603      682,504      421,867       114,105
 MIST Pioneer Mid-Cap Value Sub-Account (a)         --           --      151,039       213,921
 MIST Pioneer Strategic Income Sub-Account.    151,306    1,466,891    1,287,468       197,277
 MIST MFS Emerging Markets Equity
   Sub-Account.............................    473,853    6,134,315    9,109,523    15,794,893
 MIST Loomis Sayles Global Markets
   Sub-Account.............................  1,060,760   13,607,848   13,550,898       357,956
 MIST Strategic Growth and Income
   Sub-Account............................. 26,817,047  279,284,569  189,468,322     7,020,809
 MIST Strategic Conservative Growth
   Sub-Account............................. 26,437,554  277,434,450  175,017,690     3,608,781
 MIST Strategic Growth Sub-Account......... 14,040,450  148,069,869   87,037,006    11,992,347
 MIST Rainier Large Cap Equity
   Sub-Account (b).........................    115,008    1,138,792    1,139,817         1,053
 Russell Multi-Style Equity Sub-Account....  1,199,914   17,128,460    1,193,103     7,699,366
 Russell Aggressive Equity Sub-Account.....    317,909    4,278,027      687,872     1,424,463
 Russell Non-U.S. Sub-Account..............    706,355    8,310,918    2,262,926     3,173,937
 Russell Core Bond Sub-Account.............  1,402,555   14,385,119    1,430,997     2,577,447
 Russell Real Estate Securities Sub-account    138,794    2,262,798      445,850       760,061
 AIM V.I. International Growth Sub-Account.    413,717   10,020,669    2,403,422     6,813,605
 DWS Government & Agency Securities
   Sub-Account.............................     84,740    1,023,991       79,102       352,882
 MSF Davis Venture Value Sub-Account.......  7,906,654  216,411,104   14,513,729    74,155,252
 MSF Harris Oakmark Focused Value
   Sub-Account.............................    314,769   72,303,104   13,873,080    19,146,933
 MSF Jennison Growth Sub-Account...........  5,227,173   56,260,574    4,189,128    22,699,569
 MSF MFS Total Return Sub-Account..........    566,722   80,612,015   11,106,807     1,471,095
 MSF Capital Guardian U.S. Equity
   Sub-Account............................. 12,416,171  141,690,461   23,151,316    40,377,367
 MSF FI International Stock Sub-Account....    563,314    6,752,904    1,648,600     5,153,903
 MSF BlackRock Money Market Sub-Account....  1,098,887  109,888,716  149,052,778   130,398,911
 MSF MetLife Stock Index Sub-Account.......  1,064,702   36,441,109   16,252,119    18,425,582
 MSF BlackRock Bond Income Sub-Account.....    265,558   28,204,971    7,515,499    15,250,384
 MSF BlackRock Strategic Value Sub-Account.    159,862    2,676,819      616,576       822,209

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                             FOR THE YEAR ENDED
                                                AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                                ----------------------- ----------------------------
                                                                           COST OF       PROCEEDS
                                                 SHARES      COST ($)   PURCHASES ($) FROM SALES ($)
                                                 ---------  ----------  ------------- --------------
 MSF Franklin Templeton Small Cap Growth
   Sub-Account................................. 1,273,974   13,422,127    3,377,997     10,586,846
 MSF Western Asset Management Strategic Bond
   Opportunities Sub-Account...................   463,894    5,717,099    1,180,443      1,530,022
 MSF Western Asset Management U.S. Government
   Sub-Account.................................   156,168    1,902,840    1,436,254        592,418
 MSF T. Rowe Price Small Cap Growth
   Sub-Account.................................   680,308    9,389,084    2,277,198      4,264,300
 MSF T. Rowe Price Large Cap Growth
   Sub-Account................................. 4,461,145   61,513,758    2,627,787     50,756,094
 MSF Oppenheimer Global Equity Sub-Account..... 1,117,987   17,611,204    3,810,955      2,097,545
 Putnam VT Growth and Income Sub-Account.......   677,786   17,079,132    3,949,116      5,020,439
 Putnam VT Vista Sub-Account...................   235,948    3,572,872      127,615      1,739,584
 Putnam VT Equity Income Sub-Account........... 2,965,416   40,835,741    9,169,042      2,446,919
 FTVIPT Templeton Growth Securities
   Sub-Account................................. 1,228,042   18,429,343   10,060,893      1,368,413
 FTVIPT Templeton Foreign Securities
   Sub-Account................................. 2,565,695   37,741,147    5,776,629     25,776,310
 FTVIPT Templeton Developing Markets Securities
   Sub-Account................................. 2,571,812   22,827,827    6,058,574     19,900,217
 Fidelity VIP Growth Opportunities Sub-Account.     8,847      165,992        5,342         78,767
 Fidelity VIP Equity-Income Sub-Account........   374,809    9,215,908    2,531,673      2,064,289
 PIMCO VIT High Yield Sub-Account.............. 1,049,251    8,570,968    1,103,144      6,804,548
 PIMCO VIT Low Duration Sub-Account............   873,126    8,922,098    1,163,497      2,081,936
 PIMCO VIT StocksPLUS Growth and Income
   Sub-Account.................................   137,084    1,364,998      347,336        271,745
 PIMCO VIT Total Return Sub-Account............ 1,769,858   18,027,482    1,948,173      7,318,703
 American Funds Global Growth Sub-Account......   420,738   10,403,130   10,363,573        309,419

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                  MIST LORD ABBETT        MIST LORD ABBETT          MIST VAN KAMPEN
                                  GROWTH AND INCOME        BOND DEBENTURE           MID-CAP GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  22,197,014  26,137,911  16,590,983   19,002,390   5,207,161    5,540,015
Units issued and transferred
  from other funding
  options.....................     758,098   1,187,483   2,414,744    1,365,191     566,342      694,113
Units redeemed and transferred
  to other funding options.... (4,405,380) (5,128,380) (3,761,736)  (3,776,598) (1,059,547)  (1,026,967)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  18,549,732  22,197,014  15,243,991   16,590,983   4,713,956    5,207,161
                               =========== =========== ===========  =========== ===========  ===========

                                  MIST OPPENHEIMER           MIST PIMCO         MIST LEGG MASON PARTNERS
                                CAPITAL APPRECIATION   INFLATION PROTECTED BOND    AGGRESSIVE GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  15,156,483  16,165,489   5,893,926    6,511,274  13,441,619   15,958,225
Units issued and transferred
  from other funding
  options.....................   1,865,281   2,979,206     539,287      838,475     821,885    1,065,575
Units redeemed and transferred
  to other funding options.... (3,995,539) (3,988,212) (1,546,952)  (1,455,823) (3,438,475)  (3,582,181)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  13,026,225  15,156,483   4,886,261    5,893,926  10,825,029   13,441,619
                               =========== =========== ===========  =========== ===========  ===========

                                      MIST MFS              MIST MET/AIM              MIST LAZARD
                               RESEARCH INTERNATIONAL     SMALL CAP GROWTH              MID-CAP
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  13,357,797  15,507,023   5,984,113    7,550,815   2,006,766    2,227,684
Units issued and transferred
  from other funding
  options.....................   1,089,411   2,325,619     447,020      513,599   2,592,898      274,155
Units redeemed and transferred
  to other funding options.... (3,548,191) (4,474,845) (1,779,146)  (2,080,301)   (828,728)    (495,073)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  10,899,017  13,357,797   4,651,987    5,984,113   3,770,936    2,006,766
                               =========== =========== ===========  =========== ===========  ===========

                                     MIST TURNER         MIST GOLDMAN SACHS          MIST METLIFE
                                   MID-CAP GROWTH           MID-CAP VALUE         DEFENSIVE STRATEGY
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......     989,402   1,029,884   2,536,265    2,181,767   8,262,424    6,322,085
Units issued and transferred
  from other funding
  options.....................     241,838     207,373     603,616    1,109,308   8,777,923    4,917,609
Units redeemed and transferred
  to other funding options....   (244,254)   (247,855)   (972,804)    (754,810) (4,575,519)  (2,977,270)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............     986,986     989,402   2,167,077    2,536,265  12,464,828    8,262,424
                               =========== =========== ===========  =========== ===========  ===========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

      MIST LORD ABBETT         MIST LORD ABBETT         MIST MET/PUTNAM
        MID-CAP VALUE          AMERICA'S VALUE       CAPITAL OPPORTUNITIES
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006       2007 (A)      2006       2007 (A)      2006
      ----        ----       --------      ----       --------      ----
    10,813,416  12,134,519    5,264,244   4,568,630    1,916,921   2,212,145


     2,728,519   1,316,845      299,594   1,311,892       54,027     267,836

   (2,871,350) (2,637,948)  (5,563,838)   (616,278)  (1,970,948)   (563,060)
   ----------- ----------- ------------ ----------- ------------ -----------
    10,670,585  10,813,416           --   5,264,244           --   1,916,921
   =========== =========== ============ =========== ============ ===========

         MIST PIMCO                MIST RCM            MIST T. ROWE PRICE
        TOTAL RETURN              TECHNOLOGY             MID CAP GROWTH
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
    26,133,024  27,888,652    2,231,169   2,539,048   12,903,767  15,203,506


     2,663,362   5,644,119      913,172     571,231    2,124,155   2,952,292

   (7,498,506) (7,399,747)  (1,011,938)   (879,110)  (5,487,926) (5,252,031)
   ----------- ----------- ------------ ----------- ------------ -----------
    21,297,880  26,133,024    2,132,403   2,231,169    9,539,996  12,903,767
   =========== =========== ============ =========== ============ ===========

         MIST HARRIS          MIST THIRD AVENUE          MIST NEUBERGER
    OAKMARK INTERNATIONAL      SMALL CAP VALUE         BERMAN REAL ESTATE
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
     5,683,024   6,295,353    5,547,538   5,920,257    3,924,423   4,868,446


     1,038,029   1,230,954      479,229   1,329,569      554,362     678,283

   (1,959,028) (1,843,283)  (1,524,170) (1,702,288)  (1,540,097) (1,622,306)
   ----------- ----------- ------------ ----------- ------------ -----------
     4,762,025   5,683,024    4,502,597   5,547,538    2,938,688   3,924,423
   =========== =========== ============ =========== ============ ===========

        MIST METLIFE             MIST METLIFE             MIST METLIFE
      MODERATE STRATEGY       BALANCED STRATEGY         GROWTH STRATEGY
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
    27,420,828  21,366,533   74,894,089  59,266,853   77,651,335  58,883,485


    17,398,719   9,530,887   37,005,670  24,230,743   40,086,102  26,068,145

   (4,967,751) (3,476,592) (12,329,992) (8,603,507) (12,241,787) (7,300,295)
   ----------- ----------- ------------ ----------- ------------ -----------
    39,851,796  27,420,828   99,569,767  74,894,089  105,495,650  77,651,335
   =========== =========== ============ =========== ============ ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       MIST METLIFE           MIST VAN KAMPEN        MIST CYCLICAL
                                    AGGRESSIVE STRATEGY          COMSTOCK             GROWTH ETF
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006       2007       2006
                                     ----        ----        ----        ----       ----       ----
Units beginning of year..........  11,904,491  12,099,254   6,796,669   3,599,394 2,443,105    820,546
Units issued and transferred from
  other funding options..........   2,445,664   3,061,704   2,139,027   4,851,096   969,920  1,806,891
Units redeemed and transferred to
  other funding options.......... (4,765,230) (3,256,467) (1,839,614) (1,653,821) (446,264)  (184,332)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................   9,584,925  11,904,491   7,096,082   6,796,669 2,966,761  2,443,105
                                  =========== =========== =========== =========== =========  =========

                                       MIST PIONEER            MIST PIONEER          MIST PIONEER
                                           FUND                MID-CAP VALUE       STRATEGIC INCOME
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006      2007 (A)      2006       2007       2006
                                     ----        ----      --------      ----       ----       ----
Units beginning of year..........      18,039          --       6,262          --    18,435         --
Units issued and transferred from
  other funding options..........      20,488      18,242       9,615       6,586    68,000     18,490
Units redeemed and transferred to
  other funding options..........     (6,420)       (203)    (15,877)       (324)  (13,884)       (55)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................      32,107      18,039          --       6,262    72,551     18,435
                                  =========== =========== =========== =========== =========  =========

                                      MIST STRATEGIC          MIST STRATEGIC         MIST RAINIER
                                    CONSERVATIVE GROWTH           GROWTH           LARGE CAP EQUITY
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006          2007 (B)
                                     ----        ----        ----        ----          --------
Units beginning of year..........  10,385,745          --   7,005,283          --                  --
Units issued and transferred from
  other funding options..........  17,029,897  10,454,798   8,190,553   7,061,619             115,322
Units redeemed and transferred to
  other funding options.......... (1,438,996)    (69,053) (1,617,165)    (56,336)               (131)
                                  ----------- ----------- ----------- ----------- -------------------
Units end of year................  25,976,646  10,385,745  13,578,671   7,005,283             115,191
                                  =========== =========== =========== =========== ===================

                                          RUSSELL                 RUSSELL              AIM V.I.
                                         CORE BOND        REAL ESTATE SECURITIES  INTERNATIONAL GROWTH
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006       2007       2006
                                     ----        ----        ----        ----       ----       ----
Units beginning of year..........   1,079,274   1,392,616      93,434     125,482   855,393    894,527
Units issued and transferred from
  other funding options..........      59,738      60,639       3,870       7,795   146,205    406,284
Units redeemed and transferred to
  other funding options..........   (176,864)   (373,981)    (23,340)    (39,843) (354,291)  (445,418)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................     962,148   1,079,274      73,964      93,434   647,307    855,393
                                  =========== =========== =========== =========== =========  =========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

         MIST CYCLICAL         MIST LEGG MASON          MIST MET/AIM
     GROWTH AND INCOME ETF      VALUE EQUITY        CAPITAL APPRECIATION
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       2,292,596   405,183   3,604,696      31,606   1,713,687   2,204,039

       3,296,626 2,151,507     216,238   4,271,650   8,040,816      54,052

       (650,017) (264,094) (1,048,917)   (698,560) (3,339,977)   (544,404)
     ----------- --------- ----------- ----------- ----------- -----------
       4,939,205 2,292,596   2,772,017   3,604,696   6,414,526   1,713,687
     =========== ========= =========== =========== =========== ===========

       MIST MFS EMERGING         MIST LOOMIS           MIST STRATEGIC
        MARKETS EQUITY      SAYLES GLOBAL MARKETS     GROWTH AND INCOME
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       1,163,479        --      35,233          --   9,468,531          --

         826,922 1,177,672   1,103,169      35,269  18,704,065   9,568,746

     (1,507,417)  (14,193)    (52,579)        (36) (2,020,715)   (100,215)
     ----------- --------- ----------- ----------- ----------- -----------
         482,984 1,163,479   1,085,823      35,233  26,151,881   9,468,531
     =========== ========= =========== =========== =========== ===========

            RUSSELL                RUSSELL                 RUSSELL
      MULTI-STYLE EQUITY      AGGRESSIVE EQUITY           NON-U.S.
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       1,829,723 2,495,854     349,188     502,797     656,427     901,452

          24,410    50,439       8,669      15,113       8,676      14,815

       (542,598) (716,570)    (90,156)   (168,722)   (170,665)   (259,840)
     ----------- --------- ----------- ----------- ----------- -----------
       1,311,535 1,829,723     267,701     349,188     494,438     656,427
     =========== ========= =========== =========== =========== ===========

       DWS GOVERNMENT &           MSF DAVIS          MSF HARRIS OAKMARK
       AGENCY SECURITIES        VENTURE VALUE           FOCUSED VALUE
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
          94,778   128,534  21,712,702  23,065,635   4,979,605   5,521,791

           3,139     4,462   2,366,154   3,988,581     549,758     653,346

        (25,881)  (38,218) (6,305,782) (5,341,514) (1,378,149) (1,195,532)
     ----------- --------- ----------- ----------- ----------- -----------
          72,036    94,778  17,773,074  21,712,702   4,151,214   4,979,605
     =========== ========= =========== =========== =========== ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    MSF JENNISON               MSF MFS              MSF CAPITAL GUARDIAN
                                       GROWTH               TOTAL RETURN                 U.S. EQUITY
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   7,501,567   7,810,159   3,537,012     3,290,732    13,997,926  15,182,070
Units issued and transferred
  from other funding
  options.....................     606,542   2,357,896     434,036       667,547     1,445,517   1,677,223
Units redeemed and transferred
  to other funding options.... (2,321,098) (2,666,488)   (566,257)     (421,267)   (3,392,078) (2,861,367)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   5,787,011   7,501,567   3,404,791     3,537,012    12,051,365  13,997,926
                               =========== ===========  ===========   ===========  =========== ===========


                                    MSF BLACKROCK           MSF BLACKROCK          MSF FRANKLIN TEMPLETON
                                     BOND INCOME           STRATEGIC VALUE            SMALL-CAP GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......     772,347     700,921     141,367       222,081     1,914,092   1,835,415
Units issued and transferred
  from other funding
  options.....................     202,309     434,070      19,449        30,155       345,178   1,226,647
Units redeemed and transferred
  to other funding options....   (393,703)   (362,644)    (42,196)     (110,869)   (1,065,272) (1,147,970)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............     580,953     772,347     118,620       141,367     1,193,998   1,914,092
                               =========== ===========  ===========   ===========  =========== ===========

                                  MSF T. ROWE PRICE        MSF OPPENHEIMER                PUTNAM VT
                                  LARGE CAP GROWTH          GLOBAL EQUITY             GROWTH AND INCOME
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   8,132,948   4,655,618     857,647       305,962     1,289,872   1,598,305
Units issued and transferred
  from other funding
  options.....................     308,170   7,586,549     239,186       653,823        57,241      60,122
Units redeemed and transferred
  to other funding options.... (3,624,923) (4,109,219)   (168,141)     (102,138)     (327,655)   (368,555)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   4,816,195   8,132,948     928,692       857,647     1,019,458   1,289,872
                               =========== ===========  ===========   ===========  =========== ===========

                                  FTVIPT TEMPLETON     FTVIPT TEMPLETON DEVELOPING      FIDELITY VIP
                                 FOREIGN SECURITIES      MARKETS SECURITIES         GROWTH OPPORTUNITIES
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   4,229,198   5,193,955   2,629,249     3,488,075        23,148      37,228
Units issued and transferred
  from other funding
  options.....................     244,352     705,865     177,611       470,215           497       1,296
Units redeemed and transferred
  to other funding options.... (1,577,570) (1,670,622) (1,069,895)   (1,329,041)       (6,862)    (15,376)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   2,895,980   4,229,198   1,736,965     2,629,249        16,783      23,148
                               =========== ===========  ===========   ===========  =========== ===========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

           MSF FL               MSF BLACKROCK             MSF METLIFE
     INTERNATIONAL STOCK        MONEY MARKET              STOCK INDEX
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       632,428    837,397    8,885,438    5,790,856   3,050,585   3,159,767


        62,065     93,049   22,874,297   17,559,482   1,365,097   1,308,220

     (261,595)  (298,018) (21,402,909) (14,464,900) (1,568,700) (1,417,402)
     ---------  --------- ------------ ------------ ----------- -----------
       432,898    632,428   10,356,826    8,885,438   2,846,982   3,050,585
     =========  ========= ============ ============ =========== ===========

      MSF WESTERN ASSET       MSF WESTERN ASSET
     MANAGEMENT STRATEGIC        MANAGEMENT            MSF T. ROWE PRICE
     BOND OPPORTUNITIES        U.S. GOVERNMENT         SMALL CAP GROWTH
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       298,802    329,226       69,720        4,435     887,179   1,020,337


        57,703     47,489       91,375      119,291     161,850     102,239

      (77,225)   (77,913)     (37,942)     (54,006)   (324,843)   (235,397)
     ---------  --------- ------------ ------------ ----------- -----------
       279,280    298,802      123,153       69,720     724,186     887,179
     =========  ========= ============ ============ =========== ===========

          PUTNAM VT               PUTNAM VT            FTVIPT TEMPLETON
            VISTA               EQUITY INCOME          GROWTH SECURITIES
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       374,568    475,451    2,427,699    1,760,798     560,530     263,350


        13,881     29,096      600,522      873,100     542,132     364,060

     (124,338)  (129,979)    (379,410)    (206,199)   (139,594)    (66,880)
     ---------  --------- ------------ ------------ ----------- -----------
       264,111    374,568    2,648,811    2,427,699     963,068     560,530
     =========  ========= ============ ============ =========== ===========

        FIDELITY VIP              PIMCO VIT                PIMCO VIT
        EQUITY-INCOME            HIGH YIELD              LOW DURATION
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       549,152    639,119    1,027,968      910,444     786,353     863,341


        89,166     84,408       66,199      667,768      82,220     110,966

     (132,034)  (174,375)    (504,819)    (550,244)   (179,183)   (187,954)
     ---------  --------- ------------ ------------ ----------- -----------
       506,284    549,152      589,348    1,027,968     689,390     786,353
     =========  ========= ============ ============ =========== ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                PIMCO VIT STOCKSPLUS      PIMCO VIT      AMERICAN FUNDS
                                                GROWTH AND INCOME       TOTAL RETURN      GLOBAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                -------------------- ------------------- ---------------
                                                  2007       2006      2007      2006      2007    2006
                                                   ----      ----      ----      ----      ----    ----
Units beginning of year........................  138,195    154,607  1,708,329 2,134,374   12,186     --
Units issued and transferred from other funding
  options......................................   22,082     10,434    121,089   231,678  362,190 12,197
Units redeemed and transferred to other funding
  options...................................... (24,703)   (26,846)  (557,847) (657,723) (29,951)   (11)
                                                 --------  --------  --------- --------- -------- ------
Units end of year..............................  135,574    138,195  1,271,571 1,708,329  344,425 12,186
                                                 ========  ========  ========= ========= ======== ======

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS


The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                -------------------------------------- -------------------------------------------
                                           UNIT VALUE/1/               INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                            LOWEST TO        NET          INCOME        LOWEST TO       LOWEST TO
                                  UNITS    HIGHEST ($)    ASSETS ($)    RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                ---------- ------------- ------------- ------------  ---------------  --------------
  MIST Lord Abbett         2007 18,549,732 17.17 - 64.94 1,075,806,092     0.98        0.75 - 2.35      1.30 - 3.13
   Growth and Income       2006 22,197,014 16.65 - 62.97 1,254,313,868     1.73        0.75 - 2.35    15.06 - 16.91
   Sub-Account             2005 26,137,911 12.48 - 52.55 1,266,968,938     0.94        0.75 - 2.35      1.00 - 2.62
                           2004 29,905,303 11.76 - 52.34 1,416,012,804     0.43        0.75 - 2.35    10.02 - 11.80
                           2003 28,329,579 11.27 - 46.75 1,205,120,382     1.00        0.75 - 2.35    27.70 - 29.75

  MIST Lord Abbett Bond    2007 15,243,991 14.04 - 20.75   297,943,064     5.12        0.75 - 2.35      4.06 - 5.94
   Debenture               2006 16,590,983 13.37 - 19.63   307,972,386     6.82        0.75 - 2.35      6.62 - 8.33
   Sub-Account             2005 19,002,390 12.42 - 18.12   327,280,969       --        0.75 - 2.35    (0.86) - 0.74
                           2004 18,478,641 12.78 - 17.98   317,240,246     2.98        0.75 - 2.35      5.65 - 7.36
                           2003 20,138,758 11.49 - 16.75   323,680,445     2.04        0.75 - 2.35    16.39 - 18.27

  MIST Van Kampen          2007  4,713,956 12.65 - 13.83    62,713,816       --        0.75 - 1.90    21.15 - 22.78
   Mid-Cap Growth          2006  5,207,161 10.44 - 11.26    56,740,449       --        0.75 - 1.90      6.34 - 7.56
   Sub-Account             2005         --            --            --       --
                           2004         --            --            --       --
                           2003         --            --            --       --

  MIST Lord Abbett         2007 10,670,585 26.10 - 29.40   300,178,790     0.67        0.75 - 1.90    (1.30) - 0.04
   Mid-Cap Value           2006 10,813,416 26.44 - 29.45   304,617,015     0.61        0.75 - 1.90    10.07 - 11.34
   Sub-Account             2005 12,134,519 24.02 - 26.45   308,454,585     0.50        0.75 - 1.90      6.02 - 7.24
                           2004 11,567,876 22.66 - 24.66   275,539,168     3.16        0.75 - 1.90    22.15 - 23.57
                           2003  9,083,775 18.55 - 19.96   176,105,641     2.56        0.75 - 1.90    23.51 - 24.94

  MIST Lord Abbett         2007         --            --            --     3.46        0.75 - 1.90      6.37 - 6.77
   America's Value         2006  5,264,244 15.86 - 16.54    86,156,780     1.83        0.75 - 1.90    12.60 - 13.90
   Sub-Account/(a)/        2005  4,568,630 14.08 - 14.52    65,779,907       --        0.75 - 1.90      2.00 - 3.17
                           2004  2,316,906 13.81 - 14.07    32,408,165     4.84        0.75 - 1.90    15.51 - 16.85
                           2003    448,416 11.95 - 12.05     5,384,408     7.51        0.75 - 1.90    19.53 - 20.45

  MIST Met/Putnam          2007         --            --            --     0.13        0.75 - 1.90      8.54 - 8.94
   Capital Opportunities   2006  1,916,921  9.59 - 20.65    38,262,759     0.09        0.75 - 1.90    12.47 - 13.77
   Sub-Account/(a)/        2005  2,212,145  8.42 - 18.17    39,237,602     0.26        0.75 - 1.90      7.73 - 8.97
                           2004  2,720,782  7.71 - 16.69    44,580,546       --        0.75 - 1.90     16.1 - 17.44
                           2003  3,308,161  6.56 - 14.22    46,460,529       --        0.75 - 1.90    25.87 - 27.32

  MIST Oppenheimer         2007 13,026,225  9.77 - 12.72   137,207,385     0.02        0.75 - 2.35    11.62 - 13.43
   Capital Appreciation    2006 15,156,483  8.75 - 11.27   142,383,044     0.14        0.75 - 2.35      5.12 - 6.81
   Sub-Account             2005 16,165,489  8.31 - 10.60   144,482,219     0.02        0.75 - 2.35      2.29 - 3.93
                           2004 17,566,329  8.12 - 10.24   148,102,308     7.09        1.30 - 2.35      3.93 - 5.03
                           2003 15,380,749   7.80 - 9.73   121,535,657       --        0.75 - 2.35    25.55 - 27.57

  MIST PIMCO Inflation     2007  4,886,261 11.60 - 12.19    58,385,153     2.21        1.30 - 2.35      8.21 - 9.36
   Protected Bond          2006  5,893,926 10.72 - 11.14    64,649,920     3.73        1.30 - 2.35    (1.94 - 0.91)
   Sub-Account             2005  6,511,274 10.93 - 11.25    72,384,448       --        1.30 - 2.35    (0.96) - 0.08
                           2004  8,692,539 11.04 - 11.24    96,965,591     4.57        1.30 - 2.35      6.47 - 7.60
                           2003  7,706,190 10.37 - 10.44    80,239,422     5.18        1.30 - 2.35      3.57 - 4.24

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ --------------------------------------------
                                                   UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                    LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                          UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                        ---------- ------------- ----------- ------------  ---------------  ---------------
  MIST Legg Mason Partners         2007 10,825,029  7.44 - 10.90  87,874,559     0.04        1.30 - 2.35      (0.12) - 1.17
   Aggressive Growth Sub-Account   2006 13,441,619  7.44 - 10.77 108,846,059       --        1.30 - 2.35    (4.01) - (3.00)
                                   2005 15,958,225  7.74 - 11.10 134,458,398       --        1.30 - 2.35      10.95 - 12.11
                                   2004 20,250,042   6.97 - 9.89 152,910,724       --        1.30 - 2.35        5.92 - 7.04
                                   2003  8,421,303   6.58 - 9.22  56,084,564       --        1.30 - 2.35      27.86 - 29.21

  MIST PIMCO Total Return          2007 21,297,880 12.62 - 14.09 283,533,965     3.30        0.75 - 2.35        5.05 - 6.93
   Sub-Account                     2006 26,133,024 12.00 - 13.17 327,612,133     2.60        0.75 - 2.35        2.10 - 3.74
                                   2005 27,888,652 11.74 - 12.68 339,140,105     0.01        0.75 - 2.35      (0.12) - 1.49
                                   2004 28,087,932 11.74 - 12.48 338,736,886     6.52        0.75 - 2.35        2.54 - 4.19
                                   2003 16,389,544 11.44 - 11.96 190,243,251     2.83        0.75 - 2.35        1.88 - 3.53

  MIST RCM Technology              2007  2,132,403   6.06 - 6.43  13,379,138       --        1.30 - 2.35      28.45 - 29.82
   Sub-Account                     2006  2,231,169   4.71 - 4.95  10,819,347       --        1.30 - 2.35        2.91 - 3.99
                                   2005  2,539,048   4.58 - 4.76  11,888,282       --        1.30 - 2.35        8.44 - 9.59
                                   2004  3,357,357   4.22 - 4.35  14,409,596     0.08        1.30 - 2.35    (6.54) - (5.55)
                                   2003  1,767,899   4.51 - 4.60   8,065,893       --        1.30 - 2.35      53.91 - 55.54

  MIST T. Rowe Price Mid-Cap       2007  9,539,996  9.25 - 10.08  92,323,883     0.04        0.85 - 2.35      14.89 - 16.64
   Growth Sub-Account              2006 12,903,767   8.04 - 8.75 107,929,919       --        0.75 - 2.35        3.70 - 5.37
                                   2005 15,203,506   7.75 - 8.30 121,624,335       --        0.85 - 2.35      11.97 - 13.66
                                   2004 15,078,256   6.91 - 7.30 106,863,377       --        0.75 - 2.35      15.08 - 16.94
                                   2003 11,428,214   6.00 - 6.24  69,508,837       --        0.75 - 2.35      33.47 - 35.62

  MIST MFS Research International  2007 10,899,017 16.96 - 25.97 212,534,722     1.33        0.75 - 2.35      10.65 - 12.64
   Sub-Account                     2006 13,357,797 15.31 - 23.06 233,658,652     1.75        0.75 - 2.35      23.63 - 25.62
                                   2005 15,507,023 12.37 - 18.32 219,052,682     0.46        0.75 - 2.35      13.73 - 15.55
                                   2004 12,888,678 10.87 - 15.82 159,862,343     0.25        0.75 - 2.35      16.78 - 18.66
                                   2003  7,636,043  9.30 - 13.33  86,352,331     0.62        0.75 - 2.35      28.98 - 31.06

  MIST Met/AIM Small Cap Growth    2007  4,651,987  9.20 - 16.11  71,015,556       --        1.30 - 2.35        8.48 - 9.85
   Sub-Account                     2006  5,984,113  8.37 - 14.69  83,414,752       --        1.30 - 2.35      11.54 - 12.71
                                   2005  7,550,815  7.45 - 13.04  93,177,860       --        1.30 - 2.35        5.76 - 6.87
                                   2004  4,667,993 11.85 - 12.20  56,301,565       --        1.30 - 2.35        3.95 - 5.05
                                   2003  3,833,712  7.16 - 11.61  44,193,099       --        1.30 - 2.35      35.64 - 37.07

  MIST Lazard Mid-Cap              2007  3,770,936 14.87 - 16.45  57,995,812     0.21        0.75 - 2.35    (4.98) - (1.86)
   Sub-Account                     2006  2,006,766 15.64 - 16.41  32,320,745     0.31        1.30 - 2.35      12.02 - 13.20
                                   2005  2,227,684 13.95 - 14.50  31,807,254     0.06        1.30 - 2.35        5.56 - 6.67
                                   2004  2,722,902 13.20 - 13.59  36,591,722       --        1.30 - 2.35      11.74 - 12.92
                                   2003  3,736,086 11.80 - 12.03  44,638,929     1.56        1.30 - 2.35      23.25 - 24.55

  MIST Harris Oakmark              2007  4,762,025 18.49 - 19.59  91,235,231     0.82        1.30 - 2.35    (3.43) - (2.40)
   International Sub-Account       2006  5,683,024 19.13 - 20.07 112,021,036     2.59        1.30 - 2.35      25.86 - 27.19
                                   2005  6,295,353 15.18 - 15.78  97,858,342       --        1.30 - 2.35      11.59 - 12.77
                                   2004  6,954,807 13.59 - 13.99  96,251,804       --        1.30 - 2.35      17.72 - 18.96
                                   2003  6,077,658 11.53 - 11.76  70,998,028     2.46        1.30 - 2.35      28.08 - 31.11

  MIST Third Avenue Small Cap      2007  4,502,597 16.58 - 19.37  77,454,105     1.01        1.30 - 2.35    (5.29) - (4.15)
   Value Sub-Account               2006  5,547,538 17.49 - 20.21  99,987,762     0.45        1.30 - 2.35      10.51 - 11.67
                                   2005  5,920,257 15.81 - 18.08  95,982,000       --        1.30 - 2.35       12.8 - 13.99
                                   2004  6,296,258 14.00 - 14.35  89,472,332     2.06        1.30 - 2.35      23.56 - 24.87
                                   2003  6,229,319 11.32 - 12.95  71,162,799     1.71        1.30 - 2.35      38.14 - 39.60

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ----------------------------------------------
                                               UNIT VALUE/1/               INVESTMENT/2/ EXPENSE RATIO/3/  TOTAL RETURN/4/
                                                LOWEST TO        NET          INCOME        LOWEST TO        LOWEST TO
                                      UNITS    HIGHEST ($)    ASSETS ($)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------  ---------------  -----------------
  MIST Neuberger Berman Real  2007   2,938,688 15.74 - 23.87    49,736,129     0.92        1.30 - 2.35    (16.99) - (15.99)
   Estate Sub-Account         2006   3,924,423 18.97 - 28.41    79,745,324     1.10        1.30 - 2.35        34.40 - 36.22
                              2005   4,868,446 14.11 - 20.89    73,434,177       --        1.30 - 2.35        10.66 - 11.83
                              2004   1,552,403 12.75 - 12.87    19,879,342     5.12        1.30 - 2.35        27.52 - 28.68

  MIST Turner Mid-Cap Growth  2007     986,986 15.09 - 15.69    15,254,136       --        1.30 - 2.35        21.25 - 22.54
   Sub-Account                2006     989,402 12.45 - 12.96    12,526,407       --        0.85 - 2.35          3.61 - 5.18
                              2005   1,029,884 12.01 - 12.32    12,503,351       --        1.30 - 2.35          8.78 - 9.92
                              2004   1,457,917 11.04 - 11.16    16,169,474       --        0.85 - 2.35        10.44 - 11.56

  Goldman Sachs Mid-Cap       2007   2,167,077 14.88 - 15.47    33,020,433     0.50        1.30 - 2.35          0.69 - 1.76
   Value Sub-Account          2006   2,536,265 14.78 - 15.38    38,139,523       --        0.85 - 2.35        13.01 - 14.71
                              2005   2,181,767 13.08 - 13.41    28,841,121     0.72        1.30 - 2.35         9.93 - 11.09
                              2004   1,750,355 11.90 - 12.02    20,909,564     1.57        0.85 - 2.35        18.96 - 20.16

  MIST MetLife Defensive      2007  12,464,828 11.31 - 11.90   144,052,470     1.78        0.75 - 2.35          3.45 - 5.12
   Strategy Sub-Account       2006   8,262,424 10.93 - 11.32    91,508,405     0.01        0.75 - 2.35          6.11 - 7.82
                              2005   6,322,085 10.30 - 10.43    65,586,282     1.03        1.30 - 2.35          2.06 - 3.13
                              2004   1,937,189 10.10 - 10.11    19,576,879     8.88        1.30 - 2.35          0.96 - 1.13

  MIST MetLife Moderate       2007  39,851,796 11.79 - 12.41   480,378,237     1.90        0.75 - 2.35          3.73 - 5.41
   Strategy Sub-Account       2006  27,420,828 11.37 - 11.77   315,943,046     0.01        0.75 - 2.35          7.68 - 9.41
                              2005  21,366,533 10.56 - 10.69   227,166,091     1.28        1.30 - 2.35          3.36 - 4.45
                              2004  10,636,014 10.22 - 10.23   108,759,780     6.77        1.30 - 2.35          2.16 - 2.33

  MIST MetLife Balanced       2007  99,569,767 12.17 - 12.80 1,240,119,183     1.62        0.75 - 2.35          2.43 - 4.09
   Strategy Sub-Account       2006  74,894,089 11.88 - 12.30   902,216,343     0.01        0.75 - 2.35         9.38 - 11.14
                              2005  59,266,853 10.86 - 10.99   648,361,282     1.20        1.30 - 2.35          4.64 - 5.74
                              2004  31,037,036 10.38 - 10.40   322,474,174     5.05        1.30 - 2.35          3.80 - 3.97

  MIST MetLife Growth         2007 105,495,650 12.81 - 13.47 1,381,939,858     1.13        0.75 - 2.35          2.26 - 3.92
   Strategy Sub-Account       2006  77,651,335 12.53 - 12.97   986,336,802     0.01        0.75 - 2.35        10.96 - 12.75
                              2005  58,883,485 11.29 - 11.43   669,542,343     1.12        1.30 - 2.35          6.60 - 7.72
                              2004  31,746,255 10.59 - 10.61   336,536,558     3.18        1.30 - 2.35          5.90 - 6.08

  MIST MetLife Aggressive     2007   9,584,925 12.84 - 13.51   125,554,567     1.31        0.75 - 2.35          0.48 - 2.11
   Strategy Sub-Account       2006  11,904,491 12.78 - 13.23   154,159,455     0.01        0.75 - 2.35        11.02 - 12.80
                              2005  12,099,254 11.51 - 11.65   140,266,322     0.87        1.30 - 2.35          7.82 - 8.96
                              2004   7,251,678 10.68 - 10.69    77,491,222     1.17        1.30 - 2.35          6.75 - 6.93

  MIST Van Kampen Comstock    2007   7,096,082 11.24 - 11.73    82,325,135     1.33        0.75 - 2.35      (4.77) - (3.22)
   Sub-Account                2006   6,796,669 11.80 - 12.12    81,752,237       --        0.75 - 2.35        13.36 - 15.19
                              2005   3,599,394 10.41 - 10.52    37,740,754     2.41        0.75 - 2.20          4.22 - 5.22

  MIST Cyclical Growth ETF    2007   2,966,761 11.76 - 11.92    35,243,332       --        1.30 - 1.90          3.62 - 4.25
   Sub-Account                2006   2,443,105 11.34 - 11.43    27,884,955     1.53        1.30 - 1.90        11.71 - 12.38
                              2005     820,546 10.16 - 10.17     8,343,251     3.11        1.30 - 1.65          1.62 - 1.71

  MIST Cyclical Growth and    2007   4,939,205 11.47 - 11.63    57,258,882       --        1.30 - 1.90          3.40 - 4.03
   Income ETF Sub-Account     2006   2,292,596 11.09 - 11.17    25,580,451     2.21        1.30 - 1.90         9.63 - 10.29
                              2005     405,183 10.12 - 10.13     4,104,208     2.73        1.30 - 1.90          1.17 - 1.33

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  ---------------
  MIST Legg Mason Value         2007  2,772,017 10.15 - 10.49  28,657,072       --        0.85 - 2.35    (8.10) - (6.71)
   Equity Sub-Account           2006  3,604,696 11.05 - 11.25  40,209,812       --        0.75 - 2.35        4.11 - 5.79
                                2005     31,606 10.61 - 10.63     335,617       --        1.55 - 1.90    (1.35) - (1.34)

  MIST Met/AIM Capital          2007  6,414,526  1.63 - 17.43  17,443,288       --        1.30 - 1.80       9.91 - 55.14
   Appreciation Sub-Account     2006  1,713,687  6.90 - 23.85  20,579,265     0.05        0.85 - 1.90        4.07 - 5.51
                                2005  2,204,039  6.54 - 22.78  25,322,763     0.06        0.85 - 1.80        6.90 - 7.92
                                2004  2,771,084  6.06 - 21.25  29,706,684       --        0.85 - 1.90        4.33 - 5.72
                                2003  3,341,333  5.74 - 20.25  34,170,813       --        0.85 - 1.90      26.75 - 28.42

  MIST Pioneer Fund             2007     32,107 19.29 - 22.32     693,986     0.77        0.75 - 1.80        3.12 - 4.22
   Sub-Account                  2006     18,039 18.46 - 21.42     374,110       --        0.75 - 1.90      13.75 - 15.06

  MIST Pioneer Mid-Cap          2007         --            --          --     0.69        0.75 - 1.30      10.50 - 10.70
   Value Sub-Account(a)         2006      6,262 11.97 - 12.21      76,182     0.47        0.75 - 1.90      10.45 - 11.72

  MIST Pioneer Strategic        2007     72,551 19.14 - 21.63   1,515,237     0.61        0.75 - 1.80        4.73 - 5.85
   Income Sub-Account           2006     18,435 18.05 - 20.43     363,745    12.02        0.75 - 1.90        4.31 - 5.51

  MIST MFS Emerging             2007    482,984 13.89 - 14.14   6,784,979     0.08        1.30 - 2.35      33.43 - 34.85
   Markets Equity Sub-Account   2006  1,163,479 10.41 - 10.49  12,147,300     2.49        1.30 - 2.35        4.12 - 4.86

  MIST Loomis Sayles            2007  1,085,823 12.83 - 13.06  14,022,527       --        1.30 - 2.35      24.87 - 26.19
   Global Markets Sub-Account   2006     35,233 10.27 - 10.35     363,073     1.42        1.30 - 2.35        2.74 - 3.46

  MIST Strategic Growth and     2007 26,151,881 10.64 - 10.72 279,701,692     2.44        1.30 - 1.90        4.41 - 5.04
   Income Sub-Account           2006  9,468,531 10.19 - 10.26  96,571,565     0.15        0.85 - 1.90        1.93 - 2.08

  MIST Strategic                2007 25,976,646 10.83 - 10.91 282,881,783     1.93        1.30 - 1.90        5.90 - 6.54
   Conservative Growth          2006 10,385,745 10.23 - 10.33 106,307,471     0.25        0.85 - 1.90        2.30 - 2.44
   Sub-Account

  MIST Strategic Growth         2007 13,578,671 11.00 - 11.08 150,092,376     1.75        1.30 - 1.90        6.73 - 7.38
   Sub-Account                  2006  7,005,283 10.31 - 10.40  72,244,538     0.23        0.85 - 1.90        3.07 - 3.22

  MIST Rainier Large Cap        2007    115,191   9.97 - 9.98   1,149,630     0.07        1.40 - 2.05    (0.27) - (0.16)
   Equity Sub-Account(b)

  Russell Multi-Style Equity    2007  1,311,535         14.32  18,778,587     1.02               1.40               8.82
   Sub-Account                  2006  1,829,723         13.16  24,075,386     0.98               1.40              11.18
                                2005  2,495,854         11.83  29,537,014     1.12               1.40               5.78
                                2004  3,502,648         11.19  39,185,661     0.76               1.40               8.28
                                2003  4,207,248         10.33  43,469,136     0.75               1.40              27.07

  Russell Aggressive Equity     2007    267,701         15.43   4,129,569     0.36               1.40               1.97
   Sub-Account                  2006    349,188         15.13   5,282,370     0.17               1.40              13.20
                                2005    502,797         13.36   6,719,215     0.17               1.40               4.89
                                2004    691,249         12.74   8,807,286     3.49               1.40              13.13
                                2003    855,054         11.26   9,629,644     0.10               1.40              43.58

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  ---------------
  Russell Non-U.S. Sub-Account  2007    494,438         18.84   9,316,786     2.39               1.40               8.58
                                2006    656,427         17.35  11,391,245     2.18               1.40              21.93
                                2005    901,452         14.23  12,830,073     1.58               1.40              12.11
                                2004  1,261,708         12.70  16,017,662     1.87               1.40              16.65
                                2003  1,617,799         10.88  17,606,468     2.61               1.40              36.86

  Russell Core Bond             2007    962,148         15.04  14,474,327     5.14               1.40               5.74
   Sub-Account                  2006  1,079,274         14.23  15,354,316     4.38               1.40               2.28
                                2005  1,392,616         13.91  19,370,351     3.51               1.40             (0.06)
                                2004  1,719,866         13.83  23,779,833     4.13               1.40               3.21
                                2003  2,133,352         13.40  28,579,979     5.13               1.40               4.68

  Russell Real Estate           2007     73,964         28.56   2,112,446     2.21               1.40            (17.03)
   Securities Sub-Account       2006     93,434         34.42   3,216,373     1.87               1.40              33.96
                                2005    125,482         25.70   3,224,635     2.04               1.40              11.39
                                2004    167,353         23.07   3,860,845     8.13               1.40              33.01
                                2003    197,639         17.34   3,428,028     5.25               1.40              35.30

  AIM V.I. International        2007    647,307 13.29 - 30.15  13,839,627     0.39        0.85 - 1.90      12.25 - 13.71
   Growth Sub-Account           2006    855,393 11.69 - 26.70  16,393,934     1.06        0.85 - 1.90      25.48 - 27.15
                                2005    894,527  9.19 - 21.15  13,361,653     0.76        0.85 - 1.90      15.49 - 16.93
                                2004    511,893  7.86 - 18.21   6,219,932     0.63        0.85 - 1.90      21.37 - 22.95
                                2003    569,813  6.39 - 14.91   5,651,858     0.52        0.85 - 1.90      26.18 - 27.97

  DWS Government & Agency       2007     72,036 14.22 - 14.61   1,048,765     5.24        1.40 - 1.80        4.05 - 4.47
   Securities Sub-Account       2006     94,778 13.67 - 13.98   1,321,448     4.15        1.40 - 1.80        2.31 - 2.72
                                2005    128,534 13.36 - 13.61   1,745,552     4.17        1.40 - 1.80        0.75 - 1.15
                                2004    166,555 13.26 - 13.46   2,237,156     3.82        1.40 - 1.80        1.90 - 2.31
                                2003    228,371 13.01 - 13.15   3,000,315     4.84        1.40 - 1.80        0.43 - 0.84

  MSF Davis Venture Value       2007 17,773,074 14.23 - 42.65 286,644,026     0.67        0.75 - 2.35        1.99 - 3.65
   Sub-Account                  2006 21,712,702 13.94 - 41.15 334,265,042     0.71        0.75 - 2.35      11.76 - 13.55
                                2005 23,065,635 12.46 - 36.24 307,539,950     0.52        0.75 - 2.35        7.59 - 9.32
                                2004 22,830,671 11.57 - 33.15 274,155,409     0.46        0.75 - 2.35       9.53 - 11.30
                                2003 15,450,341 10.56 - 29.78 166,549,898     0.24        0.75 - 2.35       27.7 - 29.76

  MSF Harris Oakmark            2007  4,151,214 15.69 - 16.65  67,473,501     0.34        1.30 - 2.35    (9.25) - (8.28)
   Focused Value Sub-Account    2006  4,979,605 17.28 - 18.16  88,607,294     0.09        1.30 - 2.35       9.58 - 10.73
                                2005  5,521,791 15.75 - 16.40  89,084,192       --        1.30 - 2.35        7.17 - 8.29
                                2004  6,638,629 14.68 - 15.14  99,304,225     1.21        1.30 - 2.35        7.10 - 8.23
                                2003  7,973,293 13.70 - 13.99 110,603,910     0.05        1.30 - 2.35      29.26 - 30.62

  MSF Jennison Growth           2007  5,787,011  5.45 - 15.28  70,723,890     0.19        0.75 - 2.35       8.79 - 10.55
   Sub-Account                  2006  7,501,567  4.96 - 13.84  84,084,948       --        0.75 - 2.35        0.15 - 1.76
                                2005  7,810,159  4.90 - 13.61  86,296,723       --        0.75 - 2.35      10.91 - 11.52
                                2004  7,626,777 10.24 - 10.50  79,365,969     0.01        0.75 - 2.35        6.40 - 7.53
                                2003  6,208,252  4.28 - 11.78  60,266,190     0.15        0.75 - 2.35      25.11 - 26.68

  MSF MFS Total Return          2007  3,404,791 12.91 - 52.56  86,770,491     1.94        0.75 - 1.90        2.15 - 3.34
   Sub-Account                  2006  3,537,012 12.63 - 50.86  83,918,502     3.25        0.75 - 1.90       9.83 - 11.10
                                2005  3,290,732 11.49 - 45.78  65,221,333     1.44        0.75 - 1.90        0.92 - 2.08
                                2004  2,647,889 11.37 - 44.85  40,836,250     3.02        0.75 - 1.90       8.90 - 10.16
                                2003  1,645,037 10.43 - 40.71  19,115,194     1.11        0.75 - 1.80      14.53 - 15.86

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ------------------------------------ --------------------------------------------
                                              UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                               LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                     UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                   ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF Capital Guardian U.S.   2007 12,051,365 12.26 - 13.19 153,904,080     0.37        0.75 - 1.90    (2.21) - (0.93)
   Equity Sub-Account         2006 17,802,246  9.67 - 13.31 181,068,259     2.36        0.75 - 1.90       3.39 - 11.13
                              2005 21,252,919  8.69 - 12.19 219,601,065     0.09        0.75 - 1.90        3.52 - 5.59
                              2004 14,805,068  8.29 - 11.62 242,802,695     0.21        0.75 - 1.90       6.95 - 10.34
                              2003 11,575,252  7.60 - 10.73 113,215,017     0.07        0.75 - 1.90      19.25 - 36.42

  MSF FI International Stock  2007    432,898 12.83 - 21.73   8,920,544     0.83        0.85 - 1.80        8.10 - 9.13
   Sub-Account                2006    632,428 11.79 - 19.91  12,031,860     1.25        0.75 - 1.90      14.05 - 15.36
                              2005    837,397 10.26 - 17.28  13,941,243     0.44        0.85 - 1.90      15.38 - 16.59
                              2004    930,015  8.82 - 14.82  13,351,662     1.33        0.75 - 1.90      15.75 - 17.09
                              2003  1,073,966  7.57 - 12.67  13,379,338     0.02        0.75 - 1.90      25.43 - 26.88

  MSF BlackRock Money         2007 10,356,826 10.16 - 11.22 109,887,921     4.74        0.75 - 2.35        2.37 - 4.18
   Market Sub-Account         2006  8,885,438  9.91 - 10.78  91,235,712     4.58        0.75 - 2.35        2.13 - 3.77
                              2005  5,790,856  9.70 - 10.39  57,767,677     3.20        0.75 - 2.35        0.42 - 1.49
                              2004  2,068,250  9.91 - 10.01  20,502,724     1.06        0.85 - 1.40       (0.42 - 0.13
                              2003  2,219,930  9.82 - 10.22  22,099,713     0.83        0.75 - 2.35      (1.90 - 0.32)

  MSF MetLife Stock Index     2007  2,846,982 10.31 - 13.82  38,415,249     0.87        1.30 - 2.25        2.63 - 3.80
   Sub-Account                2006  3,050,585  9.93 - 13.34  39,811,549     1.74        1.30 - 2.35      12.52 - 13.70
                              2005  3,159,767  8.72 - 11.73  36,333,127     1.33        1.30 - 2.25        2.06 - 3.03
                              2004  3,058,217 11.06 - 11.39  34,452,591     0.77        1.30 - 2.25        7.71 - 8.85
                              2003  2,324,078  7.75 - 10.46  24,133,821     1.36        1.30 - 2.25      24.90 - 26.22

  MSF BlackRock Bond          2007    580,953 42.95 - 56.83  29,400,150     2.87        0.75 - 1.90        4.02 - 5.23
   Income Sub-Account         2006    772,347 41.29 - 54.01  36,289,487     5.17        0.75 - 1.90        2.18 - 3.36
                              2005    700,921 40.41 - 52.26  31,894,139     3.33        0.75 - 1.90        0.24 - 1.39
                              2004    253,118 40.31 - 47.26  11,838,393       --        0.30 - 1.90        2.21 - 2.82
                              2003         -- 39.44 - 49.85          --       --        0.75 - 1.90        3.60 - 4.79

  MSF BlackRock Strategic     2007    118,620 19.51 - 20.41   2,389,410     0.06        1.30 - 1.90    (5.51) - (4.94)
   Value Sub-Account          2006    141,367 20.65 - 22.25   3,001,029     0.08        0.75 - 1.90      14.26 - 15.57
                              2005    222,081 18.07 - 19.25   4,106,357       --        1.30 - 1.90        1.96 - 2.57
                              2004    276,925 17.72 - 18.66   5,002,257       --        0.75 - 1.90      12.89 - 14.20
                              2003         -- 15.70 - 16.34          --       --        0.75 - 1.90      46.92 - 48.61

  MSF Franklin Templeton      2007  1,193,998 10.81 - 11.67  13,363,331       --        0.75 - 1.90        2.34 - 3.53
   Small Cap Growth           2006  1,914,092 10.56 - 11.01  20,720,142       --        1.30 - 1.90        7.66 - 8.31
   Sub-Account                2005  1,835,415  9.81 - 10.15  18,385,352       --        1.30 - 1.90        2.43 - 3.05
                              2004    173,767   9.58 - 9.83   1,692,231       --        1.30 - 1.90        9.05 - 9.71
                              2003         --   8.78 - 8.95          --       --        1.30 - 1.90      41.88 - 42.74

  MSF Western Asset           2007    279,280 19.80 - 21.80   5,877,310     2.46        1.30 - 1.90        1.74 - 2.58
   Management Strategic       2006    298,802 19.46 - 22.38   6,154,850     4.79        0.75 - 1.90        2.86 - 4.04
   Bond Opportunities         2005    329,226 18.92 - 21.51   6,568,086     3.05        1.30 - 1.90        0.64 - 1.24
   Sub-Account                2004    335,209 18.80 - 21.13   6,620,128       --        0.75 - 1.90        4.29 - 5.50
                              2003         -- 18.03 - 20.03          --       --        0.75 - 1.90      10.48 - 11.76

  MSF Western Asset           2007    123,153 15.03 - 16.81   1,940,597     2.18        1.30 - 2.15        1.81 - 2.68
   Management U.S.            2006     69,720 14.41 - 17.30   1,068,532     0.98        0.85 - 2.35        1.51 - 3.04
   Government Sub-Account     2005      4,435 14.20 - 16.79      68,021       --        1.55 - 2.15    (0.60) - (0.20)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- --------------------------------------------
                                              UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                               LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                      UNITS   HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                    --------- ------------- ----------- ------------  ---------------  ---------------
  MSF T. Rowe Price Small      2007   724,186 15.07 - 17.25  11,605,383       --        0.85 - 1.90        7.46 - 8.93
   Cap Growth Sub-Account      2006   887,179  9.67 - 15.83  12,441,182       --        0.75 - 1.90        1.68 - 2.86
                               2005 1,020,337  9.35 - 15.37  13,929,124       --        0.85 - 1.90       8.64 - 10.07
                               2004 1,124,853  8.89 - 13.96  27,932,877       --        0.75 - 1.90       8.89 - 10.15
                               2003   256,266  8.15 - 12.68   2,111,377       --        0.75 - 1.90      30.57 - 39.93

  MSF T. Rowe Price Large      2007 4,816,195 14.53 - 16.29  73,226,346     0.24        0.85 - 1.90        7.13 - 8.45
   Cap Growth Sub-Account      2006 8,132,948 13.56 - 15.02 114,703,767     0.20        0.75 - 1.90      10.76 - 12.04
                               2005 4,655,618 12.24 - 13.38  59,163,838     0.42        0.85 - 1.90        4.33 - 5.69
                               2003        -- 10.90 - 11.61          --       --        0.75 - 1.90      28.30 - 29.78

  MSF Oppenheimer Global       2007   928,692 19.16 - 21.70  19,496,970     0.87        0.75 - 1.90        4.25 - 5.46
   Equity Sub-Account          2006   857,647 18.38 - 20.58  17,132,657     2.02        0.75 - 1.90      14.17 - 15.48
                               2005   305,962 16.10 - 17.82   5,298,650       --        0.75 - 1.90      16.73 - 17.62

  Putnam VT Growth and         2007 1,019,458 13.20 - 60.63  15,743,571     1.55        0.75 - 1.90    (7.82) - (6.74)
   Income Sub-Account          2006 1,289,872 14.30 - 65.01  20,878,412     1.78        0.75 - 1.90      13.74 - 15.05
                               2005 1,598,305 12.56 - 56.51  22,007,752     1.76        0.75 - 1.90        3.25 - 4.44
                               2004 1,842,883 12.16 - 54.11  23,304,488     1.82        0.75 - 1.90       9.02 - 10.28
                               2003 2,199,215 11.14 - 49.06  24,920,622     2.06        0.75 - 1.90      24.99 - 26.43

  Putnam VT Vista Sub-Account  2007   264,111 13.29 - 16.69   3,664,269       --        1.30 - 1.90        1.84 - 2.62
                               2006   374,568 13.04 - 16.29   5,064,251       --        1.30 - 1.90        3.47 - 4.09
                               2005   475,451 12.59 - 15.65   6,165,382       --        1.30 - 1.90      10.04 - 10.70
                               2004   566,204 11.43 - 14.13   6,616,254       --        1.30 - 1.90      16.37 - 17.07
                               2003   654,733  9.81 - 12.07   6,526,173       --        1.30 - 1.90      30.66 - 31.45

  Putnam VT Equity Income      2007 2,648,811 16.07 - 16.96  44,391,661     1.30        0.75 - 1.90        1.24 - 2.41
   Sub-Account                 2006 2,427,699 15.87 - 16.56  39,810,732     1.07        0.75 - 1.90      16.61 - 17.96
                               2005 1,760,798 13.61 - 14.04  24,525,877     0.80        0.75 - 1.90        3.53 - 4.72
                               2004   869,958 13.15 - 13.40  11,601,025     0.08        0.75 - 1.90       9.71 - 10.98
                               2003   214,736 11.98 - 12.08   2,589,178     0.74        0.75 - 1.90      16.56 - 17.20

  FTVIPT Templeton Growth      2007   963,068 16.68 - 20.94  18,987,897     1.32        0.75 - 1.90        0.41 - 1.68
   Securities Sub-Account      2006   560,530 16.40 - 20.46  10,958,015     1.12        0.75 - 1.90      19.52 - 20.90
                               2005   263,350 13.54 - 17.08   4,406,685     1.18        0.85 - 1.80        6.93 - 8.14
                               2004   326,660 12.52 - 15.83   5,089,682     1.24        0.85 - 1.80      13.95 - 15.26
                               2003   355,502 10.86 - 13.70   4,832,036     1.63        0.75 - 1.90      29.65 - 31.15

  FTVIPT Templeton Foreign     2007 2,895,980 15.73 - 39.15  52,175,234     1.92        0.85 - 1.90      13.27 - 14.80
   Securities Sub-Account      2006 4,229,198 13.80 - 37.24  67,803,255     1.29        0.75 - 1.90      19.17 - 20.54
                               2005 5,193,955 11.44 - 30.90  67,994,861     1.17        0.85 - 1.90        8.10 - 9.54
                               2004 4,880,998 10.44 - 28.26  55,594,415     1.06        0.75 - 1.90      16.29 - 17.64
                               2003 2,898,825  8.86 - 24.02  27,135,338     1.74        0.75 - 1.90      29.73 - 31.23

  FTVIPT Templeton             2007 1,736,965 16.12 - 26.13  41,234,266     2.21        1.30 - 1.90      26.35 - 27.28
   Developing Markets          2006 2,629,249 12.75 - 20.53  48,883,729     1.13        1.30 - 1.90      25.69 - 26.44
   Securities Sub-Account      2005 3,488,075 10.15 - 16.21  52,192,308     1.28        1.30 - 1.90      25.04 - 25.79
                               2004 3,465,025  8.12 - 12.86  42,862,966     1.80        1.30 - 1.90      22.36 - 23.10
                               2003 3,014,050  6.63 - 10.45  31,239,919     1.21        1.30 - 1.90      50.12 - 51.02

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------- --------------------------------------------
                                               UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                       UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     --------- ------------- ---------- ------------  ---------------  ---------------
  Fidelity VIP Growth           2007    16,783         11.79    197,857       --               1.40              21.46
   Opportunities Sub-Account    2006    23,148          9.71    224,683     0.91               1.40               3.99
                                2005    37,228          9.33    347,477     0.99               1.40               7.38
                                2004    52,541          8.69    456,684     0.58               1.40             (5.70)
                                2003    65,087          8.22    535,242     0.83               1.40      28.07 - 28.07

  Fidelity VIP Equity-Income    2007   506,284 15.32 - 65.79  8,847,588     1.62        1.30 - 1.90      (0.64) - 0.11
   Sub-Account                  2006   549,152 15.41 - 65.81  9,156,792     3.01        1.30 - 1.90      17.68 - 18.38
                                2005   639,119 13.08 - 55.59  8,889,375     1.50        1.30 - 1.90        3.59 - 4.21
                                2004   703,824 12.61 - 53.35  9,118,491     1.71        1.30 - 1.90        9.13 - 9.79
                                2003   596,776 11.55 - 48.59  6,958,046     1.46        1.30 - 1.90      27.58 - 28.35

  PIMCO VIT High Yield          2007   589,348 13.82 - 14.64  8,446,130     6.83        1.30 - 1.90        1.55 - 2.16
   Sub-Account                  2006 1,027,968 13.61 - 14.33 14,434,061     6.97        1.30 - 1.90        7.06 - 7.70
                                2005   910,444 12.71 - 13.31 11,879,844     6.41        1.30 - 1.90        2.17 - 2.78
                                2004   332,838 12.44 - 12.95  4,215,670     7.15        1.30 - 1.90        7.50 - 8.14
                                2003   406,399 11.57 - 11.97  4,768,549     6.14        1.30 - 1.90      20.62 - 21.35

  PIMCO VIT Low Duration        2007   689,390 12.59 - 13.28  8,992,891     4.73        1.30 - 1.90        5.34 - 5.98
   Sub-Account                  2006   786,353 11.95 - 12.53  9,702,832     4.18        1.30 - 1.90        2.03 - 2.64
                                2005   863,341 11.71 - 12.21 10,399,997     2.75        1.30 - 1.90    (0.88) - (0.29)
                                2004   966,209 11.82 - 12.24 11,692,980     1.58        1.30 - 1.90    (0.09) - (0.52)
                                2003 1,080,533 11.83 - 12.18 13,038,249     1.86        1.30 - 1.90        0.42 - 1.03

  PIMCO VIT StocksPLUS Growth   2007   135,574 10.63 - 16.07  1,512,979     7.64        1.30 - 1.90        4.84 - 5.47
   and Income Sub-Account       2006   138,195 10.13 - 15.24  1,454,878     4.90        1.30 - 1.90      12.74 - 13.42
                                2005   154,607  8.97 - 13.44  1,430,485     2.26        1.30 - 1.90        1.55 - 2.16
                                2004   176,526  8.83 - 13.15  1,585,771     1.76        1.30 - 1.90        8.72 - 9.38
                                2003   150,319  8.11 - 12.03  1,229,167     2.20        1.30 - 1.90      27.93 - 28.70

  PIMCO VIT Total Return        2007 1,271,571 14.30 - 14.69 18,565,738     4.74        1.40 - 1.80        6.81 - 7.24
   Sub-Account                  2006 1,708,329 13.39 - 13.70 23,287,170     4.40        1.40 - 1.80        2.00 - 2.41
                                2005 2,134,374 13.13 - 13.38 28,433,489     3.37        1.40 - 1.80        0.63 - 1.03
                                2004 2,624,882 13.04 - 13.24 34,640,594     3.44        1.40 - 1.80        2.97 - 3.39
                                2003 2,785,578 12.67 - 12.81 35,590,216     3.43        1.40 - 1.80        3.18 - 3.60

  American Funds Global Growth  2007   344,425 27.80 - 31.43 10,517,598     3.93        0.75 - 1.90      12.68 - 13.99
   Sub-Account                  2006    12,186 24.68 - 27.58    325,343       --        0.75 - 1.90      18.17 - 19.53

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
2 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.
3 These amounts represent the annualized contract expenses of the Separate
  Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.
4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

                       METLIFE INVESTORS INSURANCE COMPANY

                              Financial Statements
for the Years Ended December 31, 2007, 2006 (as restated) and 2005 (as restated)
           and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 13, the accompanying 2006 and 2005 financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 21, 2008

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                 2007        2006
                                                               -------   ------------
                                                                         AS RESTATED,
                                                                          SEE NOTE 13
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,043 and $2,093,
     respectively)...........................................  $ 2,017      $ 2,084
  Equity securities available-for-sale, at estimated fair
     value (cost: $21 and $1, respectively)..................       18            1
  Mortgage loans on real estate..............................       74           90
  Policy loans...............................................       29           28
  Real estate joint ventures held-for-investment.............        1            2
  Other limited partnership interests........................        2            2
  Short-term investments.....................................       74           83
  Other invested assets......................................       28           15
                                                               -------      -------
     Total investments.......................................    2,243        2,305
Cash and cash equivalents....................................       81          117
Accrued investment income....................................       20           22
Premiums and other receivables...............................      906          993
Deferred policy acquisition costs and value of business
  acquired...................................................      598          633
Current income tax recoverable...............................        2           76
Other assets.................................................      131          124
Separate account assets......................................    9,432        8,757
                                                               -------      -------
     Total assets............................................  $13,413      $13,027
                                                               =======      =======
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
  Future policy benefits.....................................  $   292      $   288
  Policyholder account balances..............................    2,167        2,543
  Other policyholder funds...................................       34           31
  Deferred income tax liability..............................      116           94
  Payables for collateral under securities loaned
     transactions............................................      541          529
  Other liabilities..........................................       43           63
  Separate account liabilities...............................    9,432        8,757
                                                               -------      -------
     Total liabilities.......................................   12,625       12,305
                                                               -------      -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 8)

STOCKHOLDER'S EQUITY:
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding........        6            6
Additional paid-in capital...................................      586          586
Retained earnings............................................      210          133
Accumulated other comprehensive loss.........................      (14)          (3)
                                                               -------      -------
     Total stockholder's equity..............................      788          722
                                                               -------      -------
     Total liabilities and stockholder's equity..............  $13,413      $13,027
                                                               =======      =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)


                                                               2007   2006   2005
                                                               ----   ----   ----
                                                                           AS
                                                                       RESTATED,
                                                                      SEE NOTE 13
REVENUES
Premiums.....................................................  $ 12   $ 65   $122
Universal life and investment-type product policy fees.......   162    143    115
Net investment income........................................   104    106    114
Other revenues...............................................    59     62     61
Net investment gains (losses)................................    99    (60)   (13)
                                                               ----   ----   ----
     Total revenues..........................................   436    316    399
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    36     91    142
Interest credited to policyholder account balances...........   100    114    120
Other expenses...............................................   205    122    111
                                                               ----   ----   ----
     Total expenses..........................................   341    327    373
                                                               ----   ----   ----
Income before provision (benefit) for income tax.............    95    (11)    26
Provision (benefit) for income tax...........................    23    (17)     3
                                                               ----   ----   ----
Net income...................................................  $ 72   $  6   $ 23
                                                               ====   ====   ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                                            ACCUMULATED
                                                   ADDITIONAL                  OTHER
                                          COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                           STOCK     CAPITAL    EARNINGS        LOSS       TOTAL
                                          ------   ----------   --------   -------------   -----
Balance at January 1, 2005..............    $6        $586        $104          $  6        $702
Comprehensive income:
  Net income, as restated, see Note 13..                            23                        23
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                         (10)        (10)
                                                                                            ----
  Comprehensive income..................                                                      13
                                            --        ----        ----          ----        ----
Balance at December 31, 2005 as
  restated, see Note 13.................     6         586         127            (4)        715
Comprehensive income:
  Net income, as restated, see Note 13..                             6                         6
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                           1           1
                                                                                            ----
  Comprehensive income..................                                                       7
                                            --        ----        ----          ----        ----
Balance at December 31, 2006, as
  restated, see Note 13.................     6         586         133            (3)        722
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1)..........................                             5                         5
                                            --        ----        ----          ----        ----
Balance at January 1, 2007..............     6         586         138            (3)        727
Comprehensive income:
  Net income............................                            72                        72
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                         (11)        (11)
                                                                                            ----
  Comprehensive income..................                                                      61
                                            --        ----        ----          ----        ----
Balance at December 31, 2007............    $6        $586        $210          $(14)       $788
                                            ==        ====        ====          ====        ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                            2007      2006      2005
                                                          -------   -------   -------
                                                                       AS RESTATED,
                                                                       SEE NOTE 13
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $    72   $     6   $    23
Adjustments to reconcile net income to net cash provided
  by operating activities:
     Amortization of premiums and accretion of discounts
       associated with investments, net.................       --         4         8
     (Gains) losses from sales of investments and
       businesses, net..................................      (99)       60        13
     Interest credited to policyholder account
       balances.........................................      100       114       120
     Universal life and investment-type product policy
       fees.............................................     (162)     (143)     (115)
     Change in accrued investment income................        2         2        (3)
     Change in premiums and other receivables...........      206       (28)      (74)
     Change in deferred policy acquisition costs, net...       38       (27)      (21)
     Change in insurance-related liabilities............       (1)       52       125
     Change in income tax payable.......................      102       (15)       24
     Change in other assets.............................      132       121        83
     Change in other liabilities........................        9         1         6
                                                          -------   -------   -------
Net cash provided by operating activities...............      399       147       189
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................      925     1,435     2,025
     Mortgage loans on real estate......................       16        32        67
     Real estate joint ventures.........................        1         1         2
  Purchases of:
     Fixed maturity securities..........................     (910)   (1,162)   (2,245)
     Equity securities..................................      (21)       --        --
     Mortgage loans on real estate......................       --       (58)       --
  Net change in short-term investments..................        9        (4)       24
  Net change in other invested assets...................        1         1        (6)
                                                          -------   -------   -------
Net cash provided by (used in) investing activities.....       21       245      (133)
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...........................................    1,579     1,421     1,355
     Withdrawals........................................   (2,047)   (1,733)   (1,589)
  Net change in payables for collateral under securities
     loaned transactions................................       12        20        21
                                                          -------   -------   -------
Net cash used in financing activities...................     (456)     (292)     (213)
                                                          -------   -------   -------
Change in cash and cash equivalents.....................      (36)      100      (157)
Cash and cash equivalents, beginning of year............      117        17       174
                                                          -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    81   $   117   $    17
                                                          =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash received during the year for:
     Income tax.........................................  $    84   $     2   $    19
                                                          =======   =======   =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). On November 9, 2006, MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company was merged into MLIIC.

     The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to do business in 48 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of MLIIC and its former subsidiary through the date of merger. Intercompany transactions have been eliminated for all periods presented on a consolidated basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2007 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv)   the fair value of and accounting for derivatives;

          (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vi)   the liability for future policyholder benefits;

          (vii) accounting for income taxes and the valuation of deferred tax assets;

          (viii)  accounting for reinsurance transactions; and

          (ix)   the liability for litigation and regulatory matters.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


     securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


     follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company may use credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The Company recognized no impairments of goodwill during the years ended December 31, 2007, 2006 and 2005. Goodwill was $33 million at both December 31, 2007 and 2006.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is approximately 5%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


       guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 14% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees and policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues primarily include fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("MLIC"), an affiliate. The Company does not bear direct obligation for benefits under this plan. MLIC allocated a proportionate share of net expense related to the plan to the Company. The Company's share of net expense for the pension plan was $0 for the year ended December 31, 2007 and insignificant for each of the years ended December 31, 2006 and 2005.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits. See also Note 7.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs had no effect on the Company's financial statements.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force, ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 primarily changes the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $10 million to $15 million, net of income tax, in the Company's statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position No. FSP FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                        DECEMBER 31, 2007
                                        -------------------------------------------------
                                         COST OR    GROSS UNREALIZED
                                        AMORTIZED   ----------------    ESTIMATED    % OF
                                           COST     GAIN        LOSS   FAIR VALUE   TOTAL
                                        ---------   ----        ----   ----------   -----
                                                          (IN MILLIONS)
U.S. corporate securities.............    $  825     $ 6         $16     $  815      40.4%
Residential mortgage-backed
  securities..........................       459       2           6        455      22.6
Commercial mortgage-backed
  securities..........................       289       1           6        284      14.1
U.S. Treasury/agency securities.......       225       3          --        228      11.3
Foreign corporate securities..........       136       1           4        133       6.6
Asset-backed securities...............        95      --           9         86       4.2
Foreign government securities.........        14       2          --         16       0.8
State and political subdivision
  securities..........................        --      --          --         --        --
                                          ------     ---         ---     ------     -----
  Total fixed maturity securities.....    $2,043     $15         $41     $2,017     100.0%
                                          ======     ===         ===     ======     =====
Common stock..........................    $   --     $--         $--     $   --        --%
Non-redeemable preferred stock........        21      --           3         18     100.0
                                          ------     ---         ---     ------     -----
  Total equity securities.............    $   21     $--         $ 3     $   18     100.0%
                                          ======     ===         ===     ======     =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

                                                         DECEMBER 31, 2006
                                         ------------------------------------------------
                                                          GROSS
                                          COST OR       UNREALIZED
                                         AMORTIZED   ---------------    ESTIMATED    % OF
                                            COST     GAIN       LOSS   FAIR VALUE   TOTAL
                                         ---------   ----       ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities..............    $  884     $ 4        $10     $  878      42.1%
Residential mortgage-backed
  securities...........................       479       4          3        480      23.0
Commercial mortgage-backed securities..       281       1          5        277      13.3
U.S. Treasury/agency securities........       231      --          1        230      11.0
Foreign corporate securities...........       104      --          1        103       5.0
Asset-backed securities................        96      --         --         96       4.6
Foreign government securities..........        14       2         --         16       0.8
State and political subdivision
  securities...........................         4      --         --          4       0.2
                                           ------     ---        ---     ------     -----
  Total fixed maturities...............    $2,093     $11        $20     $2,084     100.0%
                                           ======     ===        ===     ======     =====
Common stock...........................    $    1     $--        $--     $    1     100.0%
Non-redeemable preferred stock.........        --      --         --         --        --
                                           ------     ---        ---     ------     -----
  Total equity securities..............    $    1     $--        $--     $    1     100.0%
                                           ======     ===        ===     ======     =====



     The Company held foreign currency derivatives with notional amounts of $8 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2007 and 2006.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $19 million and $21 million, respectively, and unrealized losses of $7 million and less than $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 44% have been guaranteed by financial guarantors, all of which were guaranteed by financial guarantors who remained Aaa rated through March 2008. Overall, at December 31, 2007, $9 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors, all of which are included within asset-backed securities, and were guaranteed by financial guarantors who remained Aaa rated through March 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $88 million and $104 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of less than $1 million and $2 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were less than $1 million at December 31, 2007. There were no non-income producing fixed maturity securities at December 31, 2006. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at December 31, 2007.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $   74      $   74       $   72      $   71
Due after one year through five years...       508         506          537         534
Due after five years through ten years..       311         306          431         430
Due after ten years.....................       307         306          197         196
                                            ------      ------       ------      ------
  Subtotal..............................     1,200       1,192        1,237       1,231
Mortgage-backed and other asset-backed
  securities............................       843         825          856         853
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $2,043      $2,017       $2,093      $2,084
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007    2006     2005
                                                       ----   ------   ------
                                                            (IN MILLIONS)
Proceeds.............................................  $657   $1,051   $1,645
Gross investment gains...............................  $  1   $    4   $    2
Gross investment losses..............................  $ (6)  $  (21)  $  (19)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                DECEMBER 31, 2007
                                      ---------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                                                       THAN
                                       LESS THAN 12 MONTHS          12 MONTHS                 TOTAL
                                      ---------------------  -----------------------  ---------------------
                                      ESTIMATED     GROSS    ESTIMATED       GROSS    ESTIMATED     GROSS
                                         FAIR    UNREALIZED     FAIR      UNREALIZED     FAIR    UNREALIZED
                                        VALUE       LOSS       VALUE         LOSS       VALUE       LOSS
                                      ---------  ----------  ---------    ----------  ---------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities...........     $305        $11        $143          $ 5       $  448       $16
Residential mortgage-backed
  securities........................      215          5          68            1          283         6
Commercial mortgage-backed
  securities........................       16         --         174            6          190         6
U.S. Treasury/agency securities.....       --         --          --           --           --        --
Foreign corporate securities........       78          4          23           --          101         4
Asset-backed securities.............       51          6          17            3           68         9
State and political subdivision
  securities........................       --         --          --           --           --        --
                                         ----        ---        ----          ---       ------       ---
  Total fixed maturity securities...     $665        $26        $425          $15       $1,090       $41
                                         ====        ===        ====          ===       ======       ===
Equity securities...................     $ 18        $ 3        $ --          $--       $   18       $ 3
                                         ====        ===        ====          ===       ======       ===
Total number of securities in an
  unrealized loss position..........      154                    103
                                         ====                   ====





                                                                DECEMBER 31, 2006
                                      ---------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                                                       THAN
                                       LESS THAN 12 MONTHS          12 MONTHS                 TOTAL
                                      ---------------------  -----------------------  ---------------------
                                      ESTIMATED     GROSS    ESTIMATED       GROSS    ESTIMATED     GROSS
                                         FAIR    UNREALIZED     FAIR      UNREALIZED     FAIR    UNREALIZED
                                        VALUE       LOSS       VALUE         LOSS       VALUE       LOSS
                                      ---------  ----------  ---------    ----------  ---------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities...........     $367        $ 3        $261          $ 7       $  628       $10
Residential mortgage-backed
  securities........................       99          1         114            2          213         3
Commercial mortgage-backed
  securities........................       96          1         141            4          237         5
U.S. Treasury/agency securities.....      162          1           3           --          165         1
Foreign corporate securities........       50          1          20           --           70         1
Asset-backed securities.............       20         --           7           --           27        --
State and political subdivision
  securities........................       --         --           4           --            4        --
                                         ----        ---        ----          ---       ------       ---
  Total fixed maturity securities...     $794        $ 7        $550          $13       $1,344       $20
                                         ====        ===        ====          ===       ======       ===
Equity securities...................     $ --        $--        $ --          $--       $   --       $--
                                         ====        ===        ====          ===       ======       ===
Total number of securities in an
  unrealized loss position..........      179                    124
                                         ====                   ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------  --------------------  --------------------
                                        LESS THAN     20% OR  LESS THAN     20% OR  LESS THAN     20% OR
                                           20%         MORE      20%         MORE      20%         MORE
                                        ---------     ------  ---------     ------  ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months..................    $  431        $11      $11          $ 4       88           5
Six months or greater but less than
  nine months.........................       152         --        7           --       44          --
Nine months or greater but less than
  twelve months.......................       119         --        8           --       20          --
Twelve months or greater..............       439         --       14           --      101          --
                                          ------        ---      ---          ---
  Total...............................    $1,141        $11      $40          $ 4
                                          ======        ===      ===          ===




                                                                DECEMBER 31, 2006
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------  --------------------  --------------------
                                        LESS THAN     20% OR  LESS THAN     20% OR  LESS THAN     20% OR
                                           20%         MORE      20%         MORE      20%         MORE
                                        ---------     ------  ---------     ------  ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months..................    $  695        $--      $ 5          $--      136          --
Six months or greater but less than
  nine months.........................        41         --        1           --       21          --
Nine months or greater but less than
  twelve months.......................        65         --        1           --       22          --
Twelve months or greater..............       563         --       13           --      124          --
                                          ------        ---      ---          ---
  Total...............................    $1,364        $--      $20          $--
                                          ======        ===      ===          ===



     At December 31, 2007 and 2006, $40 million and $20 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 1%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $4 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 36% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     At December 31, 2007 and 2006, the Company had $44 million and $20 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
U.S. corporate securities....................................    36%    50%
Asset-backed securities......................................    20     --
Commercial mortgage-backed securities........................    14     25
Residential mortgage-backed securities.......................    14     15
Foreign corporate securities.................................     9      5
U.S. Treasury/agency securities..............................    --      5
Other........................................................     7     --
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Finance......................................................    35%    12%
Mortgage-backed..............................................    28     40
Industrial...................................................    13     31
Utility......................................................     3     11
Government...................................................    --      5
Other........................................................    21      1
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $523 million and $515 million and an estimated fair value of $525 million and $511 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $541 million and $529 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $13 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Agricultural mortgage loans...................    $40       54%      $43       48%
Commercial mortgage loans.....................     34       46        47       52
                                                  ---      ---       ---      ---
  Total mortgage loans on real estate.........    $74      100%      $90      100%
                                                  ===      ===       ===      ===



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2007, 20%, 17% and 15% of the value of the Company's mortgage loans on real estate were collateralized by property located in District of Columbia, Alabama and California, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance at January 1,.................................   $--       $--       $ 1
Deductions............................................    --        --        (1)
                                                         ---       ---       ---
Balance at December 31,...............................   $--       $--       $--
                                                         ===       ===       ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $118   $119   $114
Equity securities......................................     1     --     --
Mortgage loans on real estate..........................     5      5      9
Policy loans...........................................     2      2      3
Other limited partnership interests....................     1      1     --
Cash, cash equivalents and short-term investments......     8      7      6
                                                         ----   ----   ----
  Total investment income..............................   135    134    132
Less: Investment expenses..............................    31     28     18
                                                         ----   ----   ----
  Net investment income................................  $104   $106   $114
                                                         ====   ====   ====



     For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $1 million are included in the table above. For the year ended December 31, 2005, there were no affiliated investment expenses. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                                 AS RESTATED,
                                                                  SEE NOTE 13
                                                                --------------
                                                      2007      2006      2005
                                                      ----      ----      ----
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $ (6)     $(17)     $(17)
Equity securities...................................    (1)       --        --
Mortgage loans on real estate.......................    --        --         1
Other limited partnership interests.................    --        (1)       --
Derivatives.........................................   106       (42)        3
                                                      ----      ----      ----
  Net investment gains (losses).....................  $ 99      $(60)     $(13)
                                                      ====      ====      ====



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment gains (losses) of $110 million, ($38) million and ($8) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     For the year ended December 31, 2007, the Company recorded losses of $2 million from fixed maturity and equity securities deemed other-than-temporarily impaired which were included within net investment gains (losses). Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were less than $1 million for each of the years ended December 31, 2006 and 2005.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive loss, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................  $(26)      $(9)      $(9)
Equity securities....................................    (3)       --        --
                                                       ----       ---       ---
  Subtotal...........................................   (29)       (9)       (9)
                                                       ----       ---       ---
Amounts allocated from DAC and VOBA..................     8         4         3
Deferred income tax..................................     7         2         2
                                                       ----       ---       ---
  Subtotal...........................................    15         6         5
                                                       ----       ---       ---
Net unrealized investment gains (losses).............  $(14)      $(3)      $(4)
                                                       ====       ===       ===



     The changes in net unrealized investment gains (losses) are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance, January 1,..................................  $ (3)      $(4)     $  6
Unrealized investment gains (losses) during the
  year...............................................   (20)       --       (25)
Unrealized investment gains (losses) relating to:
  DAC and VOBA.......................................     4         1        10
  Deferred income tax................................     5        --         5
                                                       ----       ---      ----
Balance, December 31,................................  $(14)      $(3)     $ (4)
                                                       ====       ===      ====
Net change in unrealized investment gains (losses)...  $(11)      $ 1      $(10)
                                                       ====       ===      ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Trust preferred securities(3)..........................     $500         $20
                                                            ----         ---
  Total................................................     $500         $20
                                                            ====         ===



--------

   (1) The assets of the trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)



   (2) The maximum exposure to loss relating to trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $70 million and $77 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $4 million, $3 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................   $23      $127       $--
Amortized cost of assets transferred to affiliates...   $23      $129       $--
Net investment gains (losses) recognized on
  transfers..........................................   $--      $ (2)      $--
Estimated fair value of assets transferred from
  affiliates.........................................   $--      $ 21       $ 4


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $    9      $--        $--        $    2      $--        $--
Interest rate floors............    2,460       27         --         2,460       15         --
Foreign currency swaps..........        8        1         --             8       --         --
Financial forwards..............       --       --         --            --       --          1
Credit default swaps............       30       --         --            30       --         --
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,507      $28        $--        $2,500      $15        $ 1
                                   ======      ===        ===        ======      ===        ===



     The above table does not include notional amounts for equity variance swaps. At both December 31, 2007 and 2006, the Company owned 2,500 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                       REMAINING LIFE
                           ----------------------------------------------------------------------
                           ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                            OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS    TOTAL
                           --------   ------------------   -----------------   ---------   ------
                                                        (IN MILLIONS)
Interest rate swaps......     $--             $ 9                $   --           $--      $    9
Interest rate floors.....      --              --                 2,460            --       2,460
Foreign currency swaps...      --              --                    --             8           8
Credit default swaps.....      --              30                    --            --          30
                              ---             ---                ------           ---      ------
  Total..................     $--             $39                $2,460           $ 8      $2,507
                              ===             ===                ======           ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $    8      $ 1        $--        $   --      $--        $--
Cash flow.......................        4       --         --             8       --         --
Non-qualifying..................    2,495       27         --         2,492       15          1
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,507      $28        $--        $2,500      $15        $ 1
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2007 and 2006. The Company did not have any qualifying hedges for the year ended December 31, 2005.

     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2007 and 2006. The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $1 million for the year ended December 31, 2005.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2007. The Company did not have any fair value hedges during the years ended December 31, 2006 and 2005.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities as cash flow hedges, when they have met the requirements of SFAS 133.

     For each of the years ended December 31, 2007 and 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company had no cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     For the years ended December 31, 2007, 2006 and 2005, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. At December 31, 2007, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was insignificant.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     At December 31, 2007, an insignificant amount of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and purchased floors to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; and (iv) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................   $15      $(12)      $10


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................   $56    $--
Embedded derivative liabilites...............................   $--    $37


     The following table presents changes in fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses)........................   $91      $(30)      $(7)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     In addition, the Company may have exchange traded futures, which require the pledging of collateral. At both December 31, 2007 and 2006, the Company pledged collateral of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                          DAC   VOBA   TOTAL
                                                         ----   ----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............................  $391   $182    $573
  Capitalizations......................................    66     --      66
                                                         ----   ----    ----
     Subtotal..........................................   457    182     639
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses), as restated, see
       Note 13.........................................    (2)    --      (2)
     Unrealized investment gains (losses)..............    (4)    (6)    (10)
     Other expenses, as restated, see Note 13..........    22     25      47
                                                         ----   ----    ----
       Total amortization..............................    16     19      35
                                                         ----   ----    ----
Balance at December 31, 2005, as restated, see Note
  13...................................................   441    163     604
  Capitalizations......................................    80     --      80
                                                         ----   ----    ----
     Subtotal..........................................   521    163     684
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses), as restated, see
       Note 13.........................................   (13)    (3)    (16)
     Unrealized investment gains (losses)..............    --     (1)     (1)
     Other expenses, as restated, see Note 13..........    85    (17)     68
                                                         ----   ----    ----
       Total amortization..............................    72    (21)     51
                                                         ----   ----    ----
Balance at December 31, 2006, as restated, see Note
  13...................................................   449    184     633
  Capitalizations......................................    89     --      89
                                                         ----   ----    ----
     Subtotal..........................................   538    184     722
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    34      6      40
     Unrealized investment gains (losses)..............    (3)    (1)     (4)
     Other expenses....................................    63     25      88
                                                         ----   ----    ----
       Total amortization..............................    94     30     124
                                                         ----   ----    ----
Balance at December 31, 2007...........................  $444   $154    $598
                                                         ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $19 million in 2008, $17 million in 2009, $15 million in 2010, $13 million in 2011 and $13 million in 2012.

     Amortization of VOBA and DAC is related to: (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                        DECEMBER 31,
                                      ------------------------------------------------
                                         FUTURE       POLICYHOLDER          OTHER
                                         POLICY         ACCOUNT         POLICYHOLDER
                                        BENEFITS        BALANCES            FUNDS
                                      -----------   ---------------   ----------------
                                      2007   2006    2007     2006    2007        2006
                                      ----   ----   ------   ------   ----        ----
                                                        (IN MILLIONS)
Traditional life....................  $  8   $  7   $   --   $   --    $--         $--
Universal variable life.............    --     --      134      137      3           4
Annuities...........................   284    281    2,033    2,406     31          27
                                      ----   ----   ------   ------    ---         ---
  Total.............................  $292   $288   $2,167   $2,543    $34         $31
                                      ====   ====   ======   ======    ===         ===



  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................   $80      $ 75       $59
Capitalization.......................................    19        19        19
Amortization.........................................    (9)      (14)       (3)
                                                        ---      ----       ---
Balance at December 31,..............................   $90      $ 80       $75
                                                        ===      ====       ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $9,432 million and $8,757 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $138 million, $115 million and $93 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                AT DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2007                             2006
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value................     $   2,635             N/A        $   1,941             N/A
Net amount at risk(2).................     $      10(3)          N/A        $       1(3)          N/A
Average attained age of
  contractholders.....................      60 years             N/A         65 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value................     $   8,070       $   5,516        $   8,072       $   5,157
Net amount at risk(2).................     $     225(3)    $      89(4)     $     151(3)    $      18(4)
Average attained age of
  contractholders.....................      63 years        62 years         65 years        61 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                                  ANNUITY
                                                                 CONTRACTS
                                                               -------------
                                                                 GUARANTEED
                                                               ANNUITIZATION
                                                                  BENEFITS
                                                               -------------
Balance at January 1, 2005...................................       $--
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2005.................................        --
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2006.................................        --
Incurred guaranteed benefits.................................         8
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2007.................................       $ 8
                                                                    ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Excluded from the table above are guaranteed annuitization benefit liabilities on the Company's annuity contracts of $21 million, $24 million and $17 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                            AT DECEMBER 31,
                                                            ---------------
                                                             2007     2006
                                                            ------   ------
                                                             (IN MILLIONS)
Mutual Fund Groupings
  Equity..................................................  $4,670   $7,550
  Bond....................................................     445      499
  Balanced................................................   4,073      454
  Money Market............................................     125      107
  Specialty...............................................      58       93
                                                            ------   ------
     Total................................................  $9,371   $8,703
                                                            ======   ======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks. The Company reinsures 90% of its new production of fixed annuities to an affiliate. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Direct premiums earned...............................   $13       $65      $122
Reinsurance ceded....................................    (1)       --        --
                                                        ---       ---      ----
Net premiums earned..................................   $12       $65      $122
                                                        ===       ===      ====



     Unaffiliated reinsurance recoverables, included in premiums and other receivables, were insignificant at both December 31, 2007 and 2006. Unaffiliated reinsurance and ceded commissions payables, included in other liabilities, were insignificant at both December 31, 2007 and 2006.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including Exeter Reassurance Company, Ltd., MLIC and Reinsurance Group of America, Incorporated. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $877 million and $5 million, respectively. At December 31, 2006, comparable assets and liabilities were $978 million and $8 million, respectively.

     The following table reflects the related party reinsurance information recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Ceded fees, included in universal life and investment-
  type product policy fees............................   $38       $33       $28
Interest earned on ceded reinsurance, included in
  other revenues......................................   $45       $45       $47
Ceded benefits, included in policyholder benefits and
  claims..............................................   $ 7       $ 8       $ 8
Interest costs on ceded reinsurance, included in other
  expenses............................................   $(2)      $(2)      $(3)


     The Company has ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance agreements also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts, included in net investment gains (losses), were $110 million, ($36) million and ($8) million for the years ended December 31, 2007, 2006 and 2005, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

7.  INCOME TAXES

     The provision (benefit) for income tax is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                              --------------------
                                                       2007        2006       2005
                                                       ----   -------------   ----
                                                              (IN MILLIONS)
Current:
  Federal............................................   $(4)       $(81)       $ 4
Deferred:
  Federal............................................    27          64         (1)
                                                        ---        ----        ---
Provision (benefit) for income tax...................   $23        $(17)       $ 3
                                                        ===        ====        ===



     The reconciliation of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                              --------------------
                                                       2007        2006       2005
                                                       ----   -------------   ----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate.................   $33        $ (4)       $ 9
Tax effect of:
  Tax-exempt investment income.......................    (9)         (9)        (6)
  Prior year tax.....................................    (2)         (3)        --
  Other..............................................     1          (1)        --
                                                        ---        ----        ---
Provision (benefit) for income tax...................   $23        $(17)       $ 3
                                                        ===        ====        ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                          --------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                                  ------------
                                                           2007       2006
                                                          -----   ------------
                                                              (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..............  $  73       $103
  Tax credit carryforwards..............................     --          2
  Net unrealized investment losses......................      7          2
  Other, net............................................      1          5
                                                          -----       ----
                                                             81        112
                                                          -----       ----
Deferred income tax liabilities:
  Investments...........................................     13         10
  DAC...................................................    184        196
                                                          -----       ----
                                                            197        206
                                                          -----       ----
Net deferred income tax liability.......................  $(116)      $(94)
                                                          =====       ====



     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     Effective January 1, 2006, the Company joined with MetLife and its includable affiliates in filing a federal income tax return. The Company participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $2 million and $82 million as of December 31, 2007 and 2006, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $9 million related to the separate account DRD.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced claims alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $8 million and $12 million, respectively. The related asset for premium tax offsets was $800 thousand and $400 thousand at December 31, 2007 and 2006, respectively, for undiscounted future assessments in respect of impaired, insolvent or failed insurers. At December 31, 2007 and 2006, the Company also held a receivable of $7 million and $10 million, respectively, recorded in other assets, for reimbursement of assessments incurred in a prior acquisition.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. At December 31, 2007, there were no unfunded commitments. The amount of these unfunded commitments was $8 million at December 31, 2006.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at December 31, 2007 and 2006.

9.  EQUITY

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("the Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of the Codification on the statutory surplus and capital of the Company.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income of the Company, as filed with the Department, was $40 million, $116 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Department, was $329 million and $284 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of: (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding year (excluding realized investment gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since the Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2008 without prior approval of the Missouri Commissioner of Insurance.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER 31,
                                                      ---------------------------
                                                      2007        2006       2005
                                                      ----   -------------   ----
                                                             (IN MILLIONS)
Holding losses on investments arising during the
  year..............................................  $(27)       $(22)      $(50)
Income tax effect of holding gains (losses).........     9           8         17
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................     7          18         16
  Amortization of premiums and accretion of
     discounts associated with investments..........    --           4          9
Income tax effect...................................    (3)         (8)        (9)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     4           1         10
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (1)         --         (3)
                                                      ----        ----       ----
Other comprehensive income (loss)...................  $(11)       $  1       $(10)
                                                      ====        ====       ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

10.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                                     AS
                                                                 RESTATED,
                                                                SEE NOTE 13
                                                                -----------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Compensation...........................................  $ --   $  1   $  1
Commissions............................................    95     82     71
Amortization of DAC and VOBA...........................   128     52     45
Capitalization of DAC..................................   (89)   (80)   (66)
Insurance tax..........................................     3      3      4
Other..................................................    68     64     56
                                                         ----   ----   ----
  Total other expenses.................................  $205   $122   $111
                                                         ====   ====   ====



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 12 for discussion of affiliated expenses included in the table above.

11.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities......................              $2,017      $2,017
  Equity securities..............................              $   18      $   18
  Mortgage loans on real estate..................              $   74      $   76
  Policy loans...................................              $   29      $   29
  Short-term investments.........................              $   74      $   74
  Cash and cash equivalents......................              $   81      $   81
  Accrued investment income......................              $   20      $   20
Liabilities:
  Policyholder account balances..................              $2,033      $1,956
  Payables for collateral under securities loaned
     transactions................................              $  541      $  541

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities......................              $2,084      $2,084
  Equity securities..............................              $    1      $    1
  Mortgage loans on real estate..................              $   90      $   90
  Policy loans...................................              $   28      $   28
  Short-term investments.........................              $   83      $   83
  Cash and cash equivalents......................              $  117      $  117
  Accrued investment income......................              $   22      $   22
  Commitments to fund private corporate bond
     investments.................................     $8       $   --      $   --
Liabilities:
  Policyholder account balances..................              $2,406      $2,300
  Payables for collateral under securities loaned
     transactions................................              $  529      $  529


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE AND COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For commitments to fund private corporate bond investments, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

     The carrying value for payables for collateral under securities loaned transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $11 million, $11 million and $9 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $20 million, $30 million and $24 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, and distribution services. Expenses incurred, net of income earned, related to these agreements and recorded in other expenses, were $25 million, $14 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     At December 31, 2007 and 2006, amounts due (to)/from affiliates were ($11) million and $1 million respectively. These amounts exclude affiliated reinsurance balances discussed in Note 6.

     See Notes 2 and 6 for additional related party transactions.

13.  RESTATEMENT

     As discussed in Note 6, the Company has ceded risks related to guaranteed minimum benefit riders written by the Company to an affiliate. Prior to 2007, the Company accounted for these reinsurance treaties in the same manner as the related direct guaranteed minimum benefit rider. Subsequent to the issuance of the 2006 financial statements, the Company determined that a portion of the minimum benefit guarantee within the reinsurance contract was an embedded derivative which should be measured at fair value. As such, the Company has restated its financial statements for the years ended December 31, 2006 and 2005 to properly reflect the embedded derivatives at fair

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


values. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an increase to net realized losses of $30 million and $7 million, respectively, a decrease to other expenses of $10 million and $3 million, respectively and an increase to policyholder benefits and claims of $0 and $3 million, respectively. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $12 million and $5 million, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a reduction to premiums and other receivables of $40 million and an increase to DAC of $13 million and a decrease to deferred income tax liability of $10 million.

     Subsequent to the issuance of its 2006 financial statements, the Company identified items that were inadvertently excluded from its analysis of the amortization of DAC. These items changed the level of DAC amortization related to historical rider charges, partial withdrawals, lapses, interest rates and other assumptions. The Company has restated its financial statements for the years ended December 31, 2006 and 2005 to reflect the appropriate rate of amortization of DAC. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an increase to other expenses of $1 million and $11 million, respectively. The impact to the Company's financial statements for the year ended December 31, 2006 was an increase to policyholder benefits and claims of $1 million. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $1 million and $7 million, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a decrease to DAC of $12 million and a decrease to other assets of $1 million and a decrease to deferred income tax liability of $5 million.

     A summary of the effects of these restatements on the Company's financial statements is as follows:

                                                            DECEMBER 31, 2006
                                                       ---------------------------
                                                       AS PREVIOUSLY
                                                          REPORTED     AS RESTATED
                                                       -------------   -----------
                                                              (IN MILLIONS)
ASSETS:
  Premiums and other receivables.....................     $ 1,033        $   993
  Deferred policy acquisitions and value of business
     acquired........................................     $   632        $   633
  Other assets.......................................     $   125        $   124
  Total assets.......................................     $13,067        $13,027
LIABILITIES:
  Deferred income tax liability......................     $   109        $    94
  Total liabilities..................................     $12,320        $12,305
STOCKHOLDER'S EQUITY:
  Retained earnings..................................     $   158        $   133
  Total stockholder's equity.........................     $   747        $   722
  Total liabilities and stockholder's equity.........     $13,067        $13,027

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

----------------------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                 (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........       $(30)          $(60)          $ (6)          $(13)
  Total revenues.........................       $346           $316           $406           $399
EXPENSES:
  Policyholder benefits and claims.......       $ 90           $ 91           $139           $142
  Other expenses.........................       $131           $122           $103           $111
  Total expenses.........................       $335           $327           $362           $373
Income before provision (benefit) for
  income tax.............................       $ 11           $(11)          $ 44           $ 26
Provision (benefit) for income tax.......       $ (8)          $(17)          $  9           $  3
Net income...............................       $ 19           $  6           $ 35           $ 23



                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                 (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income.............................       $ 19           $  6           $ 35           $ 23
  (Gains) losses from sales of
     investments and businesses, net.....       $ 30           $ 60           $  6           $ 13
  Change in premiums and other
     receivables.........................       $(28)          $(28)          $(77)          $(74)
  Change in deferred policy acquisition
     costs, net..........................       $(18)          $(27)          $(29)          $(21)
  Change in income tax payable...........       $ (6)          $(15)          $ 30           $ 24
  Change in other assets.................       $120           $121           $ 83           $ 83

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS

              for the Years Ended December 31, 2007, 2006 and 2005 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2008

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                    2007      2006
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $16,422 and $15,282,
     respectively)..............................................  $17,317   $16,134
  Equity securities available-for-sale, at estimated fair value
     (cost: $187 and $205, respectively)........................      168       210
  Mortgage loans on real estate.................................    1,073       971
  Policy loans..................................................    2,716     2,664
  Real estate and real estate joint ventures held-for-
     investment.................................................       55        56
  Other limited partnership interests...........................       33        20
  Short-term investments........................................      312       435
  Other invested assets.........................................    4,735     4,068
                                                                  -------   -------
     Total investments..........................................   26,409    24,558
Cash and cash equivalents.......................................      507       357
Accrued investment income.......................................      185       183
Premiums and other receivables..................................    3,482     3,256
Deferred policy acquisition costs and value of business
  acquired......................................................    3,650     3,388
Current income tax recoverable..................................       86       168
Other assets....................................................      327       339
Separate account assets.........................................    2,097     2,210
                                                                  -------   -------
     Total assets...............................................  $36,743   $34,459
                                                                  =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits........................................  $11,285   $10,291
  Policyholder account balances.................................   10,791    10,398
  Other policyholder funds......................................    2,492     2,202
  Policyholder dividends payable................................      102       108
  Short-term debt -- affiliated.................................       50        --
  Long-term debt................................................      628       408
  Collateral financing arrangements.............................      850       850
  Junior subordinated debt securities...........................      399       399
  Shares subject to mandatory redemption........................      159       159
  Deferred income tax liability.................................      973     1,022
  Payables for collateral under securities loaned and other
     transactions...............................................    1,438     1,642
  Other liabilities.............................................    2,201     1,736
  Separate account liabilities..................................    2,097     2,210
                                                                  -------   -------
     Total liabilities..........................................   33,465    31,425
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 14)
STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding...........        3         3
Additional paid-in capital......................................    1,849     1,839
Retained earnings...............................................      969       775
Accumulated other comprehensive income..........................      457       417
                                                                  -------   -------
     Total stockholder's equity.................................    3,278     3,034
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $36,743   $34,459
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $5,218   $4,647   $4,179
Universal life and investment-type product policy fees....     188      226      149
Net investment income.....................................   1,419    1,302    1,171
Other revenues............................................     104       67       57
Net investment gains (losses).............................    (268)     (14)      57
                                                            ------   ------   ------
     Total revenues.......................................   6,661    6,228    5,613
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................   4,474    3,935    3,714
Interest credited to policyholder account balances........     409      405      374
Policyholder dividends....................................     163      170      171
Other expenses............................................   1,293    1,361    1,147
                                                            ------   ------   ------
     Total expenses.......................................   6,339    5,871    5,406
                                                            ------   ------   ------
Income before provision for income tax....................     322      357      207
Provision for income tax..................................     123      125       66
                                                            ------   ------   ------
Net income................................................  $  199   $  232   $  141
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                          ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                        -----------------------------------------
                                                                              NET          FOREIGN       DEFINED
                                                ADDITIONAL                UNREALIZED       CURRENCY      BENEFIT
                                       COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION      PLANS
                                       STOCK      CAPITAL    EARNINGS   GAINS (LOSSES)    ADJUSTMENT   ADJUSTMENT    TOTAL
                                      -------   ----------   --------   --------------   -----------   ----------   -------
Balance at January 1, 2005..........  $     3    $  1,843     $  428      $       356    $        38    $      (6)  $ 2,662
Sale of subsidiary..................                    7                                                                 7
Equity transactions of majority
  owned subsidiary..................                  (14)                                                              (14)
Dividends on common stock...........                             (13)                                                   (13)
Comprehensive income:
  Net income........................                             141                                                    141
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                               75                                    75
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                               3                      3
     Additional minimum pension
       liability adjustment, net of
       income tax...................                                                                            2         2
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                     80
                                                                                                                    -------
  Comprehensive income..............                                                                                    221
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2005........        3       1,836        556              431             41           (4)    2,863
Sale of subsidiary..................                   (9)                                                               (9)
Equity transactions of majority
  owned subsidiary..................                   12                                                                12
Dividends on common stock...........                             (13)                                                   (13)
Comprehensive income:
  Net income........................                             232                                                    232
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                              (62)                                  (62)
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                              11                     11
     Additional minimum pension
       liability adjustment, net of
       income tax...................                                                                            1         1
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                    (50)
                                                                                                                    -------
  Comprehensive income..............                                                                                    182
                                                                                                                    -------
  Adoption of SFAS 158, net of
     income tax.....................                                                                           (1)       (1)
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2006........        3       1,839        775              369             52           (4)    3,034
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1)...............                              (5)                                                    (5)
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at January 1, 2007..........        3       1,839        770              369             52           (4)    3,029
Equity transactions of majority
  owned subsidiary..................                   10                                                                10
Comprehensive income:
  Net income........................                             199                                                    199
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                              (21)                                  (21)
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                              60                     60
     Defined benefit plans
       adjustment, net of income
       tax..........................                                                                            1         1
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                     40
                                                                                                                    -------
  Comprehensive income..............                                                                                    239
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2007........       $3      $1,849       $969             $348           $112          $(3)   $3,278
                                      =======    ========     ======      ===========    ===========    =========   =======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                            2007      2006      2005
                                                          -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $   199   $   232   $   141
Adjustments to reconcile net income to net cash provided
  by operating activities:
     Depreciation and amortization expenses.............        7         8        12
     Amortization of premiums and accretion of discounts
       associated with investments, net.................      (33)      (13)      (11)
     (Gains) losses from sales of investments and
       businesses, net..................................      268        14       (57)
     Interest credited to policyholder account
       balances.........................................      409       405       374
     Universal life and investment-type product policy
       fees.............................................     (188)     (226)     (149)
     Change in premiums and other receivables...........     (226)     (511)      (25)
     Change in deferred policy acquisition costs, net...     (339)     (306)     (219)
     Change in insurance-related liabilities............    1,348       963       874
     Change in income tax payable.......................       65       194       (14)
     Change in other assets.............................      117        87       (93)
     Change in other liabilities........................      432        97        52
     Other, net.........................................        3       (24)       (2)
                                                          -------   -------   -------
Net cash provided by operating activities...............    2,062       920       883
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................    2,974     4,623     5,353
     Equity securities..................................       34        68        --
     Mortgage loans on real estate......................       26        87       194
     Real estate and real estate joint ventures.........        1        --         6
     Other limited partnership interests................        1         5         2
  Purchases of:
     Fixed maturity securities..........................   (4,116)   (6,056)   (6,686)
     Equity securities..................................      (12)      (40)      (28)
     Mortgage loans on real estate......................     (129)     (160)      (38)
     Real estate and real estate joint ventures.........       (1)       (3)       (1)
     Other limited partnership interests................      (19)       --        --
  Net change in short-term investments..................      123      (282)      (67)
  Proceeds from sales of businesses, net of cash
     disposed of $0, $5 and $0, respectively............       --        71        37
  Net change in other invested assets...................     (976)     (705)     (521)
  Other, net............................................      (43)      (50)      (18)
                                                          -------   -------   -------
Net cash used in investing activities...................  $(2,137)  $(2,442)  $(1,767)
                                                          -------   -------   -------




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $1,147   $1,446   $1,424
     Withdrawals..........................................    (986)    (828)    (953)
  Net change in payables for collateral under securities
     loaned and other transactions........................    (204)     259      (78)
  Net change in short-term debt -- affiliated.............      50       --       --
  Long-term debt issued...................................     297       --       --
  Long-term debt repaid...................................     (79)    (100)      (3)
  Collateral financing arrangements issued................      --      850       --
  Capital contribution from parent from sales of
     subsidiaries, net....................................      --       --        7
  Junior subordinated debt securities issued..............      --       --      397
  Dividends on common stock...............................      --      (13)     (13)
  Debt issuance costs.....................................      --      (13)      (6)
  Other, net..............................................      --       10        5
                                                            ------   ------   ------
Net cash provided by financing activities.................     225    1,611      780
                                                            ------   ------   ------
Change in cash and cash equivalents.......................     150       89     (104)
Cash and cash equivalents, beginning of year..............     357      268      372
                                                            ------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $  507   $  357   $  268
                                                            ======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $  129   $   73   $   48
                                                            ======   ======   ======
     Income tax...........................................  $  (85)  $   --   $  143
                                                            ======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed....................................  $   --   $  321   $   40
       Less: liabilities disposed.........................      --      236        3
                                                            ------   ------   ------
       Net assets disposed................................      --       85       37
       Less: cash disposed................................      --        5       --
                                                            ------   ------   ------
       Business dispositions, net of cash disposed........  $   --   $   80   $   37
                                                            ======   ======   ======
     Return of capital to parent from sale of subsidiary..  $   --   $   (9)  $   --
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in forty-nine states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

     On May 1, 2006, the Company sold its wholly-owned subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife. Immediately following the sale, Paragon was merged with and into MLIC. Paragon is included in the accompanying consolidated financial statements until the date of its sale. See Note 2.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"). Intercompany accounts and transactions have been eliminated.

     General American owned approximately 52% of RGA in 2007 and 53% in 2006 and 2005. See Note 14.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,534 million and $1,347 million at December 31, 2007 and 2006, respectively.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2007 presentation. Such reclassifications include $850 million relating to long-term debt reclassified to collateral financing arrangements on the consolidated balance sheet at December 31, 2006 and the consolidated statement of cash flows for the year ended December 31, 2006. See Note 10 for a description of the transaction.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix)  accounting for reinsurance transactions;

          (x)   accounting for employee benefit plans; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income. Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses) or interest credited to policyholder balances. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) or interest credited to policyholder balances. Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) or interest credited to policyholder account balances, if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $106 million and $105 million at December 31, 2007 and 2006, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $71 million at both December 31, 2007 and 2006, respectively. Related depreciation and amortization expense was $7 million for each of the years ended December 31, 2007, 2006 and 2005.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $59 million and $56 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $37 million and $30 million at December 31, 2007 and 2006, respectively. Related amortization expense was $7 million, $6 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts, future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3% to 7%.

     Participating business represented approximately 30% and 31% of General American's life insurance in-force, and 52% and 56% of the number of its life insurance policies in-force, at December 31, 2007 and 2006, respectively. Participating policies represented approximately 95%, 99% and 98% of gross life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively. Total premiums for General American were $302 million, $299 million and $311 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments and (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges, and withdrawals.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either a separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 13) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in Statement of Financial Accounting Standards ("SFAS") No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $6 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. See also Note 13.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of ($5) million, net of income tax of ($3) million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 15.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133"), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

            (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

            (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

            (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. While the Company does not expect such changes in valuation to have a material impact on the Company's financial statements at January 1, 2008, the addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

     On May 1, 2006, the Company sold Paragon to its ultimate parent, MetLife. The Company received consideration of $71 million, net of cash sold of $5 million. Immediately following the sale, MetLife merged Paragon with and into MLIC. The amount received below book value was recorded as a return of capital to MLIC of $9 million. Total assets and total liabilities of Paragon at December 31, 2005 were $727 million and $643 million, respectively. Total revenues of Paragon included in the Company's consolidated revenues were $23 million and $61 million for the years ended December 31, 2006 and 2005, respectively.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to MLIC for consideration of $44 million. The amount received above book value was recorded as a capital contribution from MLIC of $7 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were less than $1 million for the year ended December 31, 2005.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $ 5,940    $  129   $163     $ 5,906     34.1%
Foreign government securities.........     2,486       868      8       3,346     19.3
Residential mortgage-backed
  securities..........................     3,142        25     26       3,141     18.2
Foreign corporate securities..........     1,986       170     39       2,117     12.2
Commercial mortgage-backed
  securities..........................     1,517        20     19       1,518      8.8
Asset-backed securities...............       820         2     48         774      4.5
U.S. Treasury/agency securities.......       372        14     --         386      2.2
State and political subdivision
  securities..........................        56        --      1          55      0.3
Other fixed maturity securities.......       103        --     29          74      0.4
                                         -------    ------   ----     -------    -----
  Total fixed maturity securities.....   $16,422    $1,228   $333     $17,317    100.0%
                                         =======    ======   ====     =======    =====
Non-redeemable preferred stocks.......   $   159    $    2   $ 21     $   140     83.3%
Common stocks.........................        28        --     --          28     16.7
                                         -------    ------   ----     -------    -----
  Total equity securities.............   $   187    $    2   $ 21     $   168    100.0%
                                         =======    ======   ====     =======    =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                       DECEMBER 31, 2006
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $ 5,714    $  153   $ 71     $ 5,796     35.9%
Foreign government securities.........     1,947       687      5       2,629     16.3
Residential mortgage-backed
  securities..........................     3,158        13     33       3,138     19.5
Foreign corporate securities..........     1,519       153     13       1,659     10.3
Commercial mortgage-backed
  securities..........................     1,259        14     14       1,259      7.8
Asset-backed securities...............       854         4      2         856      5.3
U.S. Treasury/agency securities.......       657         3      5         655      4.1
State and political subdivision
  securities..........................        72         1      1          72      0.4
Other fixed maturity securities.......       102        --     32          70      0.4
                                         -------    ------   ----     -------    -----
  Total fixed maturity securities.....   $15,282    $1,028   $176     $16,134    100.0%
                                         =======    ======   ====     =======    =====
Non-redeemable preferred stocks.......   $   191    $    4   $  2     $   193     91.9%
Common stocks.........................        14         3     --          17      8.1
  Total equity securities.............   $   205    $    7   $  2     $   210    100.0%
                                         =======    ======   ====     =======    =====



     The Company held foreign currency derivatives with notional amounts of $839 million and $670 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $285 million and $349 million, respectively, and unrealized losses of $28 million and less than $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding table. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 27% was guaranteed by financial guarantors who remain Aaa rated through March 2008. Overall, at December 31, 2007, $729 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $375 million, $227 million and $127 million at December 31, 2007, are included within asset-backed securities, corporate securities and state and political subdivision securities, respectively, and 86% were guaranteed by financial guarantors who remained Aaa rated through March 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $488 million and $452 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of $4 million and $18 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were less than $1 million at December 31, 2007. There were no non-income producing fixed maturity securities at December 31, 2006. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at December 31, 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $   269      $   276     $   326      $   331
Due after one year through five years...     2,290        2,348       2,052        2,103
Due after five years through ten years..     2,615        2,668       2,649        2,680
Due after ten years.....................     5,769        6,592       4,984        5,767
                                           -------      -------     -------      -------
  Subtotal..............................    10,943       11,884      10,011       10,881
Mortgage-backed and other asset-backed
  securities............................     5,479        5,433       5,271        5,253
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $16,422      $17,317     $15,282      $16,134
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Proceeds............................................  $2,572   $3,989   $5,608
Gross investment gains..............................  $   36   $   47   $   99
Gross investment losses.............................  $  (59)  $  (67)  $  (65)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                  DECEMBER 31, 2007
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........    $1,914        $105        $1,048        $ 58        $2,962        $163
Foreign government securities......       231           3           101           5           332           8
Residential mortgage-backed
  securities.......................       690          14           705          12         1,395          26
Foreign corporate securities.......       510          23           254          16           764          39
Commercial mortgage-backed
  securities.......................       154           6           529          13           683          19
Asset-backed securities............       557          37           117          11           674          48
U.S. Treasury/agency securities....         1          --            --          --             1          --
State and political subdivision
  securities.......................        28           1            15          --            43           1
Other fixed maturity securities....        74          29            --          --            74          29
                                       ------        ----        ------        ----        ------        ----
  Total fixed maturity securities..    $4,159        $218        $2,769        $115        $6,928        $333
                                       ======        ====        ======        ====        ======        ====
Equity securities..................    $   92        $ 19        $   15        $  2        $  107        $ 21
                                       ======        ====        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position.........     1,160                       607
                                       ======                    ======




                                                                  DECEMBER 31, 2006
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........    $1,397         $19        $1,322        $ 52        $2,719        $ 71
Foreign government securities......       267           4            31           1           298           5
Residential mortgage-backed
  securities.......................       855           7         1,267          26         2,122          33
Foreign corporate securities.......       407           8           139           5           546          13
Commercial mortgage-backed
  securities.......................       319           1           508          13           827          14
Asset-backed securities............       272           1            60           1           332           2
U.S. Treasury/agency securities....       458           4            60           1           518           5
State and political subdivision
  securities.......................        29          --            13           1            42           1
Other fixed maturity securities....        71          32            --          --            71          32
                                       ------         ---        ------        ----        ------        ----
  Total fixed maturity securities..    $4,075         $76        $3,400        $100        $7,475        $176
                                       ======         ===        ======        ====        ======        ====
Equity securities..................    $   49         $ 1        $   16        $  1        $   65        $  2
                                       ======         ===        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position.........       907                       676
                                       ======                    ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $2,388     $159       $ 94       $43       550        88
Six months or greater but less than nine
  months................................     1,243       10         64         3       340         8
Nine months or greater but less than
  twelve months.........................       715       --         40        --       186        --
Twelve months or greater................     2,864       10        107         3       595         4
                                            ------     ----       ----       ---
  Total.................................    $7,210     $179       $305       $49
                                            ======     ====       ====       ===




                                                                DECEMBER 31, 2006
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $3,369      $ 8       $ 58       $ 2       621         4
Six months or greater but less than nine
  months................................       184       --          3        --        78        --
Nine months or greater but less than
  twelve months.........................       640       --         14        --       204        --
Twelve months or greater................     3,516        1        101        --       675         1
                                            ------      ---       ----       ---
  Total.................................    $7,709      $ 9       $176       $ 2
                                            ======      ===       ====       ===



     At December 31, 2007 and 2006, $305 million and $176 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $49 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $49 million, $43 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 22% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity and equity securities with a gross unrealized loss at December 31, 2007 of greater than $10 million. The Company held one fixed maturity security with a gross unrealized loss at December 31, 2006 of equal to or greater than $10 million. This security represented 6%, or $10 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2007 and 2006, the Company had $354 million and $178 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
U.S. corporate securities....................................    46%    40%
Asset-backed securities......................................    14      1
Foreign corporate securities.................................    11      7
Residential mortgage-backed securities.......................     7     19
Commercial mortgage-backed securities........................     5      8
Other........................................................    17     25
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Finance......................................................    37%    11%
Asset-backed.................................................    14      1
Mortgage-backed..............................................    12     27
Utility......................................................     8     13
Industrial...................................................     6     16
Government...................................................     2      6
Other........................................................    21     26
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,372 million and $1,566 million and an estimated fair value of $1,392 million and $1,587 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,434 million and $1,640 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND HELD IN TRUST AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,368 million and $1,009 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had a cost or amortized cost of $2,307 million and $2,228 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as
collateral for various derivative transactions as described in            Note
4.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $1,033      96%     $925       95%
Agricultural mortgage loans...................      42       4        46        5
                                                ------     ---      ----      ---
  Total.......................................   1,075     100%      971      100%
                                                           ===                ===
Less: Valuation allowances....................       2                --
                                                ------              ----
  Mortgage loans on real estate...............  $1,073              $971
                                                ======              ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2007, 22%, 12% and 7% of the value of the Company's mortgage loans on real estate were collateralized by property located in California, Florida and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2007      2006      2005
                                                         ----      ----      ----
                                                               (IN MILLIONS)
Balance at January 1,..................................   $--       $ 1       $ 3
Additions..............................................     2        --        --
Deductions.............................................    --        (1)       (2)
                                                          ---       ---       ---
Balance at December 31,................................   $ 2       $--       $ 1
                                                          ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $6     $ 6
Less: Valuation allowances on impaired loans.................    2      --
                                                                --     ---
  Impaired loans.............................................   $4     $ 6
                                                                ==     ===



     The average investment on impaired loans was $6 million, $1 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Real estate..................................................  $ 68   $ 68
Accumulated depreciation.....................................   (16)   (14)
                                                               ----   ----
Net real estate..............................................    52     54
Real estate joint ventures...................................     3      2
                                                               ----   ----
  Total real estate holdings.................................  $ 55   $ 56
                                                               ====   ====



     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $2 million, $1 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $37       67%      $37       66%
Industrial....................................     16       29        17       30
Retail........................................      2        4         2        4
                                                  ---      ---       ---      ---
  Total real estate holdings..................    $55      100%      $56      100%
                                                  ===      ===       ===      ===



     The Company's real estate holdings are located in the United States. At December 31, 2007, 95% of the Company's real estate holdings were located in California.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $33 million and $20 million at December 31, 2007 and 2006, respectively. Included within other limited partnership interests at December 31, 2007 are $9 million of hedge funds. The Company had no hedge funds included within other limited partnership interests at December 31, 2006. For the year ended December 31, 2007, net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES income from other limited partnership interests included a loss of less than $1 million, related to hedge funds. The Company did not have net investment income from other limited partnership interests related to hedge funds for the years ended December 31, 2006 and 2005.

  FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $4,508 million and $3,806 million at December 31, 2007 and 2006, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $  951   $  864   $  772
Equity securities...................................      15       16       11
Mortgage loans on real estate.......................      65       63       75
Policy loans........................................     164      154      159
Real estate and real estate joint ventures..........      11       12       11
Other limited partnership interests.................      (4)      (1)      (5)
Cash, cash equivalents and short-term investments...      29       17       11
Interest on funds held at interest..................     277      257      192
Other...............................................      16       16        9
                                                      ------   ------   ------
  Total investment income...........................   1,524    1,398    1,235
Less: Investment expenses...........................     105       96       64
                                                      ------   ------   ------
  Net investment income.............................  $1,419   $1,302   $1,171
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, there was no affiliated net investment income related to fixed maturity securities. For the year ended December 31, 2005, affiliated net investment income related to fixed maturity securities was less than $1 million and is included in the table above. For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $5 million are included in the table above. For the year ended December 31, 2005, there were no affiliated investment expenses. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $ (32)  $(27)  $ 32
Equity securities......................................     --      6     --
Mortgage loans on real estate..........................     (2)     1     10
Real estate and real estate joint ventures.............      1     --      4
Derivatives............................................   (257)     8    (15)
Other..................................................     22     (2)    26
                                                         -----   ----   ----
  Net investment gains (losses)........................  $(268)  $(14)  $ 57
                                                         =====   ====   ====



     For the years ended December 31, 2007 and 2005, affiliated net investment gains of less then $1 million and $29 million, respectively, are included in the table above. There were no affiliated net investment gains (losses) for the year ended December 31, 2006.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $9 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $ 893   $ 852   $ 997
Equity securities....................................    (19)      5       2
Derivatives..........................................     (2)     (2)     (2)
Minority interest....................................   (150)   (159)   (171)
Other................................................    (28)    (20)    (39)
                                                       -----   -----   -----
  Subtotal...........................................    694     676     787
                                                       -----   -----   -----
Amounts allocated from DAC and VOBA..................    (97)    (27)    (45)
Deferred income tax..................................   (249)   (280)   (311)
                                                       -----   -----   -----
  Subtotal...........................................   (346)   (307)   (356)
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $ 348   $ 369   $ 431
                                                       =====   =====   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2007    2006   2005
                                                        ----   -----   ----
                                                           (IN MILLIONS)
Balance, January 1,...................................  $369   $ 431   $356
Unrealized investment gains (losses) during the year..    18    (111)    94
Unrealized gains (losses) relating to:
  DAC and VOBA........................................   (70)     18     42
  Deferred income tax.................................    31      31    (61)
                                                        ----   -----   ----
Balance, December 31,.................................  $348   $ 369   $431
                                                        ====   =====   ====
Net change in unrealized investment gains (losses)....  $(21)  $ (62)  $ 75
                                                        ====   =====   ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Other limited partnership interest(3)..................    $    7        $ 5
Trust preferred securities(4)..........................     5,275         67
                                                           ------        ---
  Total................................................    $5,282        $72
                                                           ======        ===



--------

   (1) The assets of the other limited partnership interests and trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests and trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (4) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $224 million and $238 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $15 million, $4 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2007     2006     2005
                                                          ----     ----     ----
                                                               (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................      $19      $--     $536
Amortized cost of assets transferred to affiliates...      $19      $--     $501
Net investment gains (losses) recognized on
  transfers..........................................      $--      $--     $ 35
Estimated fair value of assets transferred from
  affiliates.........................................      $10      $--     $382


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                                  DECEMBER 31, 2007                 DECEMBER 31, 2006
                                           -------------------------------   -------------------------------
                                                         CURRENT MARKET                    CURRENT MARKET
                                                          OR FAIR VALUE                     OR FAIR VALUE
                                           NOTIONAL   --------------------   NOTIONAL   --------------------
                                            AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                           --------   ------   -----------   --------   ------   -----------
                                                                    (IN MILLIONS)
Interest rate swaps......................   $  422      $38        $ 1        $  359      $29        $ 2
Financial futures........................      213        1          2           213        2         --
Foreign currency swaps...................      226       --         11            31       --          4
Foreign currency forwards................      815       38         --           643       20         --
Financial forwards.......................       --       --         --            --       --          1
Credit default swaps.....................      395        1          2           241       --         --
                                            ------      ---        ---        ------      ---        ---
  Total..................................   $2,071      $78        $16        $1,487      $51        $ 7
                                            ======      ===        ===        ======      ===        ===



     The above table does not include notional amounts for equity futures and equity variance swaps. At December 31, 2007, the Company owned 160 equity futures. The Company did not own equity futures at December 31, 2006. Fair values of equity futures are included in financial futures in the preceding table. At both December 31, 2007 and 2006, the Company owned 4,500 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                          ------------------------------------------------------------------------------------
                                               AFTER ONE YEAR      AFTER FIVE YEARS
                          ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                          ----------------   ------------------   -----------------   ---------------   ------
                                                              (IN MILLIONS)
Interest rate swaps.....       $   18               $ 91                 $ 66               $247        $  422
Financial futures.......          213                 --                   --                 --           213
Foreign currency swaps..           --                  5                   20                201           226
Foreign currency
  forwards..............          807                 --                   --                  8           815
Credit default swaps....           --                147                   23                225           395
                               ------               ----                 ----               ----        ------
  Total.................       $1,038               $243                 $109               $681        $2,071
                               ======               ====                 ====               ====        ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Fair value......................   $   17      $--        $ 1        $    3      $--        $--
Cash flow.......................        4       --         --             9       --         --
Foreign operations..............      197       --          5            --       --         --
Non-qualifying..................    1,853       78         10         1,475       51          7
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,071      $78        $16        $1,487      $51        $ 7
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2007, 2006 and 2005.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $3 million, $3 million, and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Changes in the fair value of derivatives..............   $(1)      $--       $--
Changes in the fair value of the items hedged.........     1        --        --
                                                         ---       ---       ---
Net ineffectiveness of fair value hedging activities..   $--       $--       $--
                                                         ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized an insignificant amount in net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     For the years ended December 31, 2007 and 2006, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. For the year ended December 31, 2005, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million. At December 31, 2007, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million.

     At December 31, 2007, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2007, 2006 and 2005.

     The Company's consolidated statement of stockholder's equity for the year ended December 31, 2007 includes gains (losses) of ($5) million related to foreign currency contracts used to hedge its net investments in foreign operations. The Company did not record any gains (losses) on foreign currency contracts for the years ended December 31, 2006 and 2005. At December 31, 2007, the cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income related to these hedges was approximately ($5) million. There was no foreign currency translation gain (loss) recorded in 2006. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(iv) equity variance swaps, equity futures and interest rate futures to economically hedge liabilities embedded in certain variable annuity products; and (v) credit default swaps to synthetically create investments.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2007      2006      2005
                                                      -----      ----      ----
                                                            (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives.......................................  $(110)      $(3)     $(34)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include modified coinsurance contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivatives assets..................................  $ 66    $57
Embedded derivatives liabilities.............................  $628    $52


     The following table presents changes in fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)..........................  $(150)  $  7   $  7
Interest credited to policyholder account balances.....  $ (66)  $(80)  $(45)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $4 million and $2 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company has exchange traded futures, which require the pledging of collateral. At both December 31, 2007 and 2006, the Company pledged collateral of $2 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC    VOBA    TOTAL
                                                      ------   ----   ------
                                                           (IN MILLIONS)
Balance at January 1, 2005..........................  $2,617   $648   $3,265
  Capitalizations...................................     649     --      649
                                                      ------   ----   ------
     Subtotal.......................................   3,266    648    3,914
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      12      2       14
     Unrealized investment gains (losses)...........     (28)   (14)     (42)
     Other expenses.................................     652     31      683
                                                      ------   ----   ------
       Total amortization...........................     636     19      655
                                                      ------   ----   ------
  Less: Dispositions and other......................     120     --      120
                                                      ------   ----   ------
Balance at December 31, 2005........................   2,510    629    3,139
  Capitalizations...................................     761     --      761
                                                      ------   ----   ------
     Subtotal.......................................   3,271    629    3,900
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................       2     (2)      --
     Unrealized investment gains (losses)...........      (3)   (15)     (18)
     Other expenses.................................     570    (15)     555
                                                      ------   ----   ------
          Total amortization........................     569    (32)     537
                                                      ------   ----   ------
  Less: Dispositions and other......................     (52)    27      (25)
                                                      ------   ----   ------
Balance at December 31, 2006........................   2,754    634    3,388
  Effect of SOP 05-1 adoption.......................      (3)    (5)      (8)
  Capitalizations...................................     810     --      810
                                                      ------   ----   ------
     Subtotal.......................................   3,561    629    4,190
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................    (112)    (2)    (114)
     Unrealized investment gains (losses)...........      (1)    71       70
     Other expenses.................................     644     12      656
                                                      ------   ----   ------
          Total amortization........................     531     81      612
                                                      ------   ----   ------
  Less: Dispositions and other......................     (72)    --      (72)
                                                      ------   ----   ------
Balance at December 31, 2007........................  $3,102   $548   $3,650
                                                      ======   ====   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $39 million in 2008, $33 million in 2009, $33 million in 2010, $35 million in 2011 and $36 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $131   $134
Dispositions and other, net.................................    --     (3)
                                                              ----   ----
Balance at December 31,.....................................  $131   $131
                                                              ====   ====



7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                      DECEMBER 31,
                                -------------------------------------------------------
                                                       POLICYHOLDER          OTHER
                                  FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                     BENEFITS            BALANCES            FUNDS
                                -----------------   -----------------   ---------------
                                  2007      2006      2007      2006     2007     2006
                                -------   -------   -------   -------   ------   ------
                                                     (IN MILLIONS)
Group life....................  $    34   $    39   $    --   $    --   $    1   $    1
Retirement & savings..........       35        36        42        65       --       --
Non-medical health & other....      329       352        --        --        5        4
Traditional life..............    4,596     4,616        --        --      118      113
Universal variable life.......       64        65     3,079     3,069       58       59
Annuities.....................       87        76       886       926       --       --
Reinsurance...................    6,159     5,140     6,657     6,212    2,297    1,978
Other.........................      (19)      (33)      127       126       13       47
                                -------   -------   -------   -------   ------   ------
  Total.......................  $11,285   $10,291   $10,791   $10,398   $2,492   $2,202
                                =======   =======   =======   =======   ======   ======



     Affiliated future policy benefits, included in the table above, were less than $1 million at both December 31, 2007 and 2006. Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2007 and 2006. Affiliated other policyholder funds, included in the table above, were ($227) million and ($163) million at December 31, 2007 and 2006, respectively.

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,020 million and $1,997 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $77 million and $213 million at December 31, 2007 and 2006, respectively. The average interest rate credited on these contracts was 4.14% and 4.02% at December 31, 2007 and 2006, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $57 million, $84 million and $113 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     RGA issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2007, 2006 and 2005, there were no new issuances by RGA under the GIC program. During the years ended December 31, 2007, 2006 and 2005, RGA repaid $5 million, $3 million and $23 million, respectively, of GICs under this program. At December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $15 million and $17 million, respectively. During each of the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which is included in interest credited to policyholder account balances, was $1 million.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                           DECEMBER 31,
                                -----------------------------------------------------------------
                                              2007                              2006
                                -------------------------------   -------------------------------
                                IN THE EVENT OF         AT        IN THE EVENT OF         AT
                                     DEATH        ANNUITIZATION        DEATH        ANNUITIZATION
                                ---------------   -------------   ---------------   -------------
                                                          (IN MILLIONS)
ANNUITY CONTRACTS (1)
TWO TIER ANNUITIES
  General account value.......           N/A        $     286              N/A        $     296
  Net amount at risk (2)......           N/A        $      51(4)           N/A        $      53(4)
  Average attained age of
     contractholders..........           N/A         60 years              N/A         58 years


                                                           DECEMBER 31,
                                -----------------------------------------------------------------
                                              2007                              2006
                                -------------------------------   -------------------------------
                                   SECONDARY         PAID UP         SECONDARY         PAID UP
                                   GUARANTEES       GUARANTEES       GUARANTEES       GUARANTEES
                                ---------------   -------------   ---------------   -------------
                                                          (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE
  CONTRACTS (1)
Account value (general and
  separate account)...........     $   1,107              N/A        $   1,024              N/A
Net amount at risk (2)........     $  18,250(3)           N/A        $  19,066(3)           N/A
Average attained age of
  policyholders...............      57 years              N/A         56 years              N/A


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                                 VARIABLE LIFE
                                                                   CONTRACTS
                                                                 -------------
                                                    ANNUITY
                                                   CONTRACTS
                                                 -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2005.....................       $ 7             $ 5         $12
Incurred guaranteed benefits...................        --               1           1
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2005...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2006...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2007...................       $ 7             $ 6         $13
                                                      ===             ===         ===



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Mutual Fund Groupings
  Equity.....................................................   $18    $16
  Bond.......................................................     1      1
  Balanced...................................................     2     --
  Money Market...............................................     2      3
                                                                ---    ---
     Total...................................................   $23    $20
                                                                ===    ===



8.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Direct premiums.....................................  $  412   $  415   $  445
Reinsurance assumed.................................   5,575    4,737    4,222
Reinsurance ceded...................................    (769)    (505)    (488)
                                                      ------   ------   ------
Net premiums........................................  $5,218   $4,647   $4,179
                                                      ======   ======   ======
Reinsurance recoverables netted against policyholder
  benefits and claims...............................  $  372   $  375   $  321
                                                      ======   ======   ======



     Reinsurance assumed premiums for the years ended December 31, 2007, 2006 and 2005 include $5,394 million, $4,735 million and $4,220 million, respectively, from RGA, a life reinsurer.

     Reinsurance recoverables, included in premiums and other receivables, were $1,246 million and $1,137 million at December 31, 2007 and 2006, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $331 million and $245 million at December 31, 2007 and 2006, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Exeter Reassurance Company, Ltd. ("Exeter Re"), MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI USA"), Metropolitan Tower Life Insurance Company, New England Life Insurance Company, MLIC and Missouri Reinsurance (Barbados), Inc. ("Missouri Re"), all of which are related parties. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $760 million and $227 million, respectively. At December 31, 2006, comparable assets and liabilities were $653 million and $171 million, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects the related party reinsurance information recorded in income for the:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Assumed premiums.......................................  $129   $129   $129
Assumed benefits, included in policyholder benefits and
  claims...............................................  $194   $155   $174
Assumed benefits, included in policyholder dividends...  $  9   $  7   $  6
Assumed acquisition costs, included in other expenses..  $ --   $  1   $ --
Ceded premiums.........................................  $ 80   $ 85   $108
Ceded fees, included in universal life and investment-
  type product policy fees.............................  $ 65   $ 90   $260
Interest earned on ceded reinsurance, included in other
  revenues.............................................  $  2   $  2   $  5
Ceded benefits, included in policyholder benefits and
  claims...............................................  $ 25   $ 10   $ 90
Ceded benefits, included in interest credited to
  policyholder account balances........................  $ 58   $ 54   $ 54
Ceded benefits, included in policyholder dividends.....  $  9   $  7   $  6
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $  5   $ 45   $106


     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Re. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri Re and $276 million in assets representing the liabilities on this treaty were transferred from Missouri Re to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in-force block of business to MLI USA. This agreement covers certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. The agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company realized a gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $121 million, $119 million and $192 million and ceded benefits and related costs of $86 million, $98 million and $143 million for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2007 and 2006 were $1,096 million and $1,020 million, respectively.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Re. This agreement ceded, on a modified coinsurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. For the year ended December 31, 2005, the final treaty settlement resulted in a pre-tax gain of $1 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

     Long-term debt and short-term debt -- affiliated outstanding is as follows:

                                        INTEREST RATES                      DECEMBER
                                   ------------------------                   31,
                                                   WEIGHTED               -----------
                                       RANGE        AVERAGE    MATURITY   2007   2006
                                   -------------   --------   ---------   ----   ----
                                                                              (IN
                                                                           MILLIONS)
Senior notes.....................  5.63% - 6.75%     6.08%    2011-2017   $497   $200
Fixed rate notes.................      7.25%         7.25%       2008       30    107
Surplus notes....................      7.63%         7.63%       2024      100    100
Other notes......................     8% - 12%       9.44%    2009-2016      1      1
                                                                          ----   ----
Total long-term debt.............                                          628    408
Total short-term
  debt -- affiliated.............                                           50     --
                                                                          ----   ----
  Total..........................                                         $678   $408
                                                                          ====   ====



     The aggregate maturities of long-term debt as of December 31, 2007 for the next five years are $30 million in 2008, less than $1 million in 2009, less than $1 million in 2010, $200 million in 2011, less than $1 million in 2012 and $398 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes and other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

  SENIOR NOTES

     In March 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625%, payable semiannually. RGA used $50 million of the net proceeds of the offering to repay existing debt during the year ended December 31, 2007.

     RGA repaid a $100 million 7.25% senior note which matured in April 2006.

  SHORT-TERM DEBT -- AFFILIATED

     On December 31, 2007, MetLife Credit Corp., an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $42 million, $30 million and $35 million for the years ended December 31, 2007, 2006 and 2005, respectively, and does not include interest expense on collateral financing arrangements, junior subordinated debt securities or shares subject to mandatory redemption. See Notes 10, 11, and 12.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. RGA maintains committed and unsecured credit facilities aggregating $824 million as of December 31, 2007. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. Information on these credit facilities as of December 31, 2007 is as follows:

                                                                      LETTER OF
                                                                        CREDIT                   UNUSED
BORROWER(S)                                EXPIRATION      CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                                ----------      --------   ---------   ---------   -----------
                                                                  (IN MILLIONS)
Reinsurance Group of America,
  Incorporated.......................  May 2008              $ 30        $ --        $30          $ --
Reinsurance Group of America,
  Incorporated.......................  September 2012(1)      750         406         --           344
Reinsurance Group of America,
  Incorporated.......................  March 2011              44          --         --            44
                                                             ----        ----        ---          ----
  Total..............................                        $824        $406        $30          $388
                                                             ====        ====        ===          ====



--------

   (1) In September 2007, RGA and certain of its subsidiaries entered into a credit agreement with various financial institutions. Under the credit agreement, RGA may borrow and obtain letters of credit for general corporate purposes for its own account or for the account of its subsidiaries with an overall credit facility amount of up to $750 million. The credit agreement replaced a former credit agreement in the amount of up to $600 million which was scheduled to expire on September 29, 2010.

     Committed Facilities. Information on committed facilities as of December 31, 2007 is as follows:

                                                                    LETTER OF
                                                                      CREDIT       UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)      EXPIRATION    CAPACITY   DRAWDOWNS   ISSUANCES   COMMITMENTS    (YEARS)
-------------------------     ------------   --------   ---------   ---------   -----------   --------
                                                            (IN MILLIONS)
Timberlake Financial
  L.L.C. ...................  June 2036(1)    $1,000       $850        $--          $150         29
                                              ======       ====        ===          ====



--------

   (1) As described in Note 10, RGA may, at its option, offer up to $150 million of additional notes under this facility in the future.

     Letters of Credit. At December 31, 2007, the Company had outstanding $482 million in letters of credit from various financial institutions, of which $406 million were part of credit facilities. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

10.  COLLATERAL FINANCING ARRANGEMENTS

     In June 2006, Timberlake Financial L.L.C. ("Timberlake Financial"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036 in a private placement. Interest on the notes accrues at an annual rate of 1-month LIBOR plus 29 basis points payable monthly. The payment of interest and principal on the notes is insured through a financial guaranty insurance policy with a third party. The notes represent senior, secured indebtedness of Timberlake Financial with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. In order to make payments of principal and interest on the notes, Timberlake Financial will rely upon the receipt of interest and principal payments on surplus notes and dividend payments from its wholly-owned subsidiary, Timberlake Reinsurance Company II ("Timberlake Re"), a South Carolina captive insurance company. The ability of Timberlake Re to make interest and principal payments on the surplus note and dividend payments to Timberlake Financial is contingent upon South Carolina regulatory approval and the performance of specified term life insurance policies with guaranteed level premiums retroceded by RGA's subsidiary, RGA Reinsurance Company ("RGA Reinsurance"), to Timberlake Re.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds from the offering of the notes, along with a $113 million direct investment by RGA, collateralize the notes and are not available to satisfy the general obligations of RGA or the Company. Most of these assets were placed in a trust and provide long-term collateral as support for statutory reserves required by U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX) on term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance. The trust is consolidated by Timberlake Re which in-turn is consolidated by Timberlake Financial. Timberlake Financial is considered to be a VIE and RGA is considered to be the primary beneficiary. As such, the results of Timberlake Financial have been consolidated by RGA and ultimately by the Company.

     At December 31, 2007, the Company held assets in trust of $899 million associated with the transaction. In addition, the Company held $50 million in custody as of December 31, 2007. The Company's consolidated balance sheets include the assets of Timberlake Financial recorded as fixed maturity securities and other invested assets, which consists of the restricted cash and cash equivalents held in custody. The Company's consolidated statements of income include the investment returns on the assets held as collateral as investment income and the interest on the notes is included as a component of other expenses.

     Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the estimated life of the notes. Total interest expense was $52 million and $26 million for the years ended December 31, 2007 and 2006, respectively.

11.  JUNIOR SUBORDINATED DEBENTURES

     In December 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date, December 15, 2015. The debentures may be redeemed (i) in whole or in part, at any time on or after December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in whole or in part, prior to December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price. In the event the debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Upon an optional or mandatory deferral of interest payments, RGA is generally not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. Interest compounds during periods of deferral. Issuance costs associated with the offering of the debentures of $6 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the period from the issuance date of the debentures until their scheduled redemption. Interest expense on the debentures was $27 million, $27 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

12. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "RGA Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of: (i) a preferred security issued by the RGA Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the RGA Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2007 and 2006. Interest expense on these instruments is included in other expenses and was $13 million for each of the years ended December 31, 2007, 2006 and 2005.

13.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007    2006   2005
                                                         ----   -----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(41)  $(154)  $ 23
  Foreign..............................................    60      41     70
                                                         ----   -----   ----
  Subtotal.............................................    19    (113)    93
                                                         ----   -----   ----
Deferred:
  Federal..............................................    93     228    (31)
  Foreign..............................................    11      10      4
                                                         ----   -----   ----
  Subtotal.............................................   104     238    (27)
                                                         ----   -----   ----
Provision for income tax...............................  $123   $ 125   $ 66
                                                         ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $113     $125      $72
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.......    (2)      (2)      (2)
  Tax-exempt investment income........................     2       (2)      (1)
  State and local income taxes........................    --        1        1
  Prior year tax......................................     8       (2)      (2)
  Valuation allowance for carryforward items..........     1       --       (2)
  Other, net..........................................     1        5       --
                                                        ----     ----      ---
Provision for income tax..............................  $123     $125      $66
                                                        ====     ====      ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            2007      2006
                                                           ------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Employee benefits......................................  $   64   $    35
  Investments............................................      --        27
  Loss and credit carryforwards..........................     334       781
  Other..................................................      13        71
                                                           ------   -------
                                                              411       914
  Less: Valuation allowance..............................       8         5
                                                           ------   -------
                                                              403       909
                                                           ------   -------
Deferred income tax liabilities:
  DAC....................................................     885     1,141
  Liability for future poicy benefits....................      27       486
  Investments............................................     200        --
  Net unrealized investment gains........................     249       280
  Other..................................................      15        24
                                                           ------   -------
                                                            1,376     1,931
                                                           ------   -------
Net deferred income tax liability........................  $ (973)  $(1,022)
                                                           ======   =======



     The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries, except for RGA International Reinsurance Company Ltd. and RGA Global Reinsurance Company, Ltd., because the Company considers these earnings to be permanently reinvested and does not expect these earnings to be repatriated in the foreseeable future.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2007, and 2006, a valuation allowance for deferred tax assets of approximately $8 million and $5 million respectively, was provided on the foreign tax credits, net operating and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings,

     RGA Financial Products Limited, RGA UK Services Limited, and RGA Reinsurance Company. At December 31, 2007 the Company's subsidiaries had net operating loss carryforwards of $932 million, which begin to expire in 2019, capital loss carryforwards of $11 million, which begin to expire in 2010, and tax credit carryforwards of $4 million, which begin to expire in 2009. The remaining loss carryforwards and tax credit carryforwards are expected to be utilized during the period allowed.

     Effective January 1, 2006, General American joined with MetLife and its includable affiliates in filing a federal income tax return. General American participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $120 million and $238 million as of December 31, 2007 and 2006, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. General American is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which General American has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, General American is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 tax year is no longer subject to audit. In the first quarter of 2005, the IRS commenced an examination of General American's U.S. income tax returns for 2001 and 2002 that is anticipated to be completed in 2008.

     RGA files income tax returns with the U.S. federal government and various state and non U.S. jurisdictions. RGA is under continuous examination by the IRS and is subject to audit by taxing authorities in other non U.S. jurisdictions in which RGA has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, RGA is no longer subject to U.S. federal, state and non U.S. income tax examinations by tax authorities for years prior to 2003.

     As a result of the implementation of FIN 48, the Company recognized a $6 million increase in the liability for unrecognized tax benefits, and a $5 million increase in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $217 million. The Company reclassified, at adoption, $41 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $170 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $47 million. The Company also had $33 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $222 million, an increase of $5 million from the date of adoption, and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $52 million. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............         $217
Reductions for tax positions of prior years...............           (6)
Additions for tax positions of current year...............           15
Lapses of statutes of limitations.........................           (4)
                                                                   ----
Balance at December 31, 2007..............................         $222
                                                                   ====



     During the year ended December 31, 2007, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $38 million of accrued interest associated with the liability for unrecognized tax benefits. The $5 million increase from the date of adoption in accrued interest resulted from an increase of $19 million of interest expense and a decrease of $14 million primarily related to effectively settled positions.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

14.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company and its affiliates continue to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company and its affiliates' marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, state insurance regulatory authorities or other federal, state or industry authorities may conduct investigations or make inquiries, such as information requests, subpoenas, or books and records examinations, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $4 million and $5 million, respectively. The related asset for premium tax offsets was $3 million at both December 31, 2007 and 2006 for undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintained at both December 31, 2007 and 2006, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2008...............................................    $7        $ 4        $ 9
2009...............................................    $4        $ 4        $ 8
2010...............................................    $3        $--        $ 7
2011...............................................    $2        $--        $ 4
2012...............................................    $2        $--        $ 4
Thereafter.........................................    $1        $--        $11


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $164 million and $34 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $5 million and $20 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. At December 31, 2007, there were no unfunded commitments. The amount of these unfunded commitments was $11 million at December 31, 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMMITMENTS

     In December 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $106 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2007, the Company did not record any liabilities for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at both December 31, 2007 and 2006.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $3 million at December 31, 2007. The credit default swaps expire at various times during the next five years.

15.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, for each account balance. The majority of the plan's obligation is calculated using the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $7 million, $8 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, General American's share of other postretirement expense was less than $1 million, $3 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     RGA sponsors separate defined benefit pension plans for its eligible employees. Also, RGA sponsors a postretirement plan. Employees of RGA may also become eligible for certain postretirement medical and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

     Effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax of $2 million, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                  DECEMBER 31, 2006
                                                  -------------------------------------------------
                                                               ADDITIONAL
                                                                 MINIMUM
                                                      PRE        PENSION   ADOPTION OF      POST
                                                    SFAS 158    LIABILITY    SFAS 158     SFAS 158
                                                  ADJUSTMENTS  ADJUSTMENT   ADJUSTMENT  ADJUSTMENTS
BALANCE SHEET CAPTION                             -----------  ----------  -----------  -----------
                                                                    (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost..........................................    $    (47)   $      1     $    (3)     $    (49)
Other liabilities: Accrued postretirement
  benefit cost..................................        $ (7)        $--         $(5)         $(12)
                                                                --------     -------
Accumulated other comprehensive income (loss),
  before income tax:
  Defined benefit plans.........................        $ (7)        $ 1         $(8)         $(14)
Minority interest...............................                     $--         $ 8
Deferred income tax.............................                     $--         $(1)
Accumulated other comprehensive income (loss),
  net of income tax:
                                                                --------     -------
  Defined benefit plans.........................        $ (4)        $ 1         $(1)         $ (4)
                                                                ========     =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                            DECEMBER 31,
                                                     -------------------------
                                                                      OTHER
                                                                   POSTRETIRE-
                                                       PENSION         MENT
                                                       BENEFITS      BENEFITS
                                                     -----------   -----------
                                                     2007   2006   2007   2006
                                                     ----   ----   ----   ----
                                                           (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year..  $ 71   $ 60   $ 12   $ 10
  Service cost.....................................     3      3      1      1
  Interest cost....................................     4      4     --     --
  Net actuarial (gains) losses.....................    (3)     2     (2)     1
  Change in benefits...............................    --      5     --     --
  Benefits paid....................................    (4)    (3)    --     --
                                                     ----   ----   ----   ----
Benefit obligation at end of year..................    71     71     11     12
                                                     ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year.....    22     16     --     --
  Actual return on plan assets.....................     1      2     --     --
  Employer contribution............................     5      7     --     --
  Benefits paid....................................    (4)    (3)    --     --
                                                     ----   ----   ----   ----
Fair value of plan assets at end of year...........    24     22     --     --
                                                     ----   ----   ----   ----
Funded status at end of year.......................  $(47)  $(49)  $(11)  $(12)
                                                     ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities................................  $(47)  $(49)  $(11)  $(12)
                                                     ====   ====   ====   ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses.............................  $ 19   $ 23   $  2   $  5
  Prior service credit.............................   (11)   (14)    --     --
                                                     ----   ----   ----   ----
                                                        8      9      2      5
  Deferred income tax and minority interest........    (6)    (7)    (1)    (3)
                                                     ----   ----   ----   ----
                                                     $  2   $  2   $  1   $  2
                                                     ====   ====   ====   ====



     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                              NON-
                                             QUALIFIED     QUALIFIED
                                                PLAN          PLAN         TOTAL
                                            -----------   -----------   -----------
                                            2007   2006   2007   2006   2007   2006
                                            ----   ----   ----   ----   ----   ----
                                                         (IN MILLIONS)
Aggregate fair value of plan assets.......   $24    $22   $ --   $ --   $ 24   $ 22
Aggregate projected benefit obligation....    26     25     45     46     71     71
                                             ---    ---   ----   ----   ----   ----
Over (under) funded.......................   $(2)   $(3)  $(45)  $(46)  $(47)  $(49)
                                             ===    ===   ====   ====   ====   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The accumulated benefit obligation for all defined benefit pension plans was $65 million and $61 million at December 31, 2007 and 2006, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Projected benefit obligation.................................   $45    $45
Accumulated benefit obligation...............................   $42    $40
Fair value of plan assets....................................   $--    $--


     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2007 and 2006.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows:

                                                                         OTHER
                                                                    POSTRETIREMENT
                                              PENSION BENEFITS         BENEFITS
                                             ------------------   ------------------
                                             2007   2006   2005   2007   2006   2005
                                             ----   ----   ----   ----   ----   ----
                                                          (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost.............................   $ 3    $ 3    $ 2    $ 1    $ 1    $ 1
  Interest cost............................     4      4      3     --     --     --
  Expected return on plan assets...........    (2)    (2)    (1)    --     --     --
  Amortization of net actuarial (gains)
     losses................................     1      1      1     --     --     --
  Amortization of prior service cost
     (credit)..............................    (2)    (2)    (2)    --     --     --
                                              ---    ---    ---    ---    ---    ---
  Net periodic benefit cost................     4    $ 4    $ 3      1    $ 1    $ 1
                                              ---    ===    ===    ---    ===    ===

OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME
  Net acturial (gains) losses..............    (3)                  (3)
  Prior Service cost (credit)..............     1                   --
  Amortization of net actuarial gains
     (losses)..............................    (1)                  --
  Amortization of prior service (cost)
     credit................................     2                   --
                                              ---                  ---
     Total recognized in other
       comprehensive income................    (1)                  (3)
                                              ---                  ---
     Total recognized in net periodic
       benefit cost and other comprehensive
       income..............................   $ 3                  $(2)
                                              ===                  ===



     Included in other comprehensive income for the year ended December 31, 2007 are other changes in plan assets and benefit obligations associated with pension benefits of ($1) million and other postretirement benefits of ($3) million for an aggregate reduction in other comprehensive losses of ($4) million before income tax and ($1) million, net of income tax and minority interest for the year ended December 31, 2007.

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are less than $1 million and $2 million, respectively.

     It is anticipated that no net actuarial loss will be amortized from accumulated other comprehensive income into net periodic benefit cost for the other postretirement plans over the next year.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                              DECEMBER 31,
                                                   ----------------------------------
                                                                            OTHER
                                                       PENSION         POSTRETIREMENT
                                                      BENEFITS            BENEFITS
                                                   --------------      --------------
                                                   2007      2006      2007      2006
                                                   ----      ----      ----      ----
Weighted average discount rate...............      6.24%     5.85%     6.00%     5.75%
Rate of compensation increase................      4.25%     4.25%      N/A       N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                            ---------------------------------------
                                                                        OTHER
                                                                   POSTRETIREMENT
                                             PENSION BENEFITS         BENEFITS
                                            ------------------   ------------------
                                            2007   2006   2005   2007   2006   2005
                                            ----   ----   ----   ----   ----   ----
Weighted average discount rate............  5.75%  5.75%  5.76%  5.75%  5.75%  5.75%
Expected rate of return on plan assets....  8.50%  8.50%  8.50%   N/A    N/A    N/A
Rate of compensation increase.............  4.25%  4.25%  4.25%   N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted expected return on plan assets for use in the plan's valuation in 2008 is currently anticipated to be 8.50% for pension benefits.

     The assumed healthcare cost trend rates used in measuring the accumulated postretirement benefit obligation and net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                      ----------------------------------------------
                                               2007                    2006
                                      ---------------------   ----------------------
Pre-Medicare eligible claims........  9% down to 5% in 2012   10% down to 5% in 2012
Medicare eligible claims............  9% down to 5% in 2012   10% down to 5% in 2012


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN THOUSANDS)
Effect on total of service and interest cost
  components.........................................     $  314       $  (235)
Effect on accumulated postretirement benefit
  obligation.........................................     $2,372       $(1,827)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  PLAN ASSETS

     The targeted and weighted average allocations of the pension plan assets are as follows:

                                                                     DECEMBER
                                                          TARGET       31,
                                                          ------   -----------
                                                           2008    2007   2006
ASSET CATEGORY                                            ------   ----   ----
Equity securities.......................................     75%     75%    76%
Fixed maturity securities...............................     25%     25%    24%
                                                            ---     ---    ---
  Total.................................................    100%    100%   100%
                                                            ===     ===    ===



     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     In 2008, the Company expects to make contributions of $4 million to its pension plans, which includes $3 million of benefit payments for its non-qualified pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. The Company uses its general assets to pay claims as they come due. The Company does not anticipate making any contributions other than benefits payments to its postretirement plan.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                            PENSION BENEFITS   OTHER POSTRETIREMENT BENEFITS
                                            ----------------   -----------------------------
                                                              (IN MILLIONS)
2008......................................         $ 4                      $--
2009......................................         $ 5                      $--
2010......................................         $ 5                      $--
2011......................................         $ 5                      $--
2012......................................         $ 6                      $--
2013 -- 2017..............................         $31                      $ 2


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was $3 million, $2 million and $3 million to these plans during the years ended December 31, 2007, 2006 and 2005, respectively.

16.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. General American and RGA's U.S. insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American and RGA's U.S. insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $106 million, $316 million and ($50) million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $2,280 million and $2,142 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Director of Insurance (the "Director"). For the year ended December 31, 2007, the Company did not pay any dividends to GenAmerica. The Company paid $13 million for each of the years ended December 31, 2006 and 2005 in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2007, General American could pay to GenAmerica a stockholder dividend of $228 million without prior approval of the Director in 2008.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              -----------------
                                                              2007   2006  2005
                                                              ----  -----  ----
                                                                (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 22  $(115) $137
Income tax effect of holding gains (losses).................   (13)    38   (61)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    29     16   (35)
  Amortization of premiums and accretion of discounts
     associated with investments............................   (33)   (12)   (8)
Income tax effect...........................................     2     (1)   21
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................   (70)    18    42
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    42     (6)  (21)
                                                              ----  -----  ----
Net unrealized investment gains (losses)....................   (21)   (62)   75
Foreign currency translation adjustment.....................    60     11     3
Minimum pension liability adjustment........................    --      1     2
Defined benefit plans adjustment............................     1     --    --
                                                              ----  -----  ----
Other comprehensive income (loss)...........................  $ 40  $ (50) $ 80
                                                              ====  =====  ====



17.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $   10   $   21   $   39
Commissions.........................................     877      904      493
Interest and debt issue costs.......................     139       96       50
Amortization of DAC and VOBA........................     542      555      697
Capitalization of DAC...............................    (810)    (761)    (649)
Minority interest...................................     217      211      164
Insurance tax.......................................     267      239      186
Other...............................................      51       96      167
                                                      ------   ------   ------
  Total other expenses..............................  $1,293   $1,361   $1,147
                                                      ======   ======   ======



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 8. See also Note 19 for discussion of affiliated expenses included in the table above.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities......................              $17,317     $17,317
  Equity securities..............................              $   168     $   168
  Mortgage loans on real estate..................              $ 1,073     $ 1,088
  Policy loans...................................              $ 2,716     $ 2,716
  Short-term investments.........................              $   312     $   312
  Cash and cash equivalents......................              $   507     $   507
  Accrued investment income......................              $   185     $   185
  Mortgage loan commitments......................     $5       $    --     $    --
Liabilities:
  Policyholder account balances..................              $ 6,034     $ 5,262
  Short-term debt -- affiliated..................              $    50     $    50
  Long-term debt.................................              $   628     $   638
  Collateral financing arrangements..............              $   850     $   761
  Junior subordinated debt securities............              $   399     $   356
  Shares subject to mandatory redemption.........              $   159     $   178
  Payables for collateral under securities loaned
     and other transactions......................              $ 1,438     $ 1,438

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities......................              $16,134     $16,134
  Equity securities..............................              $   210     $   210
  Mortgage loans on real estate..................              $   971     $   943
  Policy loans...................................              $ 2,664     $ 2,664
  Short-term investments.........................              $   435     $   435
  Cash and cash equivalents......................              $   357     $   357
  Accrued investment income......................              $   183     $   183
  Mortgage loan commitments......................     $20      $    --     $    --
  Commitments to fund bank credit facilities.....     $11      $    --     $    --
Liabilities:
  Policyholder account balances..................              $ 5,739     $ 4,999
  Long-term debt.................................              $   408     $   443
  Collateral financing arrangements..............              $   850     $   850
  Junior subordinated debt securities............              $   399     $   400
Shares subject to mandatory redemption...........              $   159     $   226
  Payables for collateral under securities loaned
     and other transactions......................              $ 1,642     $ 1,642


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  SHORT-TERM DEBT -- AFFILIATED, LONG-TERM DEBT, COLLATERAL FINANCING ARRANGEMENTS, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The carrying value for short-term debt -- affiliated approximates fair value due to the short-term duration of the instrument. The fair values of long-term debt, collateral financing arrangements, junior subordinated debt securities and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $44 million, $50 million and $60 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $5 million, $8 million and $16 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions and distribution services. Expenses and (fees) related to these agreements and recorded in other expenses, were $11 million, $31 million and ($13) million for the years ended December 31, 2007, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $1 million, $2 million and $10 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005, respectively. The Company received fees for this service of $26 million, $11 million and $4 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005.

     At December 31, 2007 and 2006, amounts due from affiliates were $32 million and $4 million, respectively, related to the net expenses discussed previously. These receivables exclude affiliated reinsurance balances discussed in Note 8.

     See Notes 3, 7, 8 and 9 for additional related party transactions.

PART C
                               OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.

     2.  Statement of Assets and Liabilities as of December 31, 2007.
     3.  Statement of Operations for the year ended December 31, 2007.
     4. Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.
     5.  Notes to Financial Statements - December 31, 2007.


The following financial statements of the Company are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.

     2.  Balance Sheets as of December 31, 2007 and 2006.
     3.  Statements of Income for the years ended December 31, 2007, 2006 and
         2005.
     4. Statements of Shareholder's Equity for the years ended December 31, 2007, 2006 and 2005.
     5. Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

     6.  Notes to Financial Statements.

The following consolidated financial statements of General American Life Insurance Company as Guarantor are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.

     2.  Consolidated Balance Sheets as of December 31, 2007 and 2006.
     3. Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.
     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2007, 2006 and 2005.
     5. Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

     6.  Notes to Consolidated Financial Statements.

b.   Exhibits


     1.  (i)       Resolution of the Board of Directors of the Company
                   authorizing the establishment of the Variable Account (5)
         (ii)      Amended and restated Resolutions (11)
     2.            Not applicable
     3.  (i)       Form of Principal Underwriter's Agreement (7)
         (ii)      Form of Selling Agreement (2)
         (iii)     Principal Underwriter's and Selling Agreement, dated January
                   1, 2001, and Amendments (11)
         (iv)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (15)
         (v)       Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)
                   (17)
     4.  (i)       Individual Flexible Purchase Payment Deferred Variable
                   Annuity Contract (1)
         (ii)      Death Benefit Rider (1)
         (iii)     Rider - Nursing Home Waiver (1)
         (iv)      Death Benefit Endorsements (5)
         (v)       Charitable Remainder Trust Endorsement (5)
         (vi)      Form of Endorsement (Name Change) (7)
     5.            Application for Variable Annuity (2)
     6.  (i)       Copy of Articles of Incorporation of the Company (1)
         (ii)      Copy of the By-Laws of the Company (1)
     7.  (i)       Reinsurance Agreement between MetLife Investors Insurance
                   Company and Metropolitan Life Insurance Company (9)
         (ii)      Automatic Reinsurance Agreement between MetLife Investors
                   Insurance Company and Exeter Reassurance Company, Ltd. (9)
         (iii)     Contingent Reinsurance Agreement between MetLife Investors
                   Insurance Company and General American Life Insurance
                   Company (14)
     8.  (i)       Participation Agreement among Met Investors Series Trust, Met
                   Investors Advisory Corp., MetLife Investors Distribution
                   Company and MetLife Investors Insurance Company dated
                   February 12, 2001. And First Amendment to Participation
                   Agreement dated September 14, 2001 (9)
         (ii)  (a) Form of Fund Participation Agreement among Putnam Variable
                   Trust, Putnam Mutual Funds Corp. and Cova Financial Services
                   Life Insurance Company (3)
               (b) Amended and Restated Participation Agreement among Putnam
                   Variable Trust, Putnam Mutual Fund Corp. and Cova Financial
                   Services Life Insurance Company (September 1, 1998);
                   Amendment dated November 12, 1999 to the Participation
                   Agreement dated September 1, 1998; Amendment dated May 1,
                   2001 to the Participation Agreement dated September 1, 1998;
                   and Amendment No. 3 dated April 24, 2006 to the Participation
                   Agreement dated September 1, 1998 (19)
         (iii) (a) Form of Fund Participation Agreement among AIM Variable
                   Insurance Funds, Inc., AIM Distributors, Inc., Cova Financial
                   Services Life Insurance Company, on behalf of itself and its
                   Separate Accounts, and Cova Life Sales Company (3)
               (b) Amendment No. 1 dated April 23, 1999 to Participation
                   Agreement dated December 31, 1997; Amendment No. 2 dated
                   September 1, 2000 to the Participation Agreement dated
                   December 31, 1997; Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (19)
         (iv)      Form of Participation Agreement among Russell Insurance
                   Funds, Russell Fund Distributors, Inc. and Cova Financial
                   Services Life Insurance Company (3)
         (v)   (a) Participation Agreement among Variable Insurance Products
                   Fund, Fidelity Distributors Corporation and Cova Financial
                   Services Life Insurance Company. And Participation Agreement
                   among Variable Insurance Products Fund II, Fidelity
                   Distributors Corporation and Cova Financial Services Life
                   Insurance Company. And Participation Agreement among
                   Variable Insurance Products Funds III, Fidelity Distributor
                   Corporation and Cova Financial Services Life Insurance
                   Company (all dated November 17, 1997) (4)
               (b) First Amendment among Cova Financial Services Life
                   Insurance Company, Variable Insurance Products and Fidelity
                   Distributors Corporation effective May 7, 2001 to the
                   Participation Agreement dated November 17, 1997 (19)
               (c) Amendment and Assignment of Variable Insurance Products
                   Fund I's and Variable Insurance Products Fund II's Participation
                   Agreement, each dated November 17, 1997 as amended
                   consented by Metlife Investors Insurance Company as of June
                   19, 2007 (19)

    (vi) (a) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (5)
           (b) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000) (19)
           (c) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable Insurance
           Products Trust, Franklin Tmpleton Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable Insurance
           Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton variable Insurance
           Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance Company and MetLife
           Investors Insurance Company effective May 1, 2001 to the Participation Agreement dated September 1, 2000; and
           Amendment among Franklin Templeton Variable Insurance
           Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance Company and MetLife
           Investors Insurance Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000. (19)
    (vii)  Form of Fund Participation Agreement - PIMCO Variable
           Insurance Trust (6)
    (viii) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund (6)
    (ix) Participation Agreement among Metropolitan Series Funds, Inc., Metropolitan Life Insurance Company and Cova Financial
           Services Life Insurance Company (effective September 1, 2000)
           (11)
    (x) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company
           and MetLife Investors Insurance Company dated July 1, 2004
           (13)
    (xi)   Net Worth Agreement between MetLife, Inc. and MetLife
           Investors Insurance Company (effective December 31, 2002) (14)
    (xii)  Guarantee Agreement (General American Life Insurance
           Company) (16)
    (xiii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Investors Insurance Company effective 4-30-07 (17)
    (xiv) Participation Agreement among Metropolitan Services Fund, Inc., Metlife Advisers, LLC, Metlife Investors Distribution Company and Metlife Investors Insurance Company effective 8-31-07 (18)
9.         Opinion and Consent of Counsel (17)
10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor (filed herewith)
11.        Not Applicable
12.        Agreement Governing Contribution (5)
13. (i)    Powers of Attorney for MetLife Investors Insurance Company
           (17)
    (ii)   Powers of Attorney for General American Life Insurance
           Company as Guarantor (17)


(1) Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.
(2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement electronically filed on November 19, 1997.
(3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 (File Nos. 333-34741 and 811-05200) to Form N-4 electronically filed on January 26, 1998.
(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 on Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 30, 1998.
(5) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 30, 1999.
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 26, 2001.
(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2002.
(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Nos. 333-52272 and 811-05200) electronically filed on April 30, 2003.
(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 27, 2004.
(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on July 15, 2004.
(12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-54358 and 811-05200) electronically filed on July 13, 2005.
(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on October 7, 2005.
(14) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 21, 2006.
(15) Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811- 03365) electronically filed on April 24, 2006.
(16) Incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's Post-Effective Amendment No. 11 on Form N-4 (File Nos. 333-96795 and 811-08306) electronically filed on July 27, 2006.
(17) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 21 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 19, 2007.
(18) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 on Form N-4 (File Nos. 333-51950 and 811-05200) electronically filed on October 31, 2007.
(19) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 22, 2008.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    -------------------------------------
 Michael K. Farrell                     Chairman of the Board, President,
 5 Park Plaza, Suite 1900               Chief Executive Officer and Director
 Irvine, CA 92614

 Elizabeth M. Forget                    Executive Vice President and Director
 260 Madison Avenue
 New York, NY 10010

 Kevin J. Paulson                       Senior Vice President
 4700 Westown Parkway
 West Des Moines, IA 50266

 Richard C. Pearson                     Vice President, Associate General
 5 Park Plaza, Suite 1900               Counsel, Secretary and Director
 Irvine, CA 92614

 Charles V. Curcio                      Vice President-Finance
 501 Route 22
 Bridgewater, NJ 08807

 Thomas G. Hogan, Jr.                   Vice President, Chief Actuary
 400 Atrium Drive
 Somerset, NJ 08873

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Jonathan L. Rosenthal                  Vice President, Chief Hedging Officer
 501 Route 22
 Bridgewater, NJ 08807

 Jay S. Kaduson                         Vice President and Director
 10 Park Avenue
 Morristown, NJ 07967

 Jeffrey A. Tupper                      Assistant Vice President and Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Eric T. Steigerwalt                    Treasurer
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Susan A. Buffum                        Director
 334 Madison Avenue
 Convent Station, NJ 07961

 Margaret C. Fechtmann                  Director
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

 George Foulke                          Director
 501 Route 22
 Bridgewater, NJ 08807

 Paul A. Sylvester                      Director
 10 Park Avenue
 Morristown, NJ 07967


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of January 31, 2008, there were 973 Qualified Contract Owners and 3,313 Non-Qualified Contract Owners.


ITEM 28.  INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

      MetLife of CT Fund U for Variable Annuities


      MetLife of CT Fund BD for Variable Annuities
      MetLife of CT Fund BD II for Variable Annuities
      MetLife of CT Fund BD III for Variable Annuities
      MetLife of CT Fund BD IV for Variable Annuities
      MetLife of CT Fund ABD for Variable Annuities
      MetLife of CT Fund ABD II for Variable Annuities
      MetLife of CT Separate Account PF for Variable Annuities MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities MetLife of CT Separate Account Six for Variable Annuities MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance,
      MetLife of CT Fund UL II for Variable Life Insurance
      MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three


      MetLife of CT Separate Account Eleven for Variable Annuities
      MetLife of CT Separate Account Twelve for Variable Annuities
      MetLife of CT Separate Account Thirteen for Variable Annuities
      MetLife of CT Separate Account Fourteen for Variable Annuities
      MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
      MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
      Metropolitan Life Variable Annuity Separate Account II
      Metropolitan Life Variable Annuity Separate Account I

      Met Investors Series Trust

      MetLife Investors Variable Annuity Account One

      MetLife Investors Variable Annuity Account Five
      MetLife Investors Variable Life Account One
      MetLife Investors Variable Life Account Five

      MetLife Investors USA Separate Account A
      MetLife Investors USA Variable Life Account A
      First MetLife Investors Variable Annuity Account One
      General American Separate Account Eleven
      General American Separate Account Twenty-Eight
      General American Separate Account Twenty-Nine
      General American Separate Account Two
      Security Equity Separate Account Twenty-Six
      Security Equity Separate Account Twenty-Seven

      Metropolitan Life Separate Account E
      Metropolitan Life Separate Account UL
      Metropolitan Tower Life Separate Account One
      Metropolitan Tower Life Separate Account Two
      Paragon Separate Account A
      Paragon Separate Account B
      Paragon Separate Account C
      Paragon Separate Account D
      Metropolitan Series Fund, Inc.


   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


 Name and Principal Business Address    Positions and Offices with Underwriter
 -----------------------------------    --------------------------------------
 Paul A. Sylvester                      President, National Sales Manager-
 10 Park Avenue                         Annuities & LTC
 Morristown, NJ 07962

 Elizabeth M. Forget                    Executive Vice President, Investment
 260 Madison Avenue                     Fund Management & Marketing
 New York, NY 10016

 Paul A. LaPiana                        Executive Vice President, National
 5 Park Plaza, Suite 1900               Sales Manager- Life
 Irvine, CA 92614

 Andrew Aiello                          Senior Vice President, Channel
 1 MetLife Plaza                        Head-National Accounts
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Jeffrey A. Barker                      Senior Vice President, Channel
 1 MetLife Plaza                        Head-Independent Accounts
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Douglas P. Rodgers                     Senior Vice President, Channel
 10 Park Avenue                         Head-LTC
 Morristown, NJ 07962

 Myrna Solomon                          Senior Vice President, Channel
 501 Boylston Street                    Head-Banks
 Boston, MA 02116

 Leslie Sutherland                      Senior Vice President, Channel
 1 MetLife Plaza                        Head-Broker/Dealers
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Edward C. Wilson                       Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-Wirehouse
 Irvine, CA 92614

 Curtis Wohlers                         Senior Vice President, Channel
 1 MetLife Plaza                        Head-Planners
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Jay S. Kaduson                         Senior Vice President
 10 Park Avenue
 Morristown, NJ 07962

 Richard C. Pearson                     Vice President, Associate General
 5 Park Plaza, Suite 1900               Counsel and Secretary
 Irvine, CA 92614

 Peter Gruppuso                         Vice President, Chief Financial
 485-E US Highway 1 South               Officer
 Iselin, NJ 08830

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Craig W. Markham                       Vice President and Director
 13045 Tesson Ferry Road
 St. Louis, MO 63128

 Eric T. Steigerwalt                    Treasurer
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Michael K. Farrell                     Director
 10 Park Avenue
 Morristown, NJ 07962

 William J. Toppeta                     Director
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


         (1)              (2)              (3)           (4)         (5)
                                     Compensation on
                                         Events
                                     Occasioning the
                    Net Underwriting Deduction of a
  Name of Principal  Discounts and   Deferred Sales   Brokerage     Other
     Underwriter      Commissions         Load       Commissions Compensation
  ----------------- ---------------- --------------- ----------- ------------
    MetLife
    Investors
    Distribution
    Company           $93,279,104          $0            $0           $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

         (a) Registrant

         (b) MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266

         (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

         (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

         (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

         (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd, Tampa, FL 33607

         (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

         (h) Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166

         (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

   e. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

   These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee;
(ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

   Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

   During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California, on this 22nd day of April, 2008.



                                              METLIFE INVESTORS VARIABLE
                                              ANNUITY ACCOUNT ONE
                                              (Registrant)

                                              By: METLIFE INVESTORS INSURANCE
                                                  COMPANY

                                              By: /s/ RICHARD C. PEARSON
                                                  -----------------------------

                                                  Richard C. Pearson
                                                  Vice President, Associate
                                                  General Counsel and Secretary

                                              METLIFE INVESTORS INSURANCE
                                              COMPANY
                                              (Depositor)

                                              By: /s/ RICHARD C. PEARSON
                                                  -----------------------------

                                                  Richard C. Pearson
                                                  Vice President, Associate
                                                  General Counsel and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on April 22, 2008.



 /s/ Michael K. Farrell *               Chairman of the Board, President,
 -------------------------------------  Chief Executive Officer and Director
 Michael K. Farrell

 /s/ Elizabeth M. Forget *              Executive Vice President and Director
 -------------------------------------
 Elizabeth M. Forget

 /s/ Richard C. Pearson *               Vice President, Associate General
 -------------------------------------  Counsel, Secretary and Director
 Richard C. Pearson

 /s/ Charles V. Curcio *                Vice President-Finance (principal
 -------------------------------------  financial officer and principal
 Charles V. Curcio                      accounting officer)

 /s/ Jay S. Kaduson *                   Vice President and Director
 -------------------------------------
 Jay S. Kaduson

 /s/ Jeffrey A. Tupper *                Assistant Vice President and Director
 -------------------------------------
 Jeffrey A. Tupper

 /s/ Susan A. Buffum *                  Director
 -------------------------------------
 Susan A. Buffum

 /s/ Margaret C. Fechtmann *            Director
 -------------------------------------
 Margaret C. Fechtmann

 /s/ George Foulke *                    Director
 -------------------------------------
 George Foulke

 /s/ Paul A. Sylvester *                Director
 -------------------------------------
 Paul A. Sylvester



                                         By: /s/ JOHN E. CONNOLLY, JR.
                                             ----------------------------------
                                             John E. Connolly, Jr.,
                                             Attorney-in-fact
                                             April 22, 2008

--------

* MetLife Investors Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 21 on Form N-4 (File Nos. 333-34741/811-05200) filed as Exhibit 13(i) on April 19, 2007.

                                  SIGNATURES


As required by the Securities Act of 1933, General American Life Insurance Company has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri, on this 22nd day of April, 2008.



                                               GENERAL AMERICAN LIFE INSURANCE
                                               COMPANY
                                               (Guarantor)

                                           By: /s/ WILLIAM C. LANE
                                               --------------------------------
                                               William C. Lane
                                               Vice President and Associate
                                               General Counsel



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22nd, 2008.



 /s/ Lisa M. Weber *                    Chairman of the Board, Chief
 -------------------------------------  Executive Officer, President and
 Lisa M. Weber                          Director

 /s/ Joseph J. Prochaska, Jr.*          Executive Vice President and Chief
 -------------------------------------  Accounting Officer
 Joseph J. Prochaska, Jr.

 -------------------------------------  Senior Vice President, Treasurer and
 Eric T. Steigerwalt                    Director

 /s/ James J. Reilly *                  Vice President (principal financial
 -------------------------------------  officer)
 James J. Reilly

 /s/ Michael K. Farrell *               Director
 -------------------------------------
 Michael K. Farrell

 /s/ James L. Lipscomb *                Director
 -------------------------------------
 James L. Lipscomb

 /s/ William J. Mullaney *              Director
 -------------------------------------
 William J. Mullaney

 /s/ Stanley J. Talbi *                 Director
 -------------------------------------
 Stanley J. Talbi

 /s/ Michael J. Vietri *                Director
 -------------------------------------
 Michael J. Vietri

 /s/ William J. Wheeler *               Director
 -------------------------------------
 William J. Wheeler



                                           By: /s/ JOHN E. CONNOLLY, JR.
                                               --------------------------------
                                               John E. Connolly, Jr.,
                                               Attorney-in-fact
                                               April 22, 2008

--------

* General American Life Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 21 on Form N-4 (File Nos. 333-34741/811-05200) filed as Exhibit 13(ii) on April 19, 2007.

                                   INDEX TO EXHIBITS

       EX-99.B10 Consent of Independent Registered Public Accounting
                 Firm (Deloitte & Touche LLP) for the Depositor,
                 Registrant and the Guarantor